                                                     Registration No. 33-16494
                                                             File No. 811-5281

                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

Pre-Effective Amendment No. _____                                        [   ]

Post-Effective Amendment No. 32                                            [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

Amendment No. 32                                                           [X]

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              (Exact Name of Registrant as Specified in Charter)

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               6803 South Tucson Way, Centennial, CO 80112-3924
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             (Address of Principal Executive Offices) (Zip Code)

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                                 303-768-3200
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             (Registrant's Telephone Number, including Area Code)

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                             Robert G. Zack, Esq.
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                            OppenheimerFunds, Inc.
   Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY
                                  10281-1008
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[X  ] Immediately upon filing pursuant to paragraph (b)
[   ] On ____________ pursuant to paragraph (b)
[   ]   60 days after filing pursuant to paragraph (a)(1)
[   ] On _____________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 32 to the Registrant's Registration
Statement on Form N-1A (File No. 33-16494) (the "Registration Statement")
consists of the following: (1) the facing sheet of the Registration
Statement, (2) Parts A and B to the Registration Statement, and (3) Part C to
the Registration Statement (including signature pages).

     This Post-Effective Amendment No. 32 to the Registration Statement is being filed to: (1) incorporate revisions to the Statement ofAdditional Information in response  to SEC  staff  comments  on  Post-Effective  Amendment  No.  31 to the
Registration  Statement,  filed July 20, 2006, (2) provide financial information for the Registrant, and (3) file an exhibit to the Registration Statement.

PROSPECTUS

Oppenheimer
Champion Income Fund

Prospectus dated August 7, 2006

                                          Oppenheimer Champion Income Fund is
                                          a mutual fund. It seeks high current
                                          income by investing mainly in
                                          high-yield, lower-rated fixed-income
                                          securities as its primary goal. The
                                          Fund secondarily seeks capital
                                          growth when consistent with its main
                                          goal.
                                             This Prospectus contains
                                          important information about the
                                          Fund's objectives, its investment
                                          policies, strategies and risks. It
                                          also contains important information
                                          about how to buy and sell shares of
                                          the Fund and other account features.
                                          Please read this Prospectus
As with all mutual funds, the             carefully before you invest and keep
Securities and Exchange Commission        it for future reference about your
has not approved or disapproved the       account.
Fund's securities nor has it
determined that this Prospectus is
accurate or complete. It is a
criminal offense to represent
otherwise.

                                                       (logo) OppenheimerFunds
                                                       The Right Way to Invest

CONTENTS

                    ABOUT THE FUND

                    The Fund's Investment Objective and Principal Investment
                    Strategies
                    Main Risks of Investing in the Fund
                    The Fund's Past Performance
                    Fees and Expenses of the Fund
                    About the Fund's Investments
                    How the Fund is Managed

                    ABOUT YOUR ACCOUNT

                    How to Buy Shares
                    Class A Shares
                    Class B Shares
                    Class C Shares
                    Class N Shares
                    Class Y Shares

                    Special Investor Services
                    AccountLink
                    PhoneLink
                    OppenheimerFunds Internet Website
                    Retirement Plans

                    How to Sell Shares
                    Checkwriting
                    By Mail
                    By Telephone

                    How to Exchange Shares
                    Shareholder Account Rules and Policies
                    Dividends, Capital Gains and Taxes
                    Financial Highlights

about THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?  The Fund's primary objective is to seek a high level of current  income by investing in a  diversified  portfolio
of  high-yield,   lower-rated,   fixed-income   securities   that  the  Fund's
investment manager,  OppenheimerFunds,  Inc. (the "Manager"),  believes do not involve undue risk. The Fund's  secondary  objective is to seek capital growth when consistent with its primary objective.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in a variety of high-yield fixed-income debt securities of domestic and foreign issuers for high current income. These securities primarily include:
o     Lower-grade bonds and notes of corporate issuers.
o     Foreign corporate and government bonds.
o     "Structured" notes.

      Under normal market conditions, the Fund invests at least 60% of its total assets in high-yield, lower-grade, fixed-income securities, commonly called "junk bonds." Lower-grade debt securities are those rated below "Baa"
by Moody's Investors Service ("Moody's") or lower than "BBB" by Standard &
Poor's Rating Services ("S&P") or comparable ratings by other nationally-recognized rating organizations (or, in the case of unrated securities, determined by the Manager to be comparable to securities rated below investment grade). See Appendix A to the Statement of Additional
Information for a description of the bond ratings.

      The remainder of the Fund's assets may be held in other debt securities, cash or cash equivalents, in rights or warrants, or invested in common stocks and other equity securities when the Manager believes those are consistent with the Fund's objectives. Investments in high-yield securities and equity securities may provide opportunities for capital growth while also providing income to the Fund.

      The Fund's foreign investments currently focus on debt securities of issuers in developed markets. The Fund also uses certain derivative investments, primarily "structured notes," to try to enhance income or to try to manage investment risks. These investments are more fully explained in
"About the Fund's Investments," below.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL? In
selecting securities for the Fund, the Fund's portfolio managers analyze the overall investment opportunities and risks in different market sectors, industries and countries. The overall strategy is to build a broadly diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt instruments. The portfolio managers currently use a "bottom up" approach, focusing on the performance of individual securities before considering industry trends. They evaluate an issuer's liquidity, financial strength and earnings power and also consider the factors below (which may vary in particular cases and may change over time), looking for:
o     Changes in the business cycle that might affect corporate profits,
o     Corporate sectors that in the portfolio managers' views are currently undervalued in the marketplace,
o     Issuers with earnings growth rates that are faster than the growth rate of the overall economy,
o     Securities or sectors that will help the overall diversification of the portfolio, and
o     Issuers with improvements in relative cash flows and liquidity to help them meet their obligations.

      The portfolio  managers  monitor changes in the factors listed above and any changes in those factors may trigger a decision to sell a security.

WHO IS THE FUND DESIGNED FOR? The Fund is designed primarily for investors seeking high current income from a fund that invests mainly in lower-grade domestic and foreign fixed-income debt securities. Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for a fund that invests mainly in high-yield domestic and foreign fixed-income debt securities, which also have special credit risks.
Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income. The Fund is intended to be a long-term investment and may be appropriate as a part of a retirement plan portfolio. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors, described below. There is also the risk that poor security selection by the Manager will cause the Fund to underperform other funds having similar objectives.

CREDIT RISK. Debt securities are subject to credit risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. High-yield, lower-grade debt securities are especially subject to risks of default. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce a security's market value.

Special Risks of Lower-Grade Securities. Because the Fund can invest without limit in securities below investment grade to seek high income, the
      Fund's credit risks are greater than those of funds that buy only investment-grade securities. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are
      (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. These risks can reduce the Fund's share prices and the income it earns.

      While investment-grade securities are subject to risks of non-payment of interest and principal, generally, higher yielding lower-grade bonds, whether rated or unrated, have greater risks than
      investment-grade securities. The market for lower-grade securities may be less liquid, especially during times of general economic distress, and therefore they may be harder to value and to sell at an acceptable price.

INTEREST RATE RISKS. The values of debt securities are subject to change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for longer-term debt securities than for shorter-term debt securities, and at times the Fund's average portfolio maturity may be relatively long-term. The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities. Also, if interest rates fall, the Fund's investments in new securities at lower yields will reduce the Fund's income.

RISKS OF FOREIGN INVESTING. The Fund can invest up to 100% of its assets in foreign securities. It can buy securities of governments and companies in both developed markets and emerging markets. The Fund currently does not intend to invest more than 25% of its net assets in foreign securities but may invest significant amounts of its assets in those securities. While foreign securities offer special investment opportunities, they are subject to special risks that can reduce the Fund's share prices and returns.

      The change in value of a foreign currency against the U.S. dollar will affect the U.S. dollar value of securities denominated in that foreign currency. Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

      Additionally, if a fund invests a significant amount of its assets in foreign securities, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of the New York Stock Exchange (the "NYSE") that day, when its net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value, and the imposition of redemption fees, may help deter those activities.

RISKS OF DERIVATIVE INVESTMENTS. The Fund can use derivatives to seek increased income or to try to hedge investment and interest rate risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, interest rate swaps, structured notes, and mortgage-related securities are examples of derivatives the Fund can use.

      If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the
Fund's share prices could decline and the Fund could receive less income than expected or its hedge might be unsuccessful. Some derivatives may be illiquid, making it difficult to sell them at an acceptable price. The Fund has limits on the amount of particular types of derivatives it can hold.
However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and prices of its shares. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its objectives.

      In the short term, the values of high-yield debt securities can fluctuate substantially because of interest rate changes and perceptions about the high-yield market among investors. Foreign debt securities can be volatile, and the price of the Fund's shares can go up and down substantially because of events affecting foreign markets or issuers. Defaults by issuers of lower-grade securities could reduce the Fund's income and share prices.

      Debt securities are subject to credit and interest rate risks that can affect their values and the share prices of the Fund. In the OppenheimerFunds spectrum, the Fund is likely to be more volatile and has more risks than funds that focus on investing in U.S. government securities and investment-grade bonds.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of broad-based market indices. The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or
IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from January 1, 2006 through June 30, 2006, the cumulative return (not annualized) before taxes for Class A shares was 2.15%.

During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 9.31% (2Qtr03) and the lowest return
(not annualized) before taxes for a calendar quarter was -6.46% (3Qtr98).

Average Annual Total Returns                     5 Years          10 Years
for    the    periods    ended                 (or life of      (or life of
December 31, 2005                 1 Year     class, if less)  class, if less)
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Class A Shares (inception
11/16/1987)                       -2.22%          5.66%            5.52%
  Return Before Taxes             -4.47%          2.57%            2.02%
  Return After Taxes on
  Distributions                   -1.45%          2.90%            2.48%
  Return After Taxes on
  Distributions and Sale of
  Fund Shares
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Merrill Lynch High Yield          2.83%           8.76%           6.80%(1)
Master Index
(reflects no deduction for
fees, expenses or taxes)
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Lehman Brothers Credit Index
(reflects no deduction for        1.95%           7.11%           6.46%(1)
fees, expenses or taxes)
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Class B Shares (inception         -2.90%          5.61%            5.55%
10/02/1995)
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Class C Shares (inception         0.94%           5.91%            5.24%
12/01/1993)
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Class N Shares (inception         1.30%           4.94%             N/A
3/1/2001)
1. From 12/31/95.

The Fund's average annual total returns include applicable sales charges: for
Class A, the current maximum initial sales charge of 4.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for
Class C and Class N, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares.  Because Class B shares convert to Class A shares 72 months after purchase, Class B "life-of-class"
performance does not include any contingent deferred sales charge and uses
Class A performance for the period after conversion. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to the Merrill Lynch
High Yield Master Index, an unmanaged index of below-investment grade debt securities of U.S. corporate issuers, and the Lehman Brothers Credit Index, an index of non-convertible U.S. investment-grade corporate bonds. The indices' performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the indices.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. Shareholders pay other transaction expenses directly, such as sales charges. The numbers below are based on the Fund's expenses during its fiscal year ended September 30,
2005, except for Class Y expenses, which are based on projections of what those expenses will be during the first year Class Y shares are offered..

                                        Shareholder Fees (charges paid
                                        directly from your investment):
                                   Class A     Class B   Class C    Class N    Class Y
                                    Shares     Shares      Shares     Shares     Shares
       Maximum Sales Charge
       (Load) on                    4.75%
       Purchases (as % of
       offering price)                          None        None       None       None
       Maximum Deferred Sales
       Charge
       (Load) (as % of the lower   None(1)
       of the                                 5.00%(2)    1.00%(3)                None
       original offering price or                                    1.00%(4)
       redemption proceeds)
       Redemption Fee as a          2.00%
       percentage of total                      2.00%      2.00%      2.00%      2.00%
       redemption proceeds)(5)

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
                           Class A     Class B     Class C   Class N   Class Y
                            Shares     Shares      Shares     Shares     Shares
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Management Fees             0.60%       0.60%       0.60%      0.60%     0.62%
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Distribution       and/or   0.24%       1.00%       1.00%      0.50%      None
Service (12b-1) Fees
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Other Expenses              0.24%       0.22%       0.22%      0.45%     0.12%
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Total  Annual   Operating   1.08%       1.82%       1.82%      1.55%     0.74%
Expenses

Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays.
The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to
0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. After the waiver, the actual "Other Expenses" and "Total Annual Operating Expenses" as percentages of average daily net assets were 0.38% and 1.48%, respectively, for Class N shares. Class A, Class B and Class C were the same as shown above.  For Class
Y shares, "Annual Fund Operating Expenses" are estimated based on the
Manager's projections of what those expenses will be for the Fund's Class Y shares for the first fiscal year on assets of $4,500,000.

1.    A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2.    Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.
5.    The redemption fee applies to the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund)
  within 30 days of their purchase. See "How to Sell Shares" for more information on when the redemption fee will apply.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

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If shares are redeemed:       1 Year       3 Years     5 Years      10 Years
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Class A Shares                 $580          $804       $1,045       $1,736
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Class B Shares                 $687          $878       $1,194      $1,779(1)
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Class C Shares                 $287          $578        $994        $2,156
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Class N Shares                 $259          $493        $851        $1,860
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Class Y Shares                  $76          $239        $419         $954
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If shares are not             1 Year       3 Years     5 Years      10 Years
redeemed:
---------------------------------------------------------------------------------
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Class A Shares                 $580          $804       $1,045       $1,736
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Class B Shares                 $187          $578        $994       $1,779(1)
---------------------------------------------------------------------------------
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Class C Shares                 $187          $578        $994        $2,156
---------------------------------------------------------------------------------
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Class N Shares                 $159          $493        $851        $1,860
---------------------------------------------------------------------------------
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Class Y Shares                  $76          $239        $419         $954
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 In the first example,  expenses  include the initial sales charge for Class A and the  applicable  Class B, Class C and Class N contingent  deferred  sales charges.  In the  second  example,  the Class A  expenses  include  the sales charge,  but Class B, Class C and Class N expenses do not include  contingent deferred sales charges.
1.    Class B  expenses  for years 7 through  10 are based on Class A expenses since  Class B shares  automatically  convert  to Class A shares  72  months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the
Fund's portfolio among different types of investments will vary over time based upon the Manager's evaluation of economic and market trends. However, under normal market conditions, the Fund emphasizes investments in high-yield, lower-grade, fixed-income securities. The Fund has no requirements as to the range of maturities of the debt securities it can buy or as to the market capitalization of the issuers of those securities.

     What Is A "Debt"  Security?  A debt  security is  essentially a loan by the buyer to the issuer of the debt  security.  The issuer  promises to pay back the principal amount of the loan and normally pays interest,  at a fixed or variable rate, on the debt while it is outstanding.

      The Manager does not rely solely on ratings of debt securities by rating organizations when selecting investments for the Fund. The Fund can buy unrated securities. The Manager assigns a rating to an unrated security that is equivalent to what the Manager believes are comparable rated securities.

      The Fund can invest some of its assets in other types of debt securities, as well as common stocks and other equity securities of foreign and U.S. companies when consistent with the Fund's goals. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of securities of any one issuer and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not concentrate 25% or more of its total assets in the securities of issuers in any one industry or the securities of any one foreign government.

      However, changes in the overall market prices of securities and the income they pay can occur at any time. The share prices and yield of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

HIGH-YIELD, LOWER-GRADE DEBT SECURITIES. Under normal market conditions the
Fund invests at least 60% of its total assets in high-yield, lower-grade, fixed-income securities of U.S. and foreign issuers, including bonds, debentures, notes, preferred stocks, loan participation interests and structured notes, and asset-backed securities, among others, to seek high current income. There are no limits on the amount of the Fund's assets that can be invested in debt securities rated below investment grade.

      The Fund can invest in securities rated as low as "C" or "D" or which may be in default at the time the Fund buys them. While securities rated
"Baa" by Moody's or "BBB" by S&P are considered "investment grade," they have some speculative characteristics.

      To the extent that a fund invests significantly in high yield bonds, because those securities may be traded infrequently, investors may seek to trade fund shares based on their knowledge or understanding of the value of those types of securities (this is sometimes referred to as "price arbitrage"). Certain Oppenheimer funds, including the Fund, that invest a significant amount of their assets in high yield bonds impose a 2% redemption fee in certain circumstances to attempt to deter such price arbitrage. Such price arbitrage, if otherwise successful, might interfere with the efficient management of a fund's portfolio to a greater degree than would be the case for funds that invest in more liquid securities, because the fund may have difficulty selling those securities at advantageous times or prices to satisfy the liquidity requirements created by large and/or frequent trading activity. Successful price arbitrage activities might also dilute the value of fund shares held by other shareholders.

FOREIGN SECURITIES. The Fund can buy a variety of debt securities issued by foreign governments and companies, as well as "supra-national" entities, such as the World Bank. They include bonds, debentures and notes, including derivative investments.

Special Risks of Emerging Markets. The Fund can buy securities in emerging and developing markets. They may offer special investment opportunities but investments in these countries present risks not found in more mature markets. Those securities might be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis.

DERIVATIVE INVESTMENTS. The Fund can invest in a number of different kinds of
"derivative" investments. Options, futures, interest rate swaps, structured notes, and mortgage-related securities are "derivative investments" the Fund can use. In addition to using some derivatives to hedge investment risks, the
Fund can use other derivative investments because they offer the potential for increased income and principal value. Some derivative investments held by the Fund may be illiquid.

"Structured Notes." The Fund can buy "structured" notes, which are specially-designed debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be
      "structured" by the purchaser (the Fund) and the borrower issuing the note.

      The values of these notes will fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore the Fund could receive more or less than it originally invested when the notes mature or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for the Fund to sell its investment at an acceptable price.

Investments By "Funds of Funds." Class Y shares of the Fund are offered as an investment to certain other Oppenheimer funds that act as "funds of funds." The Fund's Board of Trustees has approved making the Fund's shares available as an investment for those funds. Those funds of funds may invest significant portions of their assets in shares of the Fund.
      From time to time, those investments may also represent a significant portion of the Fund's outstanding shares or of its outstanding Class Y shares. Those funds of funds typically use asset allocation strategies under which they may increase or reduce the amount of their investment in the Fund frequently, and may do so on a daily basis during volatile market conditions. If the size of those purchases and redemptions of the Fund's shares by the funds of funds were significant relative to the size of the Fund's assets, the Fund could be required to purchase or sell portfolio securities, increasing its transaction costs and possibly reducing its performance. For a further discussion of the possible effects of frequent trading in the Fund's shares, please refer to the section titled "Are There Limitations on Frequent Purchases,
      Redemptions and Exchanges?" in this prospectus.

CAN THE FUND'S INVESTMENT OBJECTIVES AND POLICIES CHANGE? The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares.
The Fund's objectives are fundamental policies. Investment restrictions that are fundamental policies are listed in the Statement of Additional
Information. An investment policy or technique is not fundamental unless this
Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its investment objectives, the Fund can also use some or all the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.
Common Stocks and Other Equity Securities. The Fund can invest in common stocks and other equity securities, including warrants and rights, preferred stock and convertible securities, when consistent with the
       Fund's objectives.
Preferred Stocks. Unlike common stock, preferred stock typically has a stated
      dividend rate. When interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. The rights to payment of dividends on preferred stock generally is subordinate to the rights of a company's debt securities. Preferred stock dividends may be cumulative (they remain a liability of the company until paid) or non-cumulative.
o     Risks of Investing in Stocks. Stocks fluctuate in price and their short-term volatility at times may be great. To the extent that the
      Fund invests in equity securities, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk can affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. When interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall.
Loans of Portfolio Securities. The Fund has entered into a Securities Lending
      Agreement with JP Morgan Chase. Under that agreement portfolio securities of the Fund may be loaned to brokers, dealers and other financial institutions. The Securities Lending Agreement provides that loans must be adequately collateralized and may be made only in conformity with the Fund's Securities Lending Guidelines, adopted by the Fund's Board of Trustees. The value of the securities loaned may not exceed 25% of the value of the Fund's net assets.
Other Derivative Investments. In addition to purchasing structured notes, the
       Fund can use other types of derivative investments to seek its objectives.
o     Mortgage-Related Securities. The Fund can buy interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations ("CMOs") and other "pass-through" mortgage securities. They may be issued or guaranteed by the U.S. government or its agencies and instrumentalities or by private issuers. CMOs that are
      U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series, each having different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. government agency or instrumentality or mortgage loans insured by a U.S. government agency.

      The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

      If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. Additionally, the Fund might have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Fund's yield. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Additionally, the Fund may buy
      mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment represented by the premium the Fund paid.

      When interest rates rise rapidly, and if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These prepayment risks can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Fund's share prices.
o     Private-Issuer Mortgage-Backed Securities. CMOs and other
      mortgage-related securities issued by private issuers are not U.S.
      government securities, and are subject to greater credit risks than mortgage-related securities that are U.S. government securities. The
      Fund can invest in mortgage-backed securities issued by private issuers. Primarily these include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers.
      Private issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as interest rate risks and prepayment risks), although in some cases they may be supported by insurance or guarantees.
o     Zero-Coupon and "Stripped" Securities. The Fund can buy government and corporate zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. The Fund also can buy
      "stripped" securities that are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

      Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities.
      The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently.

      The values of interest-only and principal-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages and changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price.
Participation Interests in Loans. These securities represent an undivided fractional interest in a loan obligation by a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The loans may be to foreign or U.S.
      companies. They are subject to the risk of default by the borrower as well as credit risks of the servicing agent of the participation interest, which can cause the Fund to lose money on its investment. The
      Fund can also buy interests in trusts and other entities that hold loan obligations. In that case the Fund will be subject to the trust's credit risks. The Fund does not invest more than 5% of its net assets in participation interests of any one borrower.
Hedging. The Fund can buy and sell futures contracts, put and call options and forward contracts. These are all referred to as "hedging instruments." The Fund is not required to use hedging instruments to seek its objectives. The Fund will not use hedging instruments for speculative purposes, and has limits on its use of them.

      The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates. The Fund can use forward contracts and currency options to try to manage foreign currency risks on the Fund's foreign investments.

      Hedging has risks. Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

      If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.
"When-Issued"  and  "Delayed-Delivery"  Transactions.  The Fund  can  purchase securities on a "when-issued"  basis and may purchase or sell securities on a  "delayed-delivery"  basis.  These terms refer to  securities  that have  been  created  and for  which a market  exists,  but which are not available for immediate  delivery.  There might be a risk of loss to the
      Fund if the  value of the  security  declines  prior  to the  settlement date.
Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities. The Board can increase that limit to 15%. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.
Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objectives. Portfolio turnover affects brokerage costs, although the Fund does not pay for brokerage on most of its portfolio transactions. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance). The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.
Temporary Defensive and Interim Investments. In times of adverse or unstable market, economic or political conditions, the Fund can invest up to
      100% of its assets in temporary investments that are inconsistent with the Fund's principal investment strategies. Generally they would be cash or cash equivalents, such as U.S. Treasury Bills and other short-term U.S. government obligations or high-grade commercial paper.
      The Fund can also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objectives.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The
Fund also discloses its portfolio holdings in its Statements of Investments on Form N-Q, which are filed with the Securities and Exchange Commission
("SEC") no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the SEC.
Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's
Statement of Additional Information.

How the Fund Is Managed

THE MANAGER. The Manager, OppenheimerFunds, Inc., chooses the Fund's investment program and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of
Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment advisor since January 1960. The
Manager and its subsidiaries and controlled affiliates managed more than $215 billion in assets as of June 30, 2006, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.
Advisory Fees. Under the Fund's investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines as the
      Fund's assets grow: 0.70% of the first $250 million of average annual net assets of the Fund, 0.65% of the next $250 million, 0.60% of the next $500 million, 0.55% of the next $500 million, and 0.50% of average annual net assets in excess of $1.5 billion. The Fund's management fee for its last fiscal year ended September 30, 2005 was 0.60% of average annual net assets for each class of shares.

            A discussion regarding the basis for the Board of Trustees'
      approval of the Fund's investment advisory contract is available in the
      Fund's Semi-Annual Report to shareholders for the six month period ended March 31, 2006.

Portfolio Manager. The Fund's portfolio is managed by Dimitrios Kourkoulakos.
      Mr. Kourkoulakos is the Fund's lead portfolio manager and has been primarily responsible for the day-to-day management of the Fund's portfolio since June 2002. Mr. Kourkoulakos has been a Vice President of the Manager since December 2001 and is an officer of other portfolios in the OppenheimerFunds complex. He was formerly a High
      Yield Analyst with the Manager from 1998 to 2001 and a Securities
      Analyst from 1995 to 1998.

      The Statement of Additional Information provides additional information about the Portfolio Manager's compensation, other accounts he manages and his ownership of Fund shares.

Pending Litigation.  A consolidated  amended complaint was filed as a putative class  action  against  the Manager  and the  Transfer  Agent (and other defendants) in the U.S.  District Court for the Southern District of New
      York on  January  10,  2005  and was  amended  on  March  4,  2005.  The
      complaint  alleged,   among  other  things,  that  the  Manager  charged
      excessive fees for  distribution and other costs, and that by permitting and/or  participating in those actions, the  Directors/Trustees  and the
      Officers  of  the  funds  breached  their   fiduciary   duties  to  fund
      shareholders  under  the  Investment  Company  Act of 1940 and at common law. The plaintiffs  sought  unspecified  damages,  an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

            In response to the defendants'  motions to dismiss the suit, seven of the eight  counts in the  complaint,  including  the  claims  against certain of the  Oppenheimer  funds, as nominal  defendants,  and against certain  present  and former  Directors,  Trustees  and  officers of the
      funds,  and  the  Distributor,   as  defendants,   were  dismissed  with
      prejudice,  by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer  Agent was dismissed with prejudice by court order dated April 5, 2006.  The  plaintiffs  filed an appeal of those dismissals on May 11, 2006.

            The Manager  believes  that it is  premature to render any opinion as to the  likelihood of an outcome  unfavorable  to it, the funds,  the
      Directors/Trustees  or the  Officers on the appeal of the  decisions  of the  district  court,  and  that no  estimate  can yet be made  with any degree of  certainty  as to the amount or range of any  potential  loss.
      However,  the Manager  believes  that the  allegations  contained in the complaint  are without merit and that there are  substantial  grounds to sustain the district court's rulings.

about YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge for that service.
Buying Shares Through the Distributor. Complete an OppenheimerFunds new
      account application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you do not list a dealer on the application, Class A shares are your only purchase option. The Distributor will act as your agent in buying Class A shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you. Class B, Class C or Class
      N shares may not be purchased by a new investor directly from the
      Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing Class B, Class C or Class N account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder application and the Statement of Additional
      Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     If you establish one of the many types of retirement plan accounts that
      OppenheimerFunds offers, more fully described below under "Special
      Investor Services," you can start your account with as little as $500.
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the NYSE, on each day the NYSE is open for trading (referred to in this Prospectus as a "regular business day").
      The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean
      "Eastern time."

      The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.  To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.
      If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the NYSE or market on which the security is principally traded, that security may be valued by another method that the Board of
      Trustees believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee.  Fair value determinations by the
      Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the
      Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets
      (for example, a foreign securities market closes early because of a natural disaster).  The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values.  In addition, the discussion of "time-zone arbitrage" describes effects that the Fund's fair value pricing policy is intended to counteract.

      If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, a significant event occurs that the
      Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

      The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets.  The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be
      "fair valued" to take those factors into account.

The Offering Price. To receive the offering price for a particular day, the
      Distributor or its designated agent must receive your order, in good order, by the time the NYSE closes that day. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the NYSE (normally 4:00 p.m.) and transmit it to the Distributor so that it is received before the
      Distributor's close of business on a regular business day (normally
      5:00 p.m.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

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WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
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Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
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Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
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Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
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Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
      Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.  For that reason, the Distributor normally will not accept purchase orders of more than $100,000 of Class B shares or $1 million or more of Class C shares from a single investor.  Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o     Investing for the Longer Term.  If you are investing  less than $100,000 for the  longer-term,  for example for retirement,  and do not expect to need  access to your money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may  not  be  available  to  Class  B,  Class  C and  Class  N shareholders.  Other  features  may  not be  advisable  (because  of the effect of the  contingent  deferred  sales  charge) for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
      Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information.  Also, checkwriting is not available on Class Y accounts or accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class
      C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
                          Front-End Sales  Front-End Sales   Concession As a
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
 Amount of Purchase       Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $50,000             4.75%             4.98%             4.00%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.50%             4.71%             3.75%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.50%             3.63%             2.75%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million
 ------------------------------------------------------------------------------
Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

CAN YOU REDUCE CLASS A SALES CHARGES?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time.
o     Right of Accumulation.  To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making
         (as shown in the table above), you can add the value of any Class A,
         Class B or, Class C shares of the Fund or other Oppenheimer funds that you or your spouse currently own, or are currently purchasing, to the value of your Class A share purchase. Your Class A shares of
         Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on
         which you have not paid a sales charge will not be counted for this purpose.  In totaling your holdings, you may count shares held in your individual accounts (including IRAs and 403(b) plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors.
         A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer).  If you are buying shares directly from the Fund, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through your financial intermediary you must notify your
         intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

            To count shares of eligible Oppenheimer funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the Distributor or your current intermediary with a copy of all account statements showing your current holdings of the Fund or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement plans or trust or custodial accounts for minor children as described above. The Distributor or intermediary through which you are buying shares will calculate the value of your eligible Oppenheimer fund shares, based on the current offering price, to determine which
         Class A sales charge rate you qualify for on your current purchase.

o     Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A
         Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C shares of the Fund or other Oppenheimer funds over a 13-month period. The total amount of your intended purchases of Class A, Class B and
         Class C shares will determine the reduced sales charge rate that will apply to your Class A share purchases of the Fund during that period. You can choose to include purchases made up to 90 days before the date that you submit a Letter of Intent. Your Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash
         Reserves on which you have not paid a sales charge will not be counted for this purpose. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares.  You may also be able to apply the Right of Accumulation to these purchases.

            If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased.  A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of Intent" in the Fund's Statement of Additional Information for more complete information.

Other Special Sales Charge Arrangements and Waivers.  The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The
Fund reserves the right to amend or discontinue these programs at any time without prior notice.
o     Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund may be exchanged without a sales charge, at the net asset value per share in effect on the date payable. You must notify the Transfer Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.
o     Exchanges of Shares.  Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to "How to Exchange Shares" in this Prospectus and in the Statement of Additional Information for
         more details, including a discussion of circumstances in which sales charges may apply on exchanges.
o     Reinvestment Privilege.  Within six months of a redemption of certain
         Class A and Class B shares, the proceeds may be reinvested in Class
         A shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge.
         This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed.
         The investor must ask the Transfer Agent or his or her financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made.
o     Other Special Reductions and Waivers. The Fund and the Distributor
         offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain classes of investors
         (primarily retirement plans that purchase shares in special programs through the Distributor). These are described in greater detail in
         Appendix C to the Statement of Additional Information, which may be ordered by calling 1.800.225.5677 or through the OppenheimerFunds website, at www.oppenheimerfunds.com (follow the hyperlinks: "Access
         Accounts and Services" - "Forms & Literature" - "Order Literature" -
         "Statements of Additional Information"). A description of these waivers and special sales charge arrangements is also available for viewing on the OppenheimerFunds website (follow the hyperlinks:
         "Research Funds" - "Fund Documents" - "View a description . . .").
         To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase, or notify the Transfer Agent at the time of redeeming shares for those waivers that apply to contingent deferred sales charges.
o     Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by retirement plans that have $5 million or more in plan assets. In that case the Distributor may pay from its own resources, at the time of sale, concessions in an amount equal to 0.25% of the purchase price of Class A shares purchased within the first six months of account establishment by those retirement plans to dealers of record, subject to certain exceptions described in "Retirement Plans" in the Statement of
         Additional Information.

         There is also no initial sales charge on purchases of Class A shares of the Fund by certain retirement plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors, insurance companies or recordkeepers. No contingent deferred sales charge is charged upon the redemption of such shares.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or on purchases of Class A shares by certain retirement plans that satisfied certain requirements prior to
      March 1, 2001 ("grandfathered retirement accounts").  However, those
      Class A shares may be subject to a Class A contingent deferred sales charge, as described below.  Retirement plans holding shares of
      Oppenheimer funds in an omnibus account(s) for the benefit of plan participants in the name of a fiduciary or financial intermediary
      (other than OppenheimerFunds-sponsored Single DB Plus plans) are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge.

      The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than purchases by grandfathered retirement accounts.  For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million.  In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions); or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                             None
-------------------------------------------------------------------------------
      In the table, a "year" is a 12-month period.  In applying the contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans, among others. Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares
(other than the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to
Class Y shares. Instructions for buying, selling, exchanging or transferring
Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25%
      service fee to dealers in advance for the first year after the shares are sold by the dealer. The Distributor retains the first year's service fee paid by the Fund. After the shares have been held by grandfathered retirement accounts for a year, the Distributor pays the service fee to dealers periodically.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
      Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
      0.25% on Class N shares. The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
      Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
      The Distributor normally retains the asset-based sales charge on Class
      C shares during the first year after the purchase of Class C shares.
      See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.0% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

      For certain group retirement plans held in omnibus accounts, the
      Distributor will pay the full Class C or Class N asset-based sales charge and the service fee to the dealer beginning in the first year after the purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase. New group omnibus plans may not purchase Class B shares.

      For Class C shares purchased through the OppenheimerFunds Recordkeeper
      Pro program, the Distributor will pay the Class C asset-based sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales concession at the time of purchase.  The Distributor will use the service fee it receives from the Fund on those shares to reimburse FASCorp for providing personal services to the Class C accounts holding those shares.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the
Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and
Expenses of the Fund" in this Prospectus because they are not paid by the
Fund.

     "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund
"supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about
Oppenheimer funds, including travel and lodging expenditures. However, the
Manager does not consider a financial intermediary's sale of shares of the
Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement.
To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the
Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

     The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this Prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the
Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting privilege, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at
1.800.225.5677, for assistance.

Redemption Fee.  The Fund imposes a 2% redemption fee on the proceeds of Fund shares that are redeemed within 30 days of their purchase. The fee also applies in the case of shares redeemed in exchange transactions.  The redemption fee is collected by the Transfer Agent and paid to the Fund.  It is intended to help offset the trading, market impact, and administrative costs associated with short-term money movements into and out of the Fund, and to help deter excessive short term trading.  The fee is imposed to the extent that Fund shares redeemed exceed Fund shares that have been held more than 30 days.  For shares of the Fund that were acquired by exchange, the holding period is measured from the date the shares were acquired in the exchange transaction.  Shares held the longest will be redeemed first.

   The redemption fee is not imposed on shares:

o     held in omnibus accounts of certain financial intermediaries, such as a broker-dealer or a retirement plan fiduciary if those institutions have not implemented the system changes necessary to be capable of processing the redemption fee.  However, account holders whose investments in the Fund are held in omnibus accounts through certain other financial intermediates may be subject to the redemption fee on terms that are generally in accordance with the redemption fee terms in this prospectus but that may differ in certain details.  For certain retirement plans treated as omnibus accounts by the Fund's Transfer
      Agent, the redemption fee may be charged on participant initiated exchanges or redemptions.  Shares held in retirement plans that are not in omnibus accounts, such as Oppenheimer-sponsored retirement plans,
      IRAs, and 403(b)(7) plans are also subject to the redemption fee.  You should consult with your financial intermediary or retirement plan provider for more details on this redemption fee;
o     held by investors in certain asset allocation programs that offer automatic re-balancing or wrap-fee or similar fee-based programs and that have been identified to the Distributor and the Transfer Agent;
o     redeemed for rebalancing transactions under the OppenheimerFunds
      Portfolio Builder program;
o     redeemed pursuant to an OppenheimerFunds automatic withdrawal plan;
o     redeemed due to the death or disability of the shareholder;
o     redeemed as part of an automatic dividend exchange election established in advance of the exchange;
o     redeemed to pay fees assessed by the Fund or the Transfer Agent against the account;
o     redeemed from accounts for which the dealer, broker or financial institution of record has entered into an agreement with the
      Distributor that permits such redemptions without the imposition of these fees, such as asset allocation programs;
o     redeemed for conversion of Class B shares to Class A shares or pursuant to fund mergers; and
o     involuntary redemptions resulting from failure to meet account minimums.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement,
   o  Shares are being transferred to a Fund account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

CHECKWRITING. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this
Fund with the same registration as the other account.
o     Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o     Checkwriting privileges are not available for Class Y accounts or accounts holding shares that are subject to a contingent deferred sales charge.
o     Checks must be written for at least $500. Checks written below the stated amount on the check will not be accepted. However, if you have existing checks indicating a $100 minimum, you may still use them for amounts of $100 or more.
o     Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o     You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o     Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00 p.m., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectus of the selected fund must offer the exchange privilege.
   o  When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.

      You can find a list of the Oppenheimer funds that are currently available for exchanges in the Statement of Additional Information or you can obtain a list by calling a service representative at
      1.800.225.5677. The funds available for exchange can change from time to time.

      A contingent deferred sales charge (CDSC) is not charged when you exchange shares of the Fund for shares of another Oppenheimer fund.
      However, if you exchange your shares during the applicable CDSC holding period, the holding period will carry over to the fund shares that you acquire. Similarly, if you acquire shares of the Fund in exchange for shares of another Oppenheimer fund that are subject to a CDSC holding period, that holding period will carry over to the acquired shares of the Fund. In either of these situations, a CDSC may be imposed if the acquired shares are redeemed before the end of the CDSC holding period that applied to the exchanged shares.

      There are a number of other special conditions and limitations that apply to certain types of exchanges. These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the
      Statement of Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
      Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
      Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of fund shares may interfere with the Manager's ability to manage the fund's investments efficiently, increase the fund's transaction and administrative costs and/or affect the fund's performance, depending on various factors, such as the size of the fund, the nature of its investments, the amount of fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer
         Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares.
         Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received.
         However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its
         discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this Prospectus.
         The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Fund and the
         Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). The Distributor and/or the Transfer
         Agent have agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this Prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A fund or the Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the
         Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this
         Prospectus. The Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed or exchanged within 30 days after their purchase in certain circumstances. Further details are provided under "How to Sell Shares."

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or
      the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent
      may send a written warning to direct shareholders that the Transfer
      Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
      "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c)
accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible
         Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A
         "direct shareholder" is one whose account is registered on the
         Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days.
         However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer
         Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
         exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September. See the Statement of
      Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the SEC, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the Transfer
      Agent may use this information to attempt to verify your identity.  The
      Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net investment income each regular business day and pay those dividends monthly. Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to the Fund from the purchase payment for shares. Dividends and distributions paid to Class A and
Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and
Class Y shares. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains annually. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have previously established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

      The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify. It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Avoid "Buying a Distribution." If you buy shares on or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for periods shown.  Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information, other than the information for the six-month period ended September 30, 2006, has been audited by Deloitte &
Touche LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the
Statement of Additional Information, which is available upon request.  The
Fund's financial statements for the six-month period ended September 30, 2006 are unaudited and included in the Fund's Statement of Additional
Information.  The information for the six months ended March 31, 2006 is unaudited, and in management's opinion reflects all adjustments necessary to a fair statement of the results of the interim period presented.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS YEAR ENDED
                                            MARCH 31, 2006                                                           SEPT. 30,
CLASS A                                    (UNAUDITED)          2005           2004           2003          2002          2001
----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     9.40     $    9.50     $     9.17      $    8.05     $    9.00     $   11.00
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .32 1         .62 1          .69            .78           .77          1.03
Net realized and unrealized gain (loss)             --          (.09)           .33           1.12          (.95)        (1.97)
                                            --------------------------------------------------------------------------------------
Total from investment operations                   .32           .53           1.02           1.90          (.18)         (.94)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income              (.32)         (.63)          (.69)          (.78)         (.77)        (1.06)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     9.40     $    9.40     $     9.50      $    9.17     $    8.05     $    9.00
                                            ======================================================================================

--------------------------------------------------------------------------------------------------------------------------- -------
TOTAL RETURN, AT NET ASSET VALUE 2                3.44%         5.65%         11.40%         24.62%        (2.49)%       (9.19)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  913,529     $ 936,925     $1,003,748      $ 876,600     $ 659,017     $ 670,207
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  920,394     $ 992,935     $  953,063      $ 783,469     $ 718,443     $ 696,332
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             6.82%         6.52%          7.28%          8.98%         8.57%        10.14%
Total expenses                                    1.10%         1.08% 4        1.07% 4,5      1.08% 4       1.14% 4       1.07% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             31%           53%            58%            68%           62%           47%

1.  Per share amounts calculated based on the average shares outstanding during the period.

2.  Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
    Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3.  Annualized for periods of less than one full year.

4.  Reduction to custodian expenses less than 0.01%.

5.  Voluntary waiver of transfer agent fees less than 0.01%.

                                            SIX MONTHS                                                                    YEAR
                                                 ENDED                                                                   ENDED
                                        MARCH 31, 2006                                                               SEPT. 30,
CLASS B                                     (UNAUDITED)         2005          2004            2003          2002          2001
----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     9.39     $    9.49     $    9.16       $    8.04     $    8.99     $   10.98
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .28 1         .55 1         .61             .71           .70           .96
Net realized and unrealized gain (loss)             --          (.10)          .34            1.12          (.95)        (1.97)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   .28           .45           .95            1.83          (.25)        (1.01)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income              (.28)         (.55)         (.62)           (.71)         (.70)         (.98)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     9.39     $    9.39     $    9.49       $    9.16     $    8.04     $    8.99
                                            ======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                3.06%         4.87%        10.58%          23.71%        (3.23)%       (9.81)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  243,175     $ 297,056     $ 425,072       $ 479,887     $ 432,009     $ 515,270
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  267,047     $ 362,813     $ 463,835       $ 449,354     $ 508,625     $ 540,165
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             6.07%         5.75%         6.57%           8.27%         7.85%         9.40%
Total expenses                                    1.86%         1.82% 4       1.81% 4,5       1.84% 4       1.89% 4       1.82% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             31%           53%           58%             68%           62%           47%

1.    Per share amounts calculated based on the average shares outstanding during the period.

2.    Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
      Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3.    Annualized for periods of less than one full year.

4.    Reduction to custodian expenses less than 0.01%.

5.    Voluntary waiver of transfer agent fees less than 0.01%.

                                            SIX MONTHS                                                                    YEAR
                                                 ENDED                                                                   ENDED
                                        MARCH 31, 2006                                                               SEPT. 30,
CLASS C                                    (UNAUDITED)          2005           2004           2003          2002          2001
----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     9.39     $    9.49     $     9.16      $    8.04     $    8.99     $   10.98
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .28 1         .55 1          .62            .71           .70           .96
Net realized and unrealized gain (loss)             --          (.10)           .33           1.12          (.95)        (1.97)
                                            --------------------------------------------------------------------------------------
Total from investment operations                   .28           .45            .95           1.83          (.25)        (1.01)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income              (.28)         (.55)          (.62)          (.71)         (.70)         (.98)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     9.39     $    9.39     $     9.49      $    9.16     $    8.04     $    8.99
                                            ======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                3.06%         4.86%         10.59%         23.71%        (3.23)%       (9.82)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  199,393     $ 218,850     $  246,301      $ 240,077     $ 180,131     $ 192,898
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  206,445     $ 237,000     $  249,356      $ 208,876     $ 200,233     $ 208,439
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             6.08%         5.77%          6.55%          8.23%         7.83%         9.40%
Total expenses                                    1.85%         1.82% 4        1.82% 4,5      1.84% 4       1.89% 4       1.82% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             31%           53%            58%            68%           62%           47%

1.    Per share amounts calculated based on the average shares outstanding during the period.

2.  Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
    Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3.  Annualized for periods of less than one full year.

4.  Reduction to custodian expenses less than 0.01%.

5.  Voluntary waiver of transfer agent fees less than 0.01%.

                                            SIX MONTHS                                                                    YEAR
                                                 ENDED                                                                   ENDED
                                        MARCH 31, 2006                                                               SEPT. 30,
CLASS N                                     (UNAUDITED)         2005           2004           2003          2002          2001 1
--------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     9.41     $    9.51     $     9.17      $    8.05     $    9.00     $   10.75
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
Net investment income                              .30 2         .58 2          .67            .75           .73           .57
Net realized and unrealized gain (loss)           (.01)         (.09)           .32           1.11          (.93)        (1.75)
                                            ------------------------------------------------------------------------------------

Total from investment operations                   .29           .49            .99           1.86          (.20)        (1.18)
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net investment income              (.30)         (.59)          (.65)          (.74)         (.75)         (.57)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     9.40     $    9.41     $     9.51      $    9.17     $    8.05     $    9.00
                                            ====================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                3.14%         5.23%         11.07%         24.10%        (2.71)%      (11.29)%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   30,961     $  30,491     $   29,008      $  13,658     $   6,126     $   1,017
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   30,184     $  30,252     $   22,249      $   9,534     $   3,398     $     330
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                             6.43%         6.12%          6.78%          8.47%         8.04%         9.72%
Total expenses                                    1.57%         1.55%          1.54%          1.71%         1.36%         1.07%
Expenses after payments and waivers
and reduction to custodian expenses               1.48%         1.48%          1.48%          1.50%         1.36%         1.07%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             31%           53%            58%            68%           62%           47%

1.  For the period from March 1, 2001 (inception of offering) to September 30,
    2001.

2.  Per share amounts calculated based on the average shares outstanding during the period.

3.  Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
    Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4.  Annualized for periods of less than one full year.

INFORMATION AND SERVICES

For More Information on Oppenheimer Champion Income Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website. You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No.: 811-5281
PR0190.001.0806
Printed on recycled paper

                          Appendix to Prospectus of
                       Oppenheimer Champion Income Fund

      Graphic material included in the Prospectus of Oppenheimer Champion
Income Fund under the heading "Annual Total Returns (Class A) (as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Oppenheimer Champion
Income Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the last ten calendar years, without deducting sales charges or taxes. Set forth below are the relevant data points that will appear in the bar chart:

Calendar      Annual
Year          Total
Ended         Returns

12/31/96      13.40%
12/31/97      11.91%
12/31/98       0.44%
12/31/99       6.58%
12/31/00      -4.34%
12/31/01       1.64%
12/31/02      -3.61%
12/31/03      25.92%
12/31/04       9.21%
12/31/05       2.66%

STATEMENT OF ADDITIONAL INFORMATION

Oppenheimer Champion Income Fund

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated August 7, 2006

This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated August 7, 2006. It should be read together with the
Prospectus. You can obtain the Prospectus by writing to the Fund's Transfer
Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217,
or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Fund

About Your Account

Financial Information About the Fund

about THE FUND

Additional Information About the Fund's Investment Policies and Risks

The investment objectives, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of
Additional Information ("SAI") contains supplemental information about those policies and risks and the types of securities that the Fund's investment manager, OppenheimerFunds, Inc. ("Manager"), can select for the Fund.
Additional information is also provided about the strategies that the Fund may use to try to achieve its objectives.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager may use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its goals. It may use some of the special investment techniques and strategies at some times or not at all.

      In selecting securities for the Fund's portfolio, the Manager evaluates the merits of particular securities primarily through the exercise of its own investment analysis. That process may include, among other things, evaluation of the issuer's historical operations, prospects for the industry of which the issuer is part, the issuer's financial condition, its pending product developments and business (and those of competitors), the effect of general market and economic conditions on the issuer's business, and legislative proposals that might affect the issuer.

      Additionally, in analyzing a particular issuer, the Manager may consider the trading activity in the issuer's securities, present and anticipated cash flow, estimated current value of its assets in relation to their historical cost, the issuer's experience and managerial expertise, responsiveness to changes in interest rates and business conditions, debt maturity schedules, current and future borrowing requirements, and any change in the financial condition of an issuer and the issuer's continuing ability to meet its future obligations. The Manager also may consider anticipated changes in business conditions, levels of interest rates of bonds as contrasted with levels of cash dividends, industry and regional prospects, the availability of new investment opportunities and the general economic, legislative and monetary outlook for specific industries, the nation and the world.

      |X| Debt Securities. The Fund can invest in a variety of debt
securities to seek its objective. Foreign debt securities are subject to the risks of foreign securities described below. In general, debt securities are also subject to two additional types of risk: credit risk and interest rate risk.

      o Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

      The Fund's debt investments mainly include high-yield,
non-investment-grade bonds (commonly referred to as "junk bonds").
Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors
Service, Inc., ("Moody's) at least "BBB" by Standard & Poor's Rating Services
("Standard & Poor's") or Fitch, Inc. ("Fitch, Inc.") or that have comparable ratings by another nationally-recognized rating organization.

      In making investments in debt securities, the Manager may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness. If securities the Fund buys are unrated, they are assigned a rating by the Manager of comparable quality to bonds having similar yield and risk characteristics within a rating category of a rating organization.

      The Fund does not have investment policies establishing specific maturity ranges for the Fund's investments, and they may be within any maturity range (short, medium or long) depending on the Manager's evaluation of investment opportunities available within the debt securities markets.
Generally, however, it is expected that the Fund's average portfolio maturity will be of a longer average maturity. The Fund may shift its investment focus to securities of longer maturity as interest rates decline and to securities of shorter maturity as interest rates rise.

      o Interest Rate Risk. Interest rate risk refers to the fluctuations in value of debt securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued debt investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

      While the changes in value of the Fund's portfolio securities after they are purchased will be reflected in the net asset value of the Fund's shares, those changes normally do not affect the interest income paid by those securities (unless the security's interest is paid at a variable rate pegged to particular interest rate changes). However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Fund's net asset values will be affected by those fluctuations.

      o Special Risks of Lower-Grade Securities. The Fund can invest without limit in lower-grade debt securities, and the Fund will normally invest 60%
or more of its assets in these securities to seek the Fund's main objective.
Lower-grade securities tend to offer higher yields than investment-grade securities, but also are subject to greater risks of default by the issuer in its obligations to pay interest and/or repay principal on the maturity of the security.

      "Lower-grade" debt securities are those rated below "investment grade,"
which means they have a rating lower than "Baa" by Moody's or lower than
"BBB" by Standard & Poor's or Fitch, Inc., or similar ratings by other rating organizations. If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are considered part of the Fund's portfolio of lower-grade securities. The
Fund can invest in securities rated as low as "C" or "D" or which may be in default at the time the Fund buys them.

      Some of the special credit risks of lower-grade securities are discussed below. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment-grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high-yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high-yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high-yield bonds, these risks are in addition to the special risk of foreign investing discussed in the Prospectus and in this SAI.

      To the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-convertible high-yield bonds, since stock may be more liquid and less affected by some of these risk factors.

      While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch, Inc. are investment grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics. Definitions of the debt security ratings categories of the principal rating organizations are included in Appendix A to this SAI.

      |X| Foreign Securities. The percentage of the Fund's assets that will be allocated to foreign securities will vary over time depending on a number of factors. Those factors may include the relative yields of foreign and U.S.
securities, the economies of foreign countries, the condition of a country's financial markets, the interest rate climate of particular foreign countries and the relationship of particular foreign currencies to the U.S. dollar. The
Manager analyzes fundamental economic criteria (for example, relative inflation levels and trends, growth rate forecasts, balance of payments status, and economic policies) as well as technical and political data.

      The Fund can invest up to 100% of its assets in foreign securities.
While it currently limits investment in foreign securities to 25% of its net assets, the Fund expects from time to time to have substantial investments in foreign securities. These primarily will be debt securities issued or guaranteed by foreign companies or governments, including supra-national entities. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S.
government or by foreign supra-national entities. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations, because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Because the Fund can purchase securities denominated in foreign currencies, a change in the value of such foreign currency against the U.S.
dollar will result in a change in the amount of income the Fund has available for distribution. Because a portion of the Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the
Fund will absorb the cost of currency fluctuations. After the Fund has distributed income, subsequent foreign currency losses may result in the
Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer high income potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not move in a manner parallel to U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

      o Foreign Debt Obligations. The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. The Fund may buy securities issued by certain
"supra-national" entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the
International Bank for Reconstruction and Development (commonly called the
"World Bank"), the Asian Development Bank and the Inter-American Development
Bank.

      The governmental members of these supra-national entities are
"stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

      The Fund can invest in U.S. dollar-denominated "Brady Bonds." These foreign debt obligations may be fixed-rate par bonds or floating-rate discount bonds. They are generally collateralized in full as to repayment of principal at maturity by U.S. Treasury zero-coupon obligations that have the same maturity as the Brady Bonds. Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity. Those uncollateralized amounts constitute what is called the "residual risk."

      If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero-coupon U.S.
Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds. The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the Brady
Bonds in the normal course. Because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, Brady Bonds are considered speculative investments.

      o Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o       reduction of income by foreign taxes;
o       fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o       transaction charges for currency exchange;
o       lack of public information about foreign issuers;
o       lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o       less volume on foreign exchanges than on U.S. exchanges;
o       greater volatility and less liquidity on foreign markets than in the
             U.S.;
o       less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o       greater difficulties in commencing lawsuits;
o       higher brokerage commission rates than in the U.S.;
o       increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o       possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o       unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

      o Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for investing but have greater risks than more developed foreign markets, such as those in Europe, Canada,
Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The
Manager will consider these factors when evaluating securities in these markets, because the selection of those securities must be consistent with the Fund's investment objectives.

      o Passive Foreign Investment Companies. Some securities of corporations domiciled outside the U.S. which the Fund may purchase, may be considered passive foreign investment companies ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth companies or "start-up" companies. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation's gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by IRCss.954.

      Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There are also the risks that the
Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the Fund makes every effort to ensure compliance with federal tax reporting of these investments. PFICs are considered foreign securities for the purposes of the Fund's minimum percentage requirements or limitations of investing in foreign securities.

      Subject to the limits under the Investment Company Act of 1940 (the
"Investment Company Act"), the Fund may invest in foreign mutual funds which are also deemed PFICs (since nearly all of the income of a mutual fund is generally passive income). Investing in these types of PFICs may allow exposure to various countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein.

      In addition to bearing their proportionate share of a fund's expenses
(management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under "Investment in Other
Investment Companies."

Other Investment Techniques and Strategies

In seeking its objectives, the Fund may from time to time use the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use them.

      |X| Investments in Other Equity Securities. The Fund can invest limited amounts of its assets in securities other than debt securities, including certain types of equity securities of both foreign and U.S. companies. Those equity securities include preferred stocks (described below), common stocks, rights and warrants, and securities convertible into common stock. Certain equity securities may be selected because they may provide dividend income.

      o Preferred Stocks. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemptions prior to maturity, which also can have a negative impact on prices when interest rates decline. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with the corporation's debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation.

      o Convertible Securities. While some convertible securities are a form of debt security, in some cases their conversion feature (allowing conversion into equity securities) causes the Manager to regard them more as "equity equivalents." In those cases the rating assigned to the security has less impact on the Manager's investment decision with respect to them than in the case of non-convertible debt fixed-income securities. Convertible securities are subject to the credit risks and interest rate risks described above in
"Debt Securities."

      The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when prevailing interest rates fall and decrease when prevailing interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security.
In that case, it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.

      To determine whether convertible securities should be regarded as
"equity equivalents," the Manager examines the following factors:
(1)     whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)     whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
             (considering the effect of conversion of the convertible
             securities), and
(3)     the extent to which the convertible security may be a defensive
             "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

      o Rights and Warrants. The Fund cannot invest more than 5% of its total assets in warrants or rights. That limit does not apply to warrants and rights the Fund has acquired as part of units of securities or that are attached to other securities that the Fund buys. The Fund does not expect that it will have significant investments in warrants and rights. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

      |X| Asset-Backed Securities. Asset-backed securities are fractional interests in pools of assets, typically accounts receivable or consumer loans. They are issued by trusts or special-purpose corporations. They are similar to mortgage-related securities, described below, and are backed by a pool of assets that consist of obligations of individual borrowers. The income from the pool is passed through to the holders of participation interests in the pools. The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due. However, the enhancement, if any, might not be for the full par value of the security. If the enhancement is exhausted and any required payments of interest or repayments of principal are not made, the Fund could suffer losses on its investment or delays in receiving payment.

      The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately related to payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the
Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-backed securities and CMOs, described below. Unlike mortgage-backed securities, asset-backed securities typically do not have the benefit of a security interest in the underlying collateral.

      |X| Mortgage-Related Securities. Mortgage-related securities are a form of derivative investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real-estate related securities.

      Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. government have relatively little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks, as described in the Prospectus.

      As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. The Fund can buy mortgage-related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

      In periods of declining interest rates, mortgages are more likely to be prepaid. Therefore, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages. Therefore, it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. Therefore, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated maturities.

      Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. In turn, this can affect the value of the Fund's shares. If a mortgage-related security has been purchased at a premium, all or part of the premium the Fund paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Fund may fail to recoup its initial investment on the security.

      During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity. Generally, that would cause the value of the security to fluctuate more widely in response to changes in interest rates. If the prepayments on the Fund's mortgage-related securities were to decrease broadly, the Fund's effective duration, and therefore its sensitivity to interest rate changes, would increase.

      As with other debt securities, the values of mortgage-related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them.
Their values may also be affected by changes in government regulations and tax policies.

      o Collateralized Mortgage Obligations. CMOs are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates.
They may be collateralized by:
(1)     pass-through certificates issued or guaranteed by Ginnie Mae, Fannie
               Mae, or Freddie Mac,
(2)     unsecuritized mortgage loans insured by the Federal Housing
               Administration or guaranteed by the Department of Veterans'
               Affairs,
(3)     unsecuritized conventional mortgages,
(4)     other mortgage-related securities, or
(5)     any combination of these.

      Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index.
These are floating rate CMOs, and typically have a cap on the coupon rate.
Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

      o Forward Rolls. The Fund can enter into "forward roll" transactions with respect to mortgage-related securities (also referred to as "mortgage dollar rolls"). In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price. The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold.
Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Fund in excess of the yield on the securities that have been sold.

      The Fund will only enter into "covered" rolls. To assure its future payment of the purchase price, the Fund will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

      These transactions have risks. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the Fund sells may decline below the price at which the Fund is obligated to repurchase securities.

      |X| "Stripped" Mortgage-Related Securities. The Fund can invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments. These are a form of derivative investment.

      Mortgage securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a "principal-only" security or "P/O." Strips can be created for pass-through certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially.

      |X| U.S. Government Securities. These are securities issued or
guaranteed by the U.S. Treasury or other government agencies or federally-chartered corporate entities referred to as "instrumentalities."
The obligations of U.S. government agencies or instrumentalities in which the
Fund can invest may or may not be guaranteed or supported by the "full faith and credit" of the United States. "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might not be able to assert a claim against the United
States if the issuing agency or instrumentality does not meet its commitment.
The Fund will invest in securities of U.S. government agencies and instrumentalities only if the Manager is satisfied that the credit risk with respect to such instrumentality is minimal.

      o U.S. Treasury Obligations. These include Treasury bills (maturities of one year or less when issued), Treasury notes (maturities of from one to ten years), and Treasury bonds (maturities of more than 10 years). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. They also can include U. S. Treasury securities that have been "stripped" by a Federal
Reserve Bank, zero-coupon U.S. Treasury securities described below, and
Treasury Inflation-Protection Securities ("TIPS").

      o Treasury Inflation-Protection Securities. The Fund can buy these U.S.
Treasury securities, called "TIPS," that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

      o Obligations Issued or Guaranteed by U.S. Government Agencies or
Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government.
Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as
Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal
Home Loan Mortgage Corporation obligations ("Freddie Macs").

      o U.S. Government Mortgage-related Securities. The Fund can invest in a variety of mortgage-related securities that are issued by U.S. government agencies or instrumentalities, some of which are described below.

      o GNMA (Ginnie Mae) Certificates. The Government National Mortgage
Association ("GNMA") is a wholly-owned corporate instrumentality of the
United States within the U.S. Department of Housing and Urban Development.
GNMA's principal programs involve its guarantees of privately-issued securities backed by pools of mortgages. Ginnie Maes are debt securities representing an interest in one or a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or
guaranteed by the Veterans Administration.

      The Ginnie Maes in which the Fund invests are of the "fully modified pass-through" type. They provide that the registered holders of the
Certificates will receive timely monthly payments of the pro-rata share of the scheduled principal payments on the underlying mortgages, whether or not those amounts are collected by the issuers. Amounts paid include, on a pro rata basis, any prepayment of principal of such mortgages and interest (net of servicing and other charges) on the aggregate unpaid principal balance of the Ginnie Maes, whether or not the interest on the underlying mortgages has been collected by the issuers.

      The Ginnie Maes purchased by the Fund are guaranteed as to timely payment of principal and interest by GNMA. In giving that guaranty, GNMA expects that payments received by the issuers of Ginnie Maes on account of the mortgages backing the Certificates will be sufficient to make the required payments of principal of and interest on those Ginnie Maes. However, if those payments are insufficient, the guaranty agreements between the issuers of the Ginnie Maes and GNMA require the issuers to make advances sufficient for the payments. If the issuers fail to make those payments, GNMA will do so.

      Under federal law, the full faith and credit of the United States is pledged to the payment of all amounts that may be required to be paid under any guaranty issued by GNMA as to such mortgage pools. An opinion of an
Assistant Attorney General of the United States, dated December 9, 1969, states that such guaranties "constitute general obligations of the United
States backed by its full faith and credit." GNMA is empowered to borrow from the United States Treasury to the extent necessary to make any payments of principal and interest required under those guaranties.

      Ginnie Maes are backed by the aggregate indebtedness secured by the underlying FHA-insured, FMHA-insured or VA-guaranteed mortgages. Except to the extent of payments received by the issuers on account of such mortgages,
Ginnie Maes do not constitute a liability of those issuers, nor do they evidence any recourse against those issuers. Recourse is solely against GNMA.
Holders of Ginnie Maes (such as the Fund) have no security interest in or lien on the underlying mortgages.

      Monthly payments of principal will be made, and additional prepayments of principal may be made, to the Fund with respect to the mortgages underlying the Ginnie Maes held by the Fund. All of the mortgages in the pools relating to the Ginnie Maes in the Fund are subject to prepayment without any significant premium or penalty, at the option of the mortgagors.
While the mortgages on 1-to-4-family dwellings underlying certain Ginnie Maes have a stated maturity of up to 30 years, it has been the experience of the mortgage industry that the average life of comparable mortgages, as a result of prepayments, refinancing and payments from foreclosures, is considerably less.

      o Federal Home Loan Mortgage Corporation (FHLMC) Certificates. FHLMC, a
corporate instrumentality of the United States, issues FHLMC Certificates representing interests in mortgage loans. FHLMC guarantees to each registered holder of a FHLMC Certificate timely payment of the amounts representing a holder's proportionate share in:
(i)     interest payments less servicing and guarantee fees,
(ii)    principal prepayments, and
(iii)   the ultimate collection of amounts representing the holder's proportionate interest in principal payments on the mortgage loans in the pool represented by the FHLMC Certificate, in each case whether or not such amounts are actually received.

      The obligations of FHLMC under its guarantees are obligations solely of
FHLMC and are not backed by the full faith and credit of the United States.

      o Federal National Mortgage Association (Fannie Mae) Certificates.
Fannie Mae, a federally-chartered and privately-owned corporation, issues
Fannie Mae Certificates which are backed by a pool of mortgage loans. Fannie
Mae guarantees to each registered holder of a Fannie Mae Certificate that the holder will receive amounts representing the holder's proportionate interest in scheduled principal and interest payments, and any principal prepayments, on the mortgage loans in the pool represented by such Certificate, less servicing and guarantee fees, and the holder's proportionate interest in the full principal amount of any foreclosed or other liquidated mortgage loan. In each case the guarantee applies whether or not those amounts are actually received. The obligations of Fannie Mae under its guarantees are obligations solely of Fannie Mae and are not backed by the full faith and credit of the
United States or any of its agencies or instrumentalities other than Fannie
Mae.

      o Zero-Coupon U.S. Government Securities. The Fund may buy zero-coupon
U.S. government securities. These will typically be U.S. Treasury Notes and
Bonds that have been stripped of their unmatured interest coupons, the coupons themselves, or certificates representing interests in those stripped debt obligations and coupons.

      Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value at maturity. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. The discount typically decreases as the maturity date approaches.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X| Other Zero-Coupon Securities. The Fund may buy zero-coupon and delayed interest securities, and "stripped" securities of corporations and of foreign government issuers. These are similar in structure to zero-coupon and
"stripped" U.S. government securities, but in the case of foreign government securities may or may not be backed by the "full faith and credit" of the issuing foreign government. Zero-coupon securities issued by foreign governments and by corporations will be subject to greater credit risks than
U.S. government zero-coupon securities.

      |X| Participation Interests. The Fund can invest in participation interests, subject to the Fund's limitation on investments in illiquid investments. A participation interest is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyers participation interest bears to the total principal amount of the loan. Not more than 5% of the Fund's net assets can be invested in participation interests of the same borrower. The issuing financial institution may have no obligation to the Fund other than to pay the Fund the proportionate amount of the principal and interest payments it receives.

      Participation interests are primarily dependent upon the
creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. There is a risk that a borrower may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, the Fund could experience a reduction in its income. The value of that participation interest might also decline, which could affect the net asset value of the Fund's shares. If the issuing financial institution fails to perform its obligations under the participation agreement, the Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

      |X| Floating Rate and Variable Rate Obligations. Variable rate
obligations can have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

      The interest rate on a floating rate demand note is adjusted automatically according to a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some other standard. The instrument's rate is adjusted automatically each time the base rate is adjusted. The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated
maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder.

      |X| "When-Issued" and "Delayed-Delivery" Transactions. The Fund may
invest in securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" (or "forward-commitment") basis.
When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities normally take place at a later date.
The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Fund. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund from the investment until it receives the security at settlement.

      The Fund will engage in when-issued transactions to secure what the
Manager considers to be an advantageous price and yield at the time of entering into the obligation. When the Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Fund's net asset value. In a sale transaction, it records the proceeds to be received. The Fund will identify on its books liquid assets at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

      When issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

      |X| Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include
U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

        Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the "SEC"), the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X| Illiquid and Restricted Securities. Under the policies and
procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. To enable the
Fund to sell its holdings of a restricted security not registered under the
Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of
1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

      |X| Loans of Portfolio Securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions pursuant to the Securities Lending Agreement (the "Securities Lending Agreement") with JP
Morgan Chase, subject to the restrictions stated in the Prospectus. Under the
Securities Lending Agreement and applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay to JP Morgan Chase, as agent, amounts demanded by the
Fund if the demand meets the terms of the letter. Such terms of the letter of credit and the issuing bank must be satisfactory to JP Morgan Chase and the
Fund. The Fund will receive, pursuant to the Securities Lending Agreement,
80% of all annual net income (i.e., net of rebates to the Borrower) from securities lending transactions. JP Morgan Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for expenses relating to securities lending. The Fund will be responsible, however, for risks associated with the investment of cash collateral, including the risk that the issuer of the security in which the cash collateral has been invested defaults. The Securities Lending Agreement may be terminated by either JP Morgan Chase or the Fund on 30 days' written notice. The terms of the Fund's loans must also meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. The
Fund will lend its portfolio securities in conformity with the Fund's
Securities Lending Guidelines, as adopted by the Fund's Board.

      |X| Derivatives. The Fund can invest in a variety of derivative investments to seek income or for hedging purposes. Some derivative investments the Fund can use are the hedging instruments described below in this SAI.

      Among the derivative investments the Fund can invest in are
"index-linked" or "currency-linked" notes. Principal and/or interest payments on index-linked notes depend on the performance of an underlying index.
Currency-indexed securities are typically short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

      Other derivative investments the Fund can use include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected. Certain derivative investments the Fund can use will require the Fund to segregate liquid assets to enable the Fund to satisfy its obligations.

      |X| Credit Derivatives. The Fund may enter into credit default
swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or on a basket of securities.
The Fund pays a fee to enter into the swap and receives a fixed payment during the life of the swap. The Fund may take a short position in the credit default swap (also known as "buying credit protection"), or may take a long position in the credit default swap note (also known as
"selling credit protection").

      The Fund would take a short position in a credit default swap (the
"unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers. If the short credit default swap is against a corporate issue, the Fund must own that corporate issue. However, if the short credit default swap is against sovereign debt, the Fund may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that the Manager determines is closely correlated as an inexact bona fide hedge.

      If the Fund takes a short position in the credit default swap, if there is a credit event (including bankruptcy, failure to timely pay interest or principal, or a restructuring), the Fund will deliver the defaulted bonds and the swap counterparty will pay the par amount of the bonds. An associated risk is adverse pricing when purchasing bonds to satisfy the delivery obligation. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

      Taking a long position in the credit default swap note (i.e., purchasing the "funded swap") would increase the Fund's exposure to specific high yield corporate issuers. The goal would be to increase liquidity in that market sector via the swap note and its associated increase in the number of trading instruments, the number and type of market participants, and market capitalization.

      If the Fund takes a long position in the credit default swap note, if there is a credit event the Fund will pay the par amount of the bonds and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

      The Fund will invest no more than 25 % of its total assets in
"unfunded" credit default swaps.

      The Fund will limit its investments in "funded" credit default swap notes to no more than 10% of its total assets.

      Other risks of credit default swaps include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Fund is long or short the swap, respectively).

      |X| Hedging. Although the Fund does not anticipate the extensive use of hedging instruments, the Fund can use hedging instruments. It is not obligated to use them in seeking its objective. To attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons, the
Fund could:
o       sell futures contracts,
o       buy puts on such futures or on securities, or
o       write covered calls on securities or futures. Covered calls may also be used to increase the Fund's income, but the Manager does not expect to engage extensively in that practice.

      The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the
Fund could:
o       buy futures, or
o       buy calls on such futures or on securities.

      The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

      o Futures. The Fund can buy and sell futures contracts that relate to debt securities (these are referred to as "interest rate futures"), broadly-based securities indices (stock index futures and bond index futures), foreign currencies, commodities and an individual stock ("single stock futures"). An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

      A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the securities included in the index and its value fluctuates in response to the changes in value of the underlying securities. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.
Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

      Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

      The Fund can invest a portion of its assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3)
agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. The Fund may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five (5) main commodity groups and the individual commodities within each group, as well as other types of commodities.

      No money is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant
(the "futures broker"). Initial margin payments will be deposited with the
Fund's custodian bank in an account registered in the futures broker's name.
However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions (except forward contracts) are effected through a clearinghouse associated with the exchange on which the contracts are traded.

      o Put and Call Options. The Fund can buy and sell exchange-traded and over-the-counter put options ("puts") and call options ("calls"), including index options, securities options, currency options, commodities options and options on futures.

            o Writing Covered Call Options. The Fund can buy and sell
exchange-traded and over-the-counter put options and call options, including index options, securities options, currency options, commodities options and options on the types of futures described above. If the Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call must be covered by segregating liquid assets to enable the Fund to satisfy its obligations if the call is exercised. There is no limit on the amount of the Fund's total assets may be subject to covered calls the Fund writes.

      When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specific multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case, the Fund would keep the cash premium.

      The Fund's custodian bank, or a securities depository acting for the custodian, will act as the Fund's escrow agent, through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the option or when the
Fund enters into a closing transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security
(i.e., the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the market-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. Then distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating an equivalent dollar amount of liquid assets as identified in the Fund's books.
The Fund will segregate additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future.
Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

            o Writing Put Options. The Fund can buy and sell exchange-traded and over-the-counter put options and call options, including index options, securities options, currency options, commodities options and options on the types of futures described above. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. A put written on debt securities must be covered by segregated liquid assets and the Fund cannot write puts if, as a result, more than 50% of the Fund's net assets would be required to be segregated to cover such put options.

      If the Fund writes a put, the put must be covered by liquid assets identified in the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.

      If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the
Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments.
The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

            o Purchasing Puts and Calls. The Fund can buy and sell
exchange-traded and over-the-counter put options and call options, including index options, securities options, currency options, commodities options and options on futures. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.

      The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it owns the underlying investment.
When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

      Buying a put on an investment the Fund does not own (such as an index or a future) permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment.
However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

      o Buying and Selling Options on Foreign Currencies. The Fund can buy
and sell exchange-traded and over-the-counter put options and call options, including index options, securities options, currency options, commodities options and options on futures. The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position.
The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a
"cross-hedging" strategy. In those circumstances, the Fund covers the option by maintaining cash, U.S. government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Fund's custodian bank.

      o Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The
Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of the securities held in the
Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

      oForward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund can use them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency. The Fund can also use "cross-hedging" where the
Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in"
the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When the
Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the
Fund's portfolio securities denominated in that foreign currency. When the
Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a
"cross hedge."

      The Fund will cover its short positions in these cases by identifying on its books assets having a value equal to the aggregate amount of the
Fund's commitment under forward contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash)
market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs.
The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S.
dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

      o Interest Rate Swap Transactions. The Fund can enter into interest rate swap agreements. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. The Fund can enter into swaps only on securities that it owns. The Fund will not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will identify on its books liquid assets (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

      o Swaption Transactions. The Fund may enter into a swaption transaction, which is a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund's statement of financial condition.

      o Regulatory Aspects of Hedging Instruments. The Commodities Futures
Trading Commission (the "CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act ("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the
Fund's investment advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's prospectus or this SAI.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

      o Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40%
short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition,
Section 1256 contracts held by the Fund at the end of each taxable year are
"marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue
Code. An election can be made by the Fund to exempt those transactions from this mark-to-market treatment.

      Certain forward contracts the Fund enters into may result in
"straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
(1)     gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other
            receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2)     gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

      |X| Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year.
For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund may have a portfolio turnover rate of more than 100% annually.

      Increased portfolio turnover can result in higher brokerage and transaction costs for the Fund, which may reduce its overall performance.
Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue
Code.

      |X| Temporary Defensive and Interim Investments. When market conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Fund can invest in a variety of debt securities for defensive purposes. The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund's temporary defensive investments can include the following short-term (maturing in one year or less) dollar-denominated debt obligations:
o       obligations issued or guaranteed by the U. S. government or its instrumentalities or agencies,
o       commercial paper (short-term, unsecured promissory notes) rated in the highest rating category by an established rating
            organization,
o       debt obligations of domestic or foreign corporate issuers rated "Baa"
            or higher by Moody's or "BBB" or higher by Standard & Poor's,
o       certificates of deposit and bankers' acceptances and other bank obligations, and
o       repurchase agreements.

      Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

      |X| Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments.
For example, the Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded
Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

      Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.
The Fund does not intend to invest in other investment companies unless the
Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses. The
Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

Other Investment Restrictions

      |X| What Are "Fundamental Policies"? Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o       67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o       more than 50% of the outstanding shares.

      The Fund's investment objectives are a fundamental policy. Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this SAI, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      |X| Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

      o The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

        o The Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the
U.S. government or its agencies and instrumentalities. Under this policy, utilities are divided into "industries" according to the services they provide (for example, gas, gas transmission, electric and telephone utilities will be considered to be in separate industries).  The Fund can invest more than 25% in a group of industries.

      o The Fund cannot borrow money in excess of 33 1/3% of the value of its total assets. The Fund may borrow only from banks and/or affiliated investment companies and only as a temporary measure for extraordinary or emergency purposes. The Fund cannot make any investment at a time during which its borrowings exceed 5% of the value of its assets. With respect to this fundamental policy, the Fund can borrow only if it maintains a 300%
ratio of assets to borrowings at all times in the manner set forth in the
Investment Company Act.

      o The Fund cannot make loans except (a) through lending of securities,
(b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans), and (d) through repurchase agreements.

      o The Fund cannot invest in real estate. However, the Fund can purchase debt securities secured by real estate or interests in real estate, or issued by companies, including real estate investment trusts, that invest in real estate or interests in real estate.

      o The Fund cannot invest in commodities or commodity contracts.
However, the Fund may buy and sell any of the hedging instruments permitted by its other investment policies, whether or not the hedging instrument is considered a commodity or commodity contract, subject to the restrictions and limitations on such investments specified in the Prospectus and this SAI.

      o The Fund cannot underwrite the securities of other issuers. A permitted exception is in case it is determined to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

      o The Fund cannot issue "senior securities, but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

      Unless the Prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the
Fund.

      For purposes of the Fund's policy not to concentrate its investments, the Fund has adopted the industry classifications set forth in Appendix B to this SAI. This is not a fundamental policy.

      |X| Does the Fund Have Additional Restrictions That Are Not
"Fundamental Policies"? The Fund has an additional operating policy that is not "fundamental," and which can be changed by the Board of Trustees without shareholder approval:

      o  The  Fund  cannot  invest  in  the  securities  of  other  registered investment  companies  or  registered  unit  investment  trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.

Disclosure of Portfolio Holdings. The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o       Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the
            Fund's fiscal quarters in semi-annual and annual reports to shareholders, or in its Statements of Investments on Form N-Q,
            which are publicly available at the SEC. In addition, the top 10 or more holdings are posted on the OppenheimerFunds' website at
            www.oppenheimerfunds.com in the "Fund Profiles" section. Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted with a
            15-day lag.

      Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Fund's behalf.

      The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the
Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be
"compensation" or "consideration" for these purposes. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

      A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

      Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below.
If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o       The third-party recipient must first submit a request for release of
            Fund portfolio holdings, explaining the business reason for the request;
o       Senior officers (a Senior Vice President or above) in the Manager's
            Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o       The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the
            Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

      The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or
Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o       Employees of the Fund's Manager, Distributor and Transfer Agent who
            need to have access to such information (as determined by senior officers of such entity),
o       The Fund's independent registered public accounting firm,
o       Members of the Fund's Board and the Board's legal counsel,
o       The Fund's custodian bank,
o       A proxy voting service designated by the Fund and its Board,
o       Rating/ranking organizations (such as Lipper and Morningstar),
o       Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o       Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

      Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

      Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's
Security Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o       Brokers and dealers in connection with portfolio transactions
            (purchases and sales),
o       Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services),
o       Dealers to obtain price quotations where the Fund is not identified as the owner.

      Portfolio holdings information (which may include information on the
Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
Manager, Distributor, or Transfer Agent, in the following circumstances:

o       Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o       Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in
            inspections or for position reporting purposes),
o       To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o       To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o       Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

      Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

      The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

      The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
Distributor, and Transfer Agent shall oversee the compliance by the Manager,
Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Funds has been made during the preceding year pursuant to these policies. The CCO shall report to the
Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

      The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

A.G. Edwards & Sons
ABG Securities
ABN AMRO
Advest
AG Edwards
American Technology Research
Auerbach Grayson
Banc of America Securities
Barclays
Baseline
Bear Stearns
Belle Haven
Bloomberg
BNP Paribas
BS Financial Services
Buckingham Research Group
Caris & Co.
CIBC World Markets
Citigroup
Citigroup Global Markets
Collins Stewart
Craig-Hallum Capital Group LLC
Credit Agricole Cheuvreux N.A. Inc.
Credit Suisse First Boston
Daiwa Securities
Davy
Deutsche Bank
Deutsche Bank Securities
Dresdner Kleinwort Wasserstein
Emmet & Co
Empirical Research
Enskilda Securities
Essex Capital Markets
Exane BNP Paribas
Factset
Fidelity Capital Markets
Fimat USA Inc.
First Albany
First Albany Corporation
Fixed Income Securities
Fortis Securities
Fox-Pitt, Kelton
Friedman, Billing, Ramsey
Fulcrum Global Partners
Garp Research
George K Baum & Co.
Goldman
Goldman Sachs
HSBC
HSBC Securities Inc
ING Barings
ISI Group
Janney Montgomery
Jefferies
Jeffries & Co.
JP Morgan
JP Morgan Securities
JPP Eurosecurities
Keefe, Bruyette & Woods
Keijser Securities
Kempen & Co. USA Inc.
Kepler Equities/Julius Baer Sec
KeyBanc Capital Markets
Leerink Swan
Legg Mason
Lehman
Lehman Brothers
Lipper
Loop Capital Markets
MainFirst Bank AG
Makinson Cowell US Ltd
Maxcor Financial
Merrill
Merrill Lynch
Midwest Research
Mizuho Securities
Morgan Stanley
Morningstar
Natexis Bleichroeder
Ned Davis Research Group
Nomura Securities
Pacific Crest
Pacific Crest Securities
Pacific Growth Equities
Petrie Parkman
Pictet
Piper Jaffray Inc.
Plexus
Prager Sealy & Co.
Prudential Securities
Ramirez & Co.
Raymond James
RBC Capital Markets
RBC Dain Rauscher
Research Direct
Robert W. Baird
Roosevelt & Cross
Russell Mellon
Ryan Beck & Co.
Sanford C. Bernstein
Scotia Capital Markets
SG Cowen & Co.
SG Cowen Securities
Soleil Securities Group
Standard & Poors
Stone & Youngberg
SWS Group
Taylor Rafferty
Think Equity Partners
Thomas Weisel Partners
UBS
Wachovia
Wachovia Corp
Wachovia Securities
Wescott Financial
William Blair
Yieldbook

How the Fund is Managed

Organization and History. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in October 1987.

|X|     Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights, preemptive rights or subscription rights.
Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has five classes of shares: Class A, Class B, Class
C, Class N and Class Y. All classes invest in the same investment portfolio.
Only retirement plans may purchase Class N shares. Only certain institutional investors may purchase Class Y shares.  Each class of shares:

o       has its own dividends and distributions,
o       pays certain expenses which may be different for the different classes,
o       will generally have a different net asset value,
o       will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and
o       votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally, on matters submitted to a vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

|X|     Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's
 Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

|X|     Shareholder and Trustee Liability. The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund and that the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee, a Review Committee and a
Governance Committee. Each committee is comprised solely of Trustees who are not "interested persons" under the Investment Company Act (the "Independent
Trustees"). The members of the Audit Committee are Edward L. Cameron
(Chairman), George C. Bowen, Robert J. Malone and F. William Marshall, Jr. The
Audit Committee held 7 meetings during the Fund's fiscal year ended
September 30, 2005. The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee, outlined in the Audit Committee
Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent Auditors regarding the Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's
Internal Audit Department; (iv) reviewing certain reports from and meet periodically with the Funds' Chief Compliance Officer; (v) maintaining a separate line of communication between the Fund's independent Auditors and the
Independent Trustees; (vi) reviewing the independence of the Fund's independent Auditors; and (vii) pre-approving the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager
and certain affiliates of the Manager.

      The Review Committee is comprised solely of Independent Trustees. The members of the Review Committee are Jon S. Fossel (Chairman), Robert G. Avis,
Sam Freedman and Beverly L. Hamilton. The Review Committee held 6 meetings during the Fund's fiscal year ended September 30, 2005. Among other duties, as set forth in the Review Committee's Charter, the Review Committee reports and makes recommendations to the Board concerning the fees paid to the Fund's transfer agent and the Manager and the services provided to the Fund by the transfer agent and the Manager. The Review Committee also reviews the Fund's investment performance as well as the policies and procedures adopted by the
Fund to comply with the Investment Company Act and other applicable law.

      The Governance Committee is comprised solely of Independent Trustees.
The members of the Governance Committee are Robert J. Malone (Chairman),
William Armstrong, Beverly L. Hamilton and F. William Marshall, Jr. The
Governance Committee held 5 meetings during the Fund's fiscal year ended
September 30, 2005. The Governance Committee has adopted a charter setting forth its duties and responsibilities. Among other duties, the Governance
Committee reviews and oversees the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics and the nomination of Trustees, including
Independent Trustees. The Governance Committee has adopted a process for shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Governance Committee in care of the Fund. The Governance
Committee may consider such persons at such time as it meets to consider possible nominees. The Governance Committee, however, reserves sole discretion to determine which candidates for Trustees and Independent
Trustees it will recommend to the Board and/or shareholders and it may identify candidates other than those submitted by Shareholders. The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and/or its affiliates in selecting nominees.
The full Board elects new Trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit their correspondence electronically at www.oppenheimerfunds.com under the caption "contact us" or by mail to the Fund at the address below.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the
Trustees is an Independent Trustee. All of the Trustees are also trustees or directors of the following Oppenheimer/Centennial funds (referred to as
"Board II Funds"):

                                           Oppenheimer   Principal   Protected
Oppenheimer Cash Reserves                  Trust II
                                           Oppenheimer   Principal   Protected
Oppenheimer Capital Income Fund            Trust III
Oppenheimer Champion Income Fund           Oppenheimer Real Asset Fund
                                           Oppenheimer  Senior  Floating  Rate
Oppenheimer Equity Fund, Inc.              Fund
Oppenheimer High Yield Fund                Oppenheimer Strategic Income Fund
Oppenheimer Integrity Funds                Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund        Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund
                                           Centennial  California  Tax  Exempt
Oppenheimer Main Street Funds, Inc.        Trust
Oppenheimer Main Street Opportunity Fund   Centennial Government Trust
Oppenheimer Main Street Small Cap Fund     Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Municipal Fund                 Trust
Oppenheimer Principal Protected Trust      Centennial Tax Exempt Trust

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the
Distributor.

      Messrs. Gillespie, Kourkoulakos, Murphy, Petersen, Szilagyi, Vandehey,
Wixted and Zack and Mss. Bloomberg and Ives, who are officers of the Fund, hold the same offices with one or more of the other Board II Funds. As of
December 30, 2005 the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of any class of shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Board II Funds. In addition, none of the Independent Trustees (nor any of their immediate family members) owns securities of either the Manager or the Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor of the Board II Funds.

      Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each
Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is
6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------
                                    Independent Trustees
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Name, Position(s)    Principal Occupation(s) During the Past 5         Dollar     Aggregate
                                                                                   Dollar
                                                                                  Range of
                                                                                   Shares
                                                                      Range of   Beneficially
                                                                       Shares     Owned in
with the Fund,       Years; Other Trusteeships/Directorships Held;  Beneficially     All
Length of Service,   Number of Portfolios in the Fund Complex         Owned in   Supervised
Age                  Currently Overseen                               the Fund      Funds
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                                                    As of December 31, 2005
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
William L.           Chairman  of the  following  private  mortgage      None      Over
Armstrong,           banking   companies:   Cherry  Creek  Mortgage              $100,000
Chairman of the      Company   (since   1991),   Centennial   State
Board of Trustees    Mortgage  Company  (since  1994),  and  The El
since 2003, Trustee  Paso Mortgage  Company (since 1993);  Chairman
since 2000           of   the    following    private    companies:
Age: 69              Ambassador Media Corporation  (since 1984) and
                     Broadway  Ventures  (since 1984);  Director of
                     the  following:  Helmerich & Payne,  Inc. (oil
                     and gas  drilling/production  company)  (since
                     1992),  Campus Crusade for Christ (since 1991)
                     and The Lynde and  Harry  Bradley  Foundation,
                     Inc.  (non-profit  organization) (since 2002);
                     former  Chairman of the  following:  Transland
                     Financial  Services,  Inc.  (private  mortgage
                     banking company)  (1997-2003),  Great Frontier
                     Insurance   (insurance  agency)   (1995-2000),
                     Frontier Real Estate,  Inc.  (residential real
                     estate  brokerage)  (1994-2000)  and  Frontier
                     Title (title  insurance  agency)  (1995-2000);
                     former     Director    of    the    following:
                     UNUMProvident        (insurance       company)
                     (1991-2004),  Storage  Technology  Corporation
                     (computer  equipment company)  (1991-2003) and
                     International       Family       Entertainment
                     (television   channel)    (1992-1997);    U.S.
                     Senator (January  1979-January 1991). Oversees
                     38 portfolios in the OppenheimerFunds complex.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Robert G. Avis,      Director  and   President   of  A.G.   Edwards       None     Over
Trustee since 1993   Capital,  Inc.  (General  Partner  of  private              $100,000
Age: 74              equity   funds)   (until    February    2001);
                     Chairman,   President   and  Chief   Executive
                     Officer of A.G. Edwards  Capital,  Inc. (until
                     March 2000);  Director of A.G. Edwards & Sons,
                     Inc.  (brokerage  company)  (until  2000)  and
                     A.G.   Edwards   Trust   Company   (investment
                     adviser)  (until  2000);   Vice  Chairman  and
                     Director of A.G.  Edwards,  Inc.  (until March
                     1999);  Vice Chairman of A.G.  Edwards & Sons,
                     Inc.  (until  March  1999);  Chairman  of A.G.
                     Edwards Trust  Company  (until March 1999) and
                     A.G.E. Asset Management  (investment  adviser)
                     (until March 1999).  Oversees 38 portfolios in
                     the OppenheimerFunds complex.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
George C. Bowen,     Assistant    Secretary    and    Director   of $10,001-$50,0Over
Trustee since 1998   Centennial   Asset   Management    Corporation              $100,000
Age: 69              (December    1991-April   1999);    President,
                     Treasurer and Director of  Centennial  Capital
                     Corporation  (June  1989-April  1999);   Chief
                     Executive  Officer and Director of MultiSource
                     Services,  Inc. (March  1996-April  1999); Mr.
                     Bowen held several  positions with the Manager
                     and with  subsidiary or  affiliated  companies
                     of the Manager  (September  1987-April  1999).
                     Oversees     38      portfolios     in     the
                     OppenheimerFunds complex.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Edward L. Cameron,   Member  of The  Life  Guard  of  Mount  Vernon      None     Over
Trustee since 2000   (George  Washington  historical  site)  (since              $100,000
Age: 67              June  2000);  Director  of  Genetic  ID,  Inc.
                     (biotech   company)   (March  2001-May  2002);
                     Partner    at    PricewaterhouseCoopers    LLP
                     (accounting   firm)  (July  1974-June   1999);
                     Chairman  of  Price   Waterhouse   LLP  Global
                     Investment  Management Industry Services Group
                     (accounting   firm)  (July  1994-June   1998).
                     Oversees     38      portfolios     in     the
                     OppenheimerFunds complex.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jon S. Fossel,       Director of UNUMProvident  (insurance company)      None      Over
Trustee since 1990   (since  June 2002);  Director of  Northwestern              $100,000
Age: 64              Energy  Corp.  (public  utility   corporation)
                     (since  November   2004);   Director  of  P.R.
                     Pharmaceuticals  (October  1999-October 2003);
                     Director  of  Rocky  Mountain  Elk  Foundation
                     (non-profit       organization)      (February
                     1998-February  2003 and since February  2005);
                     Chairman and  Director  (until  October  1996)
                     and  President  and  Chief  Executive  Officer
                     (until   October   1995)   of   the   Manager;
                     President,   Chief   Executive   Officer   and
                     Director   of   the   following:   Oppenheimer
                     Acquisition  Corp.   ("OAC")  (parent  holding
                     company   of   the   Manager),    Shareholders
                     Services,   Inc.  and  Shareholder   Financial
                     Services,  Inc. (until October 1995). Oversees
                     38 portfolios in the OppenheimerFunds complex.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Sam Freedman,        Director   of  Colorado   Uplift   (charitable       None    Over
Trustee since 1996   organization)   (since  September  1984).  Mr.              $100,000
Age: 65              Freedman  held  several   positions  with  the
                     Manager  and  with  subsidiary  or  affiliated
                     companies  of  the  Manager   (until   October
                     1994).   Oversees   38   portfolios   in   the
                     OppenheimerFunds complex.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Beverly L. Hamilton, Trustee    of    Monterey     Institute    for       None    Over
Trustee since 2002   International       Studies       (educational              $100,000
Age: 59              organization)  (since  February  2000);  Board
                     Member  of  Middlebury  College   (educational
                     organization) (since December 2005);  Director
                     of  The  California  Endowment  (philanthropic
                     organization)  (since  April  2002);  Director
                     (February  2002-2005) and Chairman of Trustees
                     (since  2006)  of the  Community  Hospital  of
                     Monterey    Peninsula;    Director    (October
                     1991-2005)  and Vice Chairman  (since 2006) of
                     American Funds' Emerging  Markets Growth Fund,
                     Inc.   (mutual   fund);   President   of  ARCO
                     Investment    Management   Company   (February
                     1991-April  2000);  Member  of the  investment
                     committees  of  The   Rockefeller   Foundation
                     (since  2001) and The  University  of Michigan
                     (since  2000);  Advisor at Credit Suisse First
                     Boston's  Sprout venture capital unit (venture
                     capital fund) (1994-January  2005); Trustee of
                     MassMutual   Institutional  Funds  (investment
                     company)  (1996-June  2004);  Trustee  of  MML
                     Series  Investment Fund  (investment  company)
                     (April   1989-June   2004);   Member   of  the
                     investment   committee  of  Hartford  Hospital
                     (2000-2003);    and    Advisor   to   Unilever
                     (Holland) pension fund  (2000-2003).  Oversees
                     38 portfolios in the OppenheimerFunds complex.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Robert J. Malone,    Director  of  Jones  International  University      None         Over
Trustee since 2002   (educational   organization)   (since   August                  $100,000
Age: 61              2005);  Chairman,  Chief Executive Officer and
                     Director   of   Steele   Street   State   Bank
                     (commercial   banking)  (since  August  2003);
                     Director   of  Colorado   UpLIFT   (charitable
                     organization)  (since  1986);  Trustee  of the
                     Gallagher   Family   Foundation    (non-profit
                     organization)  (since 2000);  Former  Chairman
                     of  U.S.  Bank-Colorado  (subsidiary  of  U.S.
                     Bancorp and formerly  Colorado  National Bank)
                     (July    1996-April    1999);    Director   of
                     Commercial    Assets,    Inc.   (real   estate
                     investment  trust)  (1993-2000);  Director  of
                     Jones Knowledge,  Inc.  (2001-July  2004); and
                     Director of U.S.  Exploration,  Inc.  (oil and
                     gas   exploration)    (1997-February    2004).
                     Oversees     38      portfolios     in     the
                     OppenheimerFunds complex.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
F. William           Trustee of MassMutual  Select Funds  (formerly None         Over
Marshall, Jr.,       MassMutual  Institutional  Funds)  (investment              $100,000
Trustee since 2000   company)   (since   1996)   and   MML   Series
Age: 63              Investment  Fund  (investment  company) (since
                     1996);   Trustee  (since  1987)  and  Chairman
                     (1994-2005)  of the  Investment  Committee  of
                     the  Worcester   Polytech  Institute  (private
                     university);  President  and  Treasurer of the
                     SIS Funds  (private  charitable  fund)  (since
                     January 1999);  Chairman of SIS & Family Bank,
                     F.S.B.  (formerly SIS Bank)  (commercial bank)
                     (January  1999-July  1999); and Executive Vice
                     President   of  Peoples   Heritage   Financial
                     Group,   Inc.   (commercial   bank)   (January
                     1999-July  1999).  Oversees 40  portfolios  in
                     the OppenheimerFunds complex.*
---------------------------------------------------------------------------------------------
*  Includes two open-end  investment  companies:  MassMutual  Select Funds and
   MML Series  Investment  Fund. In accordance with the  instructions  for SEC
   Form N-1A, for purposes of this section only,  MassMutual  Select Funds and
   MML Series  Investment Fund are included in the "Fund Complex." The Manager does not consider  MassMutual  Select Funds and MML Series  Investment Fund
   to be part of the  OppenheimerFunds'  "Fund  Complex"  as that  term may be otherwise interpreted.

The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street,
11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an "Interested Trustee" because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Mr.
Murphy was elected as a Trustee of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a Trustee of the Fund and the other Board II Funds (defined below)
for which he is a director or trustee.

--------------------------------------------------------------------------------------------
                              Interested Trustee and Officer
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Name, Position(s)    Principal Occupation(s) During the Past 5        Dollar     Aggregate
                                                                                  Dollar
                                                                                 Range Of
                                                                                  Shares
                                                                     Range of   Beneficially
                                                                      Shares     Owned in
Held with the Fund,  Years; Other Trusteeships/Directorships Held;  Beneficially    All
Length of Service,   Number of Portfolios in the Fund Complex        Owned in   Supervised
Age                  Currently Overseen                              the Fund      Funds
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                                    As of December 31, 2005
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
John V. Murphy,      Chairman,    Chief   Executive   Officer   and None        Over
President,           Director   (since  June  2001)  and  President             $100,000
Principal Executive  (since   September   2000)  of  the   Manager;
Officer and Trustee  President  and  director  or  trustee of other
since 2001           Oppenheimer  funds;  President and Director of
Age: 56              OAC and of Oppenheimer  Partnership  Holdings,
                     Inc.   (holding  company   subsidiary  of  the
                     Manager)   (since  July  2001);   Director  of
                     OppenheimerFunds       Distributor,       Inc.
                     (subsidiary  of the Manager)  (since  November
                     2001);  Chairman and  Director of  Shareholder
                     Services,  Inc. and of  Shareholder  Financial
                     Services,  Inc.  (transfer agent  subsidiaries
                     of the Manager)  (since July 2001);  President
                     and   Director  of   OppenheimerFunds   Legacy
                     Program  (charitable trust program established
                     by the  Manager)  (since July 2001);  Director
                     of   the   following    investment    advisory
                     subsidiaries     of    the    Manager:     OFI
                     Institutional    Asset    Management,    Inc.,
                     Centennial   Asset   Management   Corporation,
                     Trinity Investment Management  Corporation and
                     Tremont   Capital   Management,   Inc.  (since
                     November 2001),  HarbourView  Asset Management
                     Corporation and OFI Private Investments,  Inc.
                     (since July 2001);  President  (since November
                     2001)  and  Director   (since  July  2001)  of
                     Oppenheimer  Real  Asset   Management,   Inc.;
                     Executive  Vice  President  of   Massachusetts
                     Mutual Life  Insurance  Company  (OAC's parent
                     company) (since  February  1997);  Director of
                     DLB Acquisition  Corporation  (holding company
                     parent  of  Babson  Capital   Management  LLC)
                     (since  June 1995);  Member of the  Investment
                     Company  Institute's Board of Governors (since
                     October 3,  2003);  Chief Operating Officer of
                     the  Manager   (September   2000-June   2001);
                     President    and   Trustee   of   MML   Series
                     Investment  Fund and  MassMutual  Select Funds
                     (open-end   investment   companies)  (November
                     1999-November  2001);  Director  of C.M.  Life
                     Insurance   Company   (September   1999-August
                     2000); President,  Chief Executive Officer and
                     Director  of  MML  Bay  State  Life  Insurance
                     Company    (September    1999-August    2000);
                     Director of Emerald  Isle Bancorp and Hibernia
                     Savings  Bank   (wholly-owned   subsidiary  of
                     Emerald Isle Bancorp) (June  1989-June  1998).
                     Oversees     86      portfolios     in     the
                     OppenheimerFunds complex.
--------------------------------------------------------------------------------------------

The addresses of the officers in the chart below are as follows: for Messrs.
Gillespie, Kourkoulakos and Zack and Ms. Bloomberg, Two World Financial
Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs.
Petersen, Szilagyi, Vandehey and Wixted and Ms. Ives, 6803 S. Tucson Way,
Centennial, Colorado 80112-3924. Each officer serves for an indefinite term or until his or her resignation, retirement death or removal.

-----------------------------------------------------------------------------------------
                               Other Officers of the Fund
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Name, Position(s)      Principal Occupation(s) During Past 5 Years
Held with the Fund,
Length of Service, Age
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Dimitrios              Vice  President of the Manager since  December  2001;  High Yield
Kourkoulakos,          Analyst  (1998-2001) and a Securities Analyst  (1995-1998) of the
Vice President and     Manager.  An  officer  of 3  portfolios  in the  OppenheimerFunds
Portfolio Manager      complex.
since 2002
Age: 39
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Mark S. Vandehey,      Senior  Vice  President  and  Chief  Compliance  Officer  of  the
Vice President and     Manager (since March 2004);  Vice  President of  OppenheimerFunds
Chief Compliance       Distributor,  Inc.,  Centennial Asset Management  Corporation and
Officer since 2004     Shareholder Services,  Inc. (since June 1983); Vice President and
Age: 55                Director of Internal Audit of the Manager  (1997-February  2004).
                       An officer of 86 portfolios in the OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Brian W. Wixted,       Senior Vice  President and Treasurer of the Manager  (since March
Treasurer and          1999);  Treasurer of the following:  HarbourView Asset Management
Principal Financial &  Corporation,  Shareholder Financial Services, Inc., Shareholder
Accounting Officer     Services,  Inc.,  Oppenheimer Real Asset Management  Corporation,
since 1999             and Oppenheimer  Partnership  Holdings,  Inc. (since March 1999),
Age: 46                OFI   Private    Investments,    Inc.    (since    March   2000),
                       OppenheimerFunds  International  Ltd.  and  OppenheimerFunds  plc
                       (since  May  2000),  OFI  Institutional  Asset  Management,  Inc.
                       (since  November  2000),  and  OppenheimerFunds   Legacy  Program
                       (since June 2003);  Treasurer and Chief Financial  Officer of OFI
                       Trust Company  (trust company  subsidiary of the Manager)  (since
                       May  2000);  Assistant  Treasurer  of the  following:  OAC (since
                       March  1999),  Centennial  Asset  Management  Corporation  (March
                       1999-October  2003) and  OppenheimerFunds  Legacy  Program (April
                       2000-June  2003);   Principal  and  Chief  Operating  Officer  of
                       Bankers  Trust   Company-Mutual  Fund  Services  Division  (March
                       1995-March   1999).   An   officer  of  86   portfolios   in  the
                       OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Brian Petersen,        Assistant  Vice  President of the Manager  (since  August  2002);
Assistant Treasurer    Manager/Financial  Product  Accounting  of the Manager  (November
since 2004             1998-July   2002).   An   officer   of  86   portfolios   in  the
Age: 35                OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Brian C. Szilagyi,     Assistant  Vice  President  of the  Manager  (since  July  2004);
Assistant Treasurer    Director of  Financial  Reporting  and  Compliance  of First Data
since 2005             Corporation  (April  2003-July  2004);  Manager of  Compliance of
Age: 36                Berger  Financial  Group LLC (May 2001-March  2003);  Director of
                       Mutual  Fund   Operations   at  American  Data   Services,   Inc.
                       (September  2000-May  2001).  An officer of 86  portfolios in the
                       OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Robert G. Zack,        Executive  Vice  President   (since  January  2004)  and  General
Vice President and     Counsel  (since March 2002) of the Manager;  General  Counsel and
Secretary since 2001   Director  of  the  Distributor  (since  December  2001);  General
Age: 57                Counsel  of  Centennial  Asset  Management   Corporation   (since
                       December  2001);  Senior Vice  President  and General  Counsel of
                       HarbourView Asset Management  Corporation  (since December 2001);
                       Secretary  and  General  Counsel  of OAC (since  November  2001);
                       Assistant  Secretary  (since  September 1997) and Director (since
                       November  2001)  of   OppenheimerFunds   International  Ltd.  and
                       OppenheimerFunds  plc; Vice President and Director of Oppenheimer
                       Partnership  Holdings,  Inc. (since  December 2002);  Director of
                       Oppenheimer  Real Asset  Management,  Inc. (since November 2001);
                       Senior  Vice   President,   General   Counsel  and   Director  of
                       Shareholder  Financial Services,  Inc. and Shareholder  Services,
                       Inc.  (since  December  2001);  Senior  Vice  President,  General
                       Counsel and  Director of OFI Private  Investments,  Inc.  and OFI
                       Trust  Company   (since   November   2001);   Vice  President  of
                       OppenheimerFunds  Legacy Program  (since June 2003);  Senior Vice
                       President  and  General  Counsel  of  OFI   Institutional   Asset
                       Management,    Inc.   (since   November   2001);    Director   of
                       OppenheimerFunds  (Asia) Limited (since  December  2003);  Senior
                       Vice President (May 1985-December  2003),  Acting General Counsel
                       (November  2001-February 2002) and Associate General Counsel (May
                       1981-October  2001) of the  Manager;  Assistant  Secretary of the
                       following:  Shareholder Services,  Inc. (May 1985-November 2001),
                       Shareholder  Financial  Services,  Inc.  (November  1989-November
                       2001),  and   OppenheimerFunds   International  Ltd.   (September
                       1997-November   2001).   An  officer  of  86  portfolios  in  the
                       OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Lisa I. Bloomberg,     Vice  President and Associate  Counsel of the Manager  (since May
Assistant Secretary    2004);  First Vice President (April 2001-April  2004),  Associate
since 2004             General  Counsel  (December  2000-April  2004),   Corporate  Vice
Age: 38                President (May  1999-April  2001) and Assistant  General  Counsel
                       (May   1999-December   2000)  of  UBS  Financial   Services  Inc.
                       (formerly,   PaineWebber   Incorporated).   An   officer   of  86
                       portfolios in the OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Kathleen T. Ives,      Vice   President   (since  June  1998)  and  Senior  Counsel  and
Assistant Secretary    Assistant  Secretary  (since  October 2003) of the Manager;  Vice
since 2001             President  (since 1999) and Assistant  Secretary  (since  October
Age: 40                2003)  of the  Distributor;  Assistant  Secretary  of  Centennial
                       Asset   Management   Corporation   (since  October  2003);   Vice
                       President and Assistant Secretary of Shareholder  Services,  Inc.
                       (since  1999);  Assistant  Secretary of  OppenheimerFunds  Legacy
                       Program and Shareholder Financial Services,  Inc. (since December
                       2001);  Assistant  Counsel of the  Manager  (August  1994-October
                       2003).  An  officer  of 86  portfolios  in  the  OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Phillip S. Gillespie,  Senior Vice President and Deputy  General  Counsel of the Manager
Assistant Secretary    (since  September  2004);  First Vice  President  (2000-September
since 2004             2004),   Director   (2000-September   2004)  and  Vice  President
Age: 42                (1998-2000) of Merrill Lynch  Investment  Management.  An officer of 86 portfolios in the OppenheimerFunds complex.
-----------------------------------------------------------------------------------------

      Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The Independent Trustees received the compensation shown below from the Fund for serving as a Trustee and member of a committee (if applicable), with respect to the Fund's fiscal year ended
September 30, 2005. The total compensation, including accrued retirement benefits, from the Fund and fund complex represents compensation received for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2005.

---------------------------------------------------------------------------------
Name of Trustee and Other Fund    Aggregate Compensation    Total Compensation
                                                            From the Fund and
                                     From the Fund(1)        Fund Complex(2)
                                    Fiscal year ended           Year ended
Position(s) (as applicable)         September 30, 2005      December 31, 2005
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William L. Armstrong                      $5,828                 $178,000
Chairman of the Board and
Governance Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Avis                            $3,879                 $118,500
Review Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George C. Bowen                           $3,879                 $118,500
Audit Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward L. Cameron                         $4,453                 $136,000
Audit Committee Chairman
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jon S. Fossel                             $4,453                 $124,100
Review Committee Chairman
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sam Freedman                              $3,879                 $118,500
Review Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Beverly Hamilton                        $3,900(3)                $107,175
Review Committee Member and
Governance Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Malone                        $4,476(4)                $134,868
Governance Committee Chairman
and
Audit Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
F. William Marshall, Jr.
Audit Committee Member and                $3,879               $169,500(5)
Governance Committee Member
---------------------------------------------------------------------------------
1.      "Aggregate  Compensation  From the Fund"  includes  fees and  deferred compensation, if any.
2.      In  accordance  with SEC  regulations,  for  purposes of this  section only,  "Fund  Complex"  includes  the  Oppenheimer  funds,  the  MassMutual
   Institutional  Funds,  the  MassMutual  Select  Funds  and the  MML  Series
   Investment  Fund, the investment  adviser for which is the indirect  parent company of the Fund's  Manager.  The Manager also serves as the Sub-Advisor to the following:  MassMutual Premier International Equity Fund, MassMutual
   Premier  Main  Street  Fund,  MassMutual  Premier  Strategic  Income  Fund,
   MassMutual  Premier  Capital  Appreciation  Fund,  and  MassMutual  Premier
   Global Fund. The Manager does not consider MassMutual  Institutional Funds,
   MassMutual  Select Funds and MML Series  Investment  Fund to be part of the
   OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.
3.      Includes   $3,900   deferred  by  Ms.  Hamilton  under  the  "Deferred
   Compensation Plan" described below.
4.      Includes   $4,476   deferred  by  Mr.   Malone  under  the   "Deferred
   Compensation Plan" described below.
5.      Includes  $51,000  compensation  paid to Mr. Marshall for serving as a
   Trustee for MassMutual Select Funds and MML Series Investment Fund.

|X|     Deferred Compensation Plan For Trustees. The Board of Trustees has
adopted a Deferred Compensation Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee. The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, the Fund may invest in the funds selected by the Trustees under the plan without shareholder approval for the limited purpose of determining the value of the Trustees' deferred compensation account.

|X|     Major Shareholders. As of July 7, 2006, the only persons or entities who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:

      Charles  Schwab & Co  Inc.,  Special  Custody  Acct.  for the  Exclusive
      Benefit of Customers,  Attn:  Mutual Funds, 101 Montgomery  Street,  San
      Francisco,  California  94104-4122,  which owned  12,847,965.301 Class A shares  (representing  approximately  13.51% of the Class A shares  then outstanding).

      MLPF&S for the Sole Benefit of its  Customers,  Attn:  Fund Admn.,  4800
      Deer Lake  Drive E, Floor 3,  Jacksonville,  Florida  32246-6484,  which owned 1,550,772.374 Class C shares (representing  approximately 7.50% of the Class C shares then outstanding).

      UMB Bank NA Cust, AMFO & Co, Attn:  Employee Benefits,  1010 Grand Blvd,
      Kansas  City,  Missouri,  64106-2202,  which owned  370,505.948  Class N shares  (representing  approximately  11.30% of the Class N shares  then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

|X|     Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the
Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov, or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

|X|     Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting
Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. The Fund's primary consideration in voting portfolio proxies is the financial interests of the
Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's
Portfolio Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions.
Additionally, the Manager employs the following two procedures: (1) if the proposal that gives rise to the conflict is specifically addressed in the
Guidelines, the Manager will vote the portfolio proxy in accordance with the
Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Guidelines or the Guidelines provide discretion to the
Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides an appropriate voting recommendation, the
Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting. The Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:
o       The Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o       The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:
         Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o       In general, the Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o       The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o       The Fund opposes proposals to classify the board of directors or trustees.
o       The Fund supports proposals to eliminate cumulative voting.
o       The Fund opposes re-pricing of stock options without shareholder approval.
o       The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
         The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

        The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the
SEC's website at www.sec.gov.

|X|     The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio manager of the Fund is employed by the Manager and is the person who is principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's Fixed Income Portfolio Team provide the portfolio managers with counsel and support in managing the Fund's portfolio.

      The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the
Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund.
Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.
The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the
Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.
The management fees paid by the Fund to the Manager during its last three fiscal years were:

      -------------------------------------------------------------------
        Fiscal Year ended    Management Fees Paid to OppenheimerFunds,
              9/30:                             Inc.
      -------------------------------------------------------------------
      -------------------------------------------------------------------
              2003                           $8,851,794
      -------------------------------------------------------------------
      -------------------------------------------------------------------
              2004                          $10,167,241
      -------------------------------------------------------------------
      -------------------------------------------------------------------
              2005                           $9,797,699
      -------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the
Fund to use the name "Oppenheimer" as part of its name.

Portfolio Manager. The Fund's portfolio is managed by Dimitrios Kourkoulakos
(referred to as the "Portfolio Manager"). He is the person responsible for the day-to-day management of the Fund's investments.

      Other Accounts Managed. In addition to managing the Fund's investment portfolio, Mr. Kourkoulakos also manages other investment portfolios and other accounts on behalf of the Manager or its affiliates. The following table provides information regarding the other portfolios and accounts managed by Mr. Kourkoulakos as of September 30, 2005. No account has a performance-based advisory fee:

      ------------------------------------------------------------------------

                                  Registered      Other Pooled
                                  Investment       Investment       Other
                                  Companies         Vehicles     Accounts(1)
      ------------------------------------------------------------------------
      ------------------------------------------------------------------------
                                      3               None          None
      Accounts Managed
      ------------------------------------------------------------------------
      ------------------------------------------------------------------------
                                   $3,518.2           None          None
      Total Assets Managed(2)
      ------------------------------------------------------------------------
      (1) Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.
      (2) In millions.

      As indicated above, the Portfolio Manager also manages other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund's investment objectives and strategies. For example the
Portfolio Manager may need to allocate investment opportunities between the
Fund and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Fund's Portfolio Manager may manage other funds or accounts with investment objectives and strategies similar to those of the
Fund, or he may manage funds or accounts with different investment objectives and strategies.

       Compensation of the Portfolio Managers. The Fund's Portfolio
Manager is employed and compensated by the Manager, not the Fund. Under the
Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of
September 30, 2005, the Portfolio Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

      The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent.
The annual discretionary bonus is determined by senior management of the
Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. The Lipper benchmark with respect to the
Fund is Lipper - High Current Yield Funds. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio
Manager's compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the
Fund and other funds managed by the Portfolio Manager. The compensation structure of the other funds and accounts managed by the Portfolio Manager is the same as the compensation structure of the Fund, described above.

   Ownership of Fund Shares. As of September 30, 2005, the
Portfolio Manager did not beneficially own any shares of the Fund.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the
Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.

      The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

        Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker.
Therefore, the Fund does not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates.

      Other accounts advised by the Manager have investment policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more accounts advised by the
Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures
(and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the
Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of
Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The
Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      During the fiscal years ended September 30, 2003, 2004 and 2005, the
Fund paid the total brokerage commissions indicated in the chart below.
During the fiscal year ended September 30, 2005, the Fund paid $800 in commissions to firms that provide brokerage and research services to the Fund with respect to $838,970 of aggregate portfolio transactions. All such transactions were on a "best execution" basis, as described above. The provision of research services was not necessarily a factor in the placement of all such transactions.

---------------------------------------------------------------------------------
  Fiscal Year Ended 9/30:      Total Brokerage Commissions Paid by the Fund*
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
           2003                                   $60,998
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
           2004                                   $95,712
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
           2005                                   $105,925
---------------------------------------------------------------------------------
* Amounts do not include spreads or commissions on principal transactions on a net trade basis.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

-------------------------------------------
Fiscal      Aggregate         Class A
Year                      Front-End Sales
Ended    Front-End Sales      Charges
 9/30:      Charges on      Retained by
          Class A Shares   Distributor(1)
-------------------------------------------
-------------------------------------------
  2003      $1,993,951        $470,639
-------------------------------------------
-------------------------------------------
  2004      $2,206,628        $620,840
-------------------------------------------
-------------------------------------------
  2005      $1,409,670        $414,011
-------------------------------------------
1. Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

-----------------------------------------------------------------------------
Fiscal    Concessions on   Concessions on   Concessions on   Concessions on
Year      Class A Shares   Class B Shares   Class C Shares   Class N Shares
Ended      Advanced by      Advanced by      Advanced by      Advanced by
 9/30:    Distributor(1)   Distributor(1)   Distributor(1)   Distributor(1)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2003       $374,623        $1,885,890        $417,010         $68,578
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2004       $149,184        $1,290,389        $366,512         $88,016
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2005       $116,474         $581,149         $211,957         $51,723
-----------------------------------------------------------------------------
1. The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares and for sales of Class B, Class C and
Class N shares from its own resources at the time of sale.

-----------------------------------------------------------------------------
Fiscal       Class A          Class B          Class C          Class N
            Contingent       Contingent       Contingent       Contingent
Year      Deferred Sales   Deferred Sales   Deferred Sales   Deferred Sales
Ended        Charges          Charges          Charges          Charges
 9/30:     Retained by      Retained by      Retained by      Retained by
           Distributor      Distributor      Distributor      Distributor
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2003       $170,615        $1,438,542        $35,767          $34,667
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2004       $63,539         $1,044,894        $41,193          $10,373
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2005       $17,748          $875,328         $25,989          $15,839
-----------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class
A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

|X|     Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of
Class A shares. The Board has set the rate at that level. The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below, regarding grandfathered retirement accounts. The Distributor makes payments to recipients periodically at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      With respect to purchases of Class A shares subject to a contingent deferred sales charge by certain retirement plans that purchased such shares prior to March 1, 2001 ("grandfathered retirement accounts"), the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. During the first year the shares are sold, the Distributor retains the service fee to reimburse itself for the costs of distributing the shares. After the first year shares are outstanding, the Distributor makes service fee payments to recipients periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class A shares purchased by grandfathered retirement accounts are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      For the fiscal year ended September 30, 2005 payments under the Class A plan totaled $2,431,873, of which $7,638 was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, and included $110,783 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

|X|     Class B, Class C and Class N Distribution and Service Plan Fees.
Under each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

        Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B, Class C and Class N shares are purchased. After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold.
Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. Class B, Class C or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another registered broker-dealer. If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% and the asset-based sales charge and service fees increase Class N expenses by 0.50% of the net assets per year of the respective classes.

      The Distributor retains the asset-based sales charge on Class B and
Class N shares. The Distributor retains the asset-based sales charge on Class
C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class
N service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:
o       pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o       may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o       employs personnel to support distribution of Class B, Class C and
         Class N shares,
o       bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o       may not be able to adequately compensate dealers that sell Class B,
         Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o       receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o       may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o       may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o       may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

        The Distributor's actual expenses in selling Class B, Class C and
Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

-------------------------------------------------------------------------------
   Distribution and Service Fees Paid to the Distributor for the Year Ended
                              September 30, 2005
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class:              Total        Amount      Distributor's     Distributor's
                                               Aggregate       Unreimbursed
                                              Unreimbursed     Expenses as %
                  Payments     Retained by      Expenses       Of Net Assets
                 Under Plan    Distributor     Under Plan        Of Class
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class B Plan    $3,625,858(1)  $2,770,220     $20,757,330          6.99%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class C Plan    $2,365,720(2)   $287,888       $8,037,009          3.67%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class N Plan     $150,798(3)     $85,326        $408,088           1.34%
-------------------------------------------------------------------------------
1. Includes $33,657 paid to an affiliate of the Distributor's parent company.
2. Includes $51,300 paid to an affiliate of the Distributor's parent company.
3. Includes $4,146 paid to an affiliate of the Distributor's parent company.

      All payments under the plans are subject to the limitations imposed by the Conduct Rules of the NASD on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this SAI. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this SAI.
Additionally, the Manager and/or the Distributor (including their affiliates)
may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the
Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor.
The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o       Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o       depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries (see "About Your
              Account" in the Prospectus);
o       ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the
              Investment Company Act, which are paid from the Fund's assets and allocated to the class of shares to which the plan relates
              (see "About the Fund -- Distribution and Service Plans" above);
o       shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or
              Distributor for expenses they incur on behalf of the Fund.

o       Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o       These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other
              Oppenheimer funds through certain trading platforms and
              programs, transaction processing or other services;
o       The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
              self-regulatory agency, such as the NASD. Payments are made based on the guidelines established by the Manager and
              Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o       transactional support, one-time charges for setting up access for the
         Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o       program support, such as expenses related to including the
         Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o       placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

        For the year ended December 31, 2005, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

Advantage Capital Corp./Financial       Advest, Inc.
Services Corp.
Aegon USA                               Aetna Retirement Services, Inc.
A.G. Edwards & Sons, Inc.               AIG Life
Allianz Life Insurance Company          Allmerica Financial Life Insurance
                                        and Annuity Co.
Allstate Financial Advisors             American Enterprise Life Insurance
American General Securities, Inc.       American General Annuity
Ameriprise Financial Services, Inc.     American Portfolio Financial
                                        Services, Inc.
Ameritas Life Insurance Corporation     Annuity Investors Life
Associated Securities                   AXA Advisors
Banc One Securities Corp.               BNY Investment Center, Inc.
Cadaret Grant & Co. Inc.                Charles Schwab - Great West Life
Chase Investment Services Corp.         CitiCorp Investment Services, Inc.
Citigroup Global Markets, Inc. (SSB)    CitiStreet
Citizens Bank of Rhode Island           CJM Planning Corp.
Columbus Life Insurance Company         Commonwealth Financial Network
CUNA Brokerage Services, Inc.           CUSO Financial Services, L.P.
Federal Kemper Life Assurance Company   Financial Network (ING)
First Global Capital                    GE Financial Assurance - GE Life &
                                        Annuity
Glenbrook Life and Annuity Co.          Hartford
HD Vest                                 HSBC Brokerage (USA) Inc.
ING Financial Advisers                  ING Financial Partners
Jefferson Pilot Life Insurance Company  Jefferson Pilot Securities Corp.
John Hancock Life Insurance Co.         Kemper Investors Life Insurance Co.
Legend Equities Corp.                   Legg Mason
Lincoln Benefit Life                    Lincoln Financial
Lincoln Investment Planning, Inc.       Lincoln National Life
Linsco Private Ledger                   MassMutual Financial Group and
                                        affiliates
McDonald Investments, Inc.              Merrill Lynch & Co. and affiliates
MetLife and affiliates                  Minnesota Life Insurance Company
Mony Life Insurance Co.                 Morgan Stanley Dean Witter, Inc.
Multi-Financial (ING)                   Mutual Service Corporation
National Planning Holdings, Inc.        Nationwide and affiliates
NFP                                     New York Life Securities, Inc.
Park Avenue Securities LLC              PFS Investments, Inc.
Prime Capital Services, Inc.            Primevest Financial Services, Inc.
                                        (ING)
Protective Life Insurance Co.           Prudential Investment Management
                                        Services LLC
Raymond James & Associates              Raymond James Financial Services
RBC Dain Rauscher Inc.                  Royal Alliance
Securities America Inc.                 Security Benefit Life Insurance Co.
Sentra Securities                       Signator Investments
Sun Life Assurance Company of Canada    SunAmerica Securities, Inc.
SunTrust Securities                     Thrivent
Travelers Life & Annuity Co., Inc.      UBS Financial Services Inc.
Union Central Life Insurance Company    United Planners
Valic Financial Advisors, Inc.          Wachovia Securities LLC
Walnut Street Securities (Met Life      Waterstone Financial Group
Network)
Wells Fargo Investments, LLC

        For the year ended December 31, 2005, the following firms, which in some cases are broker-dealers, received payments from the Manager or
Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

ABN AMRO Financial Services Inc.        ACS HR Solutions LLC
Administrative Management Group         ADP Broker/Dealer Inc.
Aetna Financial Services                Alliance Benefit Group
American Stock Transfer & Trust Co      Ameriprise Financial Services, Inc.
Baden Retirement Plan Services LLC      Banc One Securities Corp.
BCG Securities                          Benefit Administration Company LLC
Benefit Administration Inc.             Benefit Plans Administrative
                                        Services
Benetech Inc.                           Bisys Retirement Services
Boston Financial Data Services Inc.     Ceridian Retirement Plan Services
Charles Schwab & Co Inc.                Charles Schwab Trust Company
Circle Trust Company                    Citigroup Global Markets Inc.
CitiStreet                              City National Bank
Columbia Funds Distributor Inc.         CPI Qualified Plan Consultants Inc.
Daily Access.Com Inc.                   Digital Retirement Solutions
DST Systems Inc.                        Dyatech LLC
Edgewood/Federated Investments          ERISA Administrative Services Inc.
Expert Plan Inc.                        FASCorp
FBD Consulting Inc.                     Fidelity Institutional Operations
                                        Co.
Fidelity Investments                    First National Bank of Omaha
First Trust Corp.                       First Trust-Datalynx
Franklin Templeton                      Geller Group LTD
GoldK Inc.                              Great West Life & Annuity Ins Co.
Hartford Life Insurance Co              Hewitt Associates LLC
ICMA-RC Services LLC                    Independent Plan Coordinators Inc.
ING                                     Ingham Group
Interactive Retirement Systems          Invesco Retirement Plans
Invesmart                               InWest Pension Management
John Hancock Life Insurance Co.         JPMorgan Chase & Co
JPMorgan Chase Bank                     July Business Services
Kaufman & Goble                         Leggette & Company Inc.
Lincoln National Life                   MassMutual Financial Group and
                                        affiliates
Matrix Settlement & Clearance Services  Mellon HR Solutions
Mercer HR Services                      Merrill Lynch & Co., Inc.
Metavante 401(k) Services               Metlife Securities Inc.
MFS Investment Management               Mid Atlantic Capital Corp.
Milliman Inc.                           Morgan Stanley Dean Witter Inc.
National City Bank                      National Financial Services Corp.
Nationwide Investment Service Corp.     New York Life Investment Management
Northeast Retirement Services           Northwest Plan Services Inc.
Pension Administration and Consulting   PFPC Inc.
Plan Administrators Inc.                PlanMember Services Corporation
Princeton Retirement Group Inc.         Principal Life Insurance Co
Programs for Benefit Plans Inc.         Prudential Retirement Insurance &
                                        Annuity Co.
Prudential Retirement Services          PSMI Group
Putnam Investments                      Quads Trust Company
RSM McGladrey Retirement Resources      SAFECO
Standard Insurance Co                   Stanley Hunt DuPree Rhine
Stanton Group Inc.                      State Street Bank & Trust
Strong Capital Management Inc.          Symetra Investment Services Inc.
T Rowe Price Associates                 Taylor Perky & Parker LLC
Texas Pension Consultants               The 401(K) Company
The Chicago Trust Company               The Retirement Plan Company LLC
The Vanguard Group                      TruSource
Unified Fund Services Inc.              Union Bank & Trust Co. (Nebraska)
USI Consulting Group (CT)               Valic Retirement Services Co
Wachovia Bank NA                        Web401k.com
Wells Fargo Bank NA                     Wilmington Trust Company
WySTAR Global Retirement Solutions

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the
Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:
o       Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's
         performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o       The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o       An investment in the Fund is not insured by the FDIC or any other government agency.
o       The principal value of the Fund's shares, its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o       When an investor's shares are redeemed, they may be worth more or less than their original cost.
o       Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

|X|     Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

o       Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period.
It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the SEC, designed to assure uniformity in the way that all funds calculate their yields:

            Standardized Yield  = 2[( a - b +1)(6) -1 ]
                                                ------
                                                  cd

      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the  average  daily  number  of shares  of that  class  outstanding during the 30-day period that were entitled to receive dividends.
      d =  the maximum  offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any
30-day period.

o       Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

  Dividend Yield = dividends paid x 12/maximum offering price (payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B, Class C and Class N shares is the net asset value per share, without considering the effect of contingent deferred sales charges. There is no sales charge on
Class Y shares.  The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

--------------------------------------------------------------------
 The Fund's Yields for the 30-Day Periods Ended September 30, 2005
--------------------------------------------------------------------
--------------------------------------------------------------------
 Class of       Standardized Yield            Dividend Yield
  Shares*
--------------------------------------------------------------------
--------------------------------------------------------------------
               Without       After        Without         After
                Sales        Sales         Sales          Sales
               Charge        Charge        Charge        Charge
--------------------------------------------------------------------
--------------------------------------------------------------------
  Class A       6.72%        6.39%         6.81%          6.48%
--------------------------------------------------------------------
--------------------------------------------------------------------
  Class B       5.97%         N/A          6.07%           N/A
--------------------------------------------------------------------
--------------------------------------------------------------------
  Class C       5.97%         N/A          6.07%           N/A
--------------------------------------------------------------------
--------------------------------------------------------------------
  Class N       6.31%         N/A          6.40%           N/A
--------------------------------------------------------------------
*     The Fund began offering Class Y shares in September 2006, therefore no yield information is available for Class Y shares as of the fiscal year ended September 30, 2005.

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0%
in the sixth year and none thereafter. For Class C shares, the 1.0%
contingent deferred sales charge is deducted for returns for the one-year period. For Class N shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period, and total returns for the periods prior to 03/01/01 (the inception date for Class N shares) are based on the Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees.  There is no sales charge on Class Y shares.

o       Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

                         ERV   l/n - 1  = Average Annual Total Return
                          P

o       Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

 ATVD   l/n - 1 = Average Annual Total Return (After Taxes on Distributions)
  P

o       Average Annual Total Return (After Taxes on Distributions and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on
Fund distributions and on the redemption of Fund shares, according to the following formula:

 ATVDR   l/n - 1  = Average Annual Total Return (After Taxes on Distributions
   P                 and Redemptions)

o       Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                           ERV - P   = Total Return
                         -----------
                             P

o       Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for Class A, Class B, Class C or Class N shares. There is no sales charge on Class Y shares.  Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------
       The Fund's Total Returns for the Periods Ended September 30, 2005
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class of  Cumulative Total              Average Annual Total Returns
             Returns (10
              years or
 Shares*   life-of-class)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                 1-Year            5-Years          10-Years
                                                 (or life of      (or life of
                                               class if less)    class if less)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
          After    Without  After    Without  After    Without  After   Without
          Sales    Sales    Sales    Sales    Sales    Sales    Sales   Sales
           Charge   Charge   Charge   Charge   Charge   Charge  Charge   Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class      76.09%   84.88%   0.63%    5.65%    4.35%    5.37%    5.82%   6.34%
  A(1)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class      76.30%   76.30%   -0.08%   4.87%    4.31%    4.60%    5.84%   5.84%
  B(2)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class      71.46%   71.46%   3.88%    4.86%    4.60%    4.60%    5.54%   5.54%
  C(3)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class      25.18%   25.18%   4.24%    5.23%    5.02%    5.02%     N/A     N/A
  N(4)
---------------------------------------------------------------------------------
1.      Inception of Class A: November 16, 1987
2.      Inception of Class B: October 2, 1995
3.      Inception of Class C: December 1, 1993
4.      Inception of Class N: March 1, 2001
* The Fund  began  offering  Class Y  shares  in  August  2006,  therefore  no performance  information  is  available  for Class Y shares as of the fiscal year ended September 30, 2005.

---------------------------------------------------------------------------------
    Average Annual Total Returns for Class A(1) Shares (After Sales Charge)
                    For the Periods Ended September 30, 2005
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                  1-Year          5-Years          10-Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
After Taxes on Distributions      -1.63            1.17              2.28
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
After Taxes on Distributions       0.40            1.69              2.71
and Redemption of Fund Shares
---------------------------------------------------------------------------------
1. Inception of Class A: November 16, 1987

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this SAI.
The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|     Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector. The Fund is rated among the high yield bond funds category.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable)
Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o       information about the performance of certain securities or commodities markets or segments of those markets,
o       information about the performance of the economies of particular countries or regions,
o       the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o       the availability of different types of securities or offerings of securities,
o       information relating to the gross national or gross domestic product of the United States or other countries or regions,
o       comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

about YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund. The
Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange (the "NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix C to this SAI because the Distributor or dealer or broker incurs little or no selling expenses.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Balanced Fund                 Oppenheimer Main Street Opportunity Fund
Oppenheimer Core Bond Fund                Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer Principal Protected Main
Oppenheimer Champion Income Fund          Street Fund
                                          Oppenheimer Principal Protected Main
Oppenheimer Convertible Securities Fund   Street Fund II
                                          Oppenheimer Principal Protected Main
Oppenheimer Developing Markets Fund       Street Fund III
Oppenheimer Discovery Fund                Oppenheimer Quest Balanced Fund
                                          Oppenheimer Quest Capital Value Fund,
Oppenheimer Dividend Growth Fund          Inc.
                                          Oppenheimer Quest International Value
Oppenheimer Emerging Growth Fund          Fund, Inc.
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Opportunity Value Fund
Oppenheimer Enterprise Fund               Oppenheimer Quest Value Fund, Inc.
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Asset Fund
Oppenheimer Global Fund                   Oppenheimer Real Estate Fund
                                          Oppenheimer Rochester National
Oppenheimer Global Opportunities Fund     Municipals
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Select Value Fund
Oppenheimer Growth Fund                   Oppenheimer Senior Floating Rate Fund
Oppenheimer High Yield Fund               Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Bond Fund       Oppenheimer Strategic Income Fund
Oppenheimer International Diversified
Fund                                      Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund     Oppenheimer Value Fund
Oppenheimer International Small Company
Fund                                      Limited-Term New York Municipal Fund
Oppenheimer International Value Fund      Rochester Fund Municipals
Oppenheimer Limited Term California
Municipal Fund                            Oppenheimer Portfolio Series:
Oppenheimer Limited-Term Government Fund     Active Allocation Fund
                                             Aggressive Investor Fund
                                             Conservative Investor Fund
                                             Moderate Investor Fund

And the following money market funds:
Oppenheimer Cash Reserves                 Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.       Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust

        There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this SAI, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or Class C shares of the Fund or other Oppenheimer funds during a 13-month period. The total amount of your purchases of Class
A, Class B and Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. You can choose to include purchases that you made up to 90 days before the date of the Letter.
Class A shares of Oppenheimer Money Market Fund, Inc. and Oppenheimer Cash
Reserves on which you have not paid a sales charge and any Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

      A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of Class A, Class B and
Class C shares of the Fund and other Oppenheimer funds during a 13-month period (the "Letter period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter.
Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without paying a front-end sales charge) do not count toward satisfying the amount of the Letter, however purchases made through a wrap fee or similar program can be counted towards the Letter amount regardless of whether or not they are made at net asset value.

        Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this SAI and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of the Fund and other Oppenheimer funds by  OppenheimerFunds  prototype
401(k) plans under a Letter.  If the intended  purchase  amount under a Letter entered into by an OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the  Letter  period,  there  will be no  adjustment  of concessions paid to the  broker-dealer or financial  institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.      The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)     Class A shares sold with a front-end sales charge or subject to a
            Class A contingent deferred sales charge,
(b)     Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)     Class A, Class B or Class C shares acquired by exchange of either (1)
            Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B or Class C shares of one of the other
            Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to
November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent nor the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in Appendix C to this SAI. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce
Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $1 million in assets invested in applicable investments
(other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the Oppenheimer funds. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $1 million or more in assets but less than $5 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the Oppenheimer funds. If on the date the plan sponsor signed the Merrill
Lynch record keeping service agreement the plan has $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

      OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B, Class C or Class N shares and the dividends payable on Class B,
Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B,
Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and
Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept a purchase order of more than $100,000 for Class B shares or a purchase order of $1 million or more to purchase
Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

      Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

      Class A Shares Subject to a Contingent Deferred Sales Charge. For
purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the
Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o       to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o       to all rollover contributions made to Individual 401(k) plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o       to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,
o       to all trustee-to-trustee IRA transfers,
o       to all 90-24 type 403(b) transfers,
o       to Group Retirement Plans (as defined in Appendix C to this SAI)
            which have entered into a special agreement with the Distributor for that purpose,
o       to Retirement Plans qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o       to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o       to Retirement Plans with at least 100 eligible employees or $500,000 or more in plan assets,
o       to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and
o       to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

      The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o       purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds
            (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o       purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and
o       on purchases of Class N shares by an OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k) plan made with the redemption
            proceeds of Class A shares of one or more Oppenheimer funds.

        No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the
Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in September.

      Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees. These exceptions are subject to change:
o       A fund account whose shares were acquired after September 30th of the prior year;
o       A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;
o       Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o       A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o       Accounts of shareholders that are held by broker-dealers under the
            NSCC Fund/SERV system;
o       Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o       Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
            Custom Plus, Recordkeeper Pro and Pension Alliance Retirement
            Plan programs; and
o       A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

      To access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com or call
1.888.470.0862 for instructions.

      The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days
(for example, in case of weather emergencies or on days falling before a U.S.
holiday). All references to time in this SAI mean "Eastern time." The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day. It may also close on other days.

      Dealers other than NYSE members may conduct trading in certain securities on days on which the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on many foreign stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the NYSE, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

      |X|   Securities Valuation. The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:
o       Equity securities traded on a U.S. securities exchange or on NASDAQ(R)
are valued as follows:
(1)     if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on
               which they are traded or on NASDAQ(R), as applicable, on that day, or
(2)     if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the
               valuation date if it is within the spread of the closing "bid"
               and "asked" prices on the valuation date or, if not, at the closing "bid" price on the valuation date.
o       Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)     at the last sale price available to the pricing service approved by the Board of Trustees, or
(2)     at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)     at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o       Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o       The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)     debt instruments that have a maturity of more than 397 days when issued,
(2)     debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)     non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o       The following securities are valued at cost, adjusted for
amortization of premiums and accretion of discounts:
(1)     money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)     debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o       Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ(R), as applicable, as determined by a pricing service approved by the Board of Trustees or by the
Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ(R)on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ(R)on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ(R), it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked"
price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank")
for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian bank. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time. The Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)     for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)     for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)     authorizes the Fund, its Transfer Agent and any bank through which the Fund's drafts (checks) are payable to pay all checks drawn on the Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4)     specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the
         Checkwriting card or the application, as applicable;
(5)     understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)     acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of
         checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o       Class A shares purchased subject to an initial sales charge or Class
         A shares on which a contingent deferred sales charge was paid, or
o       Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

        Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind." The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days).
The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B,
Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this SAI. The request must:
(1)     state the reason for the distribution;
(2)     state the owner's awareness of tax penalties if the distribution is premature; and
(3)     conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer
Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at
4:00 p.m., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 p.m.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B, Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in
Appendix C to this SAI).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares
(of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.
Instructions should be provided on the OppenheimerFunds application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to
Exchange Shares" in the Prospectus and below in this SAI.

      |X|   Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o       All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial California Tax Exempt Trust    Centennial New York Tax Exempt
                                             Trust
   Centennial Government Trust               Centennial Tax Exempt Trust
   Centennial Money Market Trust

   The following funds do not offer Class N shares:
   Limited Term New York Municipal Fund      Oppenheimer New Jersey Municipal Fund
   Oppenheimer AMT-Free Municipals           Oppenheimer Principal Protected Main
                                             Street Fund II
   Oppenheimer AMT-Free New York             Oppenheimer Pennsylvania Municipal
   Municipals                                Fund
   Oppenheimer California Municipal Fund     Oppenheimer Rochester National
                                             Municipals
   Oppenheimer International Value Fund      Oppenheimer Senior Floating Rate Fund
   Oppenheimer Limited Term California       Rochester Fund Municipals
   Municipal Fund
   Oppenheimer Limited Term Municipal
   Fund
   Oppenheimer Money Market Fund, Inc.

   The following funds do not offer Class Y shares:
   Limited Term New York Municipal Fund     Oppenheimer Limited Term California
                                            Municipal Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Limited Term Municipal Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer New Jersey Municipal Fund
   Oppenheimer Balanced Fund                Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer California Municipal Fund    Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer Capital Income Fund          Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer Cash Reserves                Oppenheimer Principal Protected Main
                                            Street Fund III
   Oppenheimer Convertible Securities Fund  Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer Dividend Growth Fund         Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Gold & Special Minerals Fund Oppenheimer Rochester National Municipals

o       Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.
o       Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
      Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o       Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund, Inc. or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o       Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor.
      Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.
o       Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
o       Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).
o       Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund II
      until after the expiration of the warranty period (3/3/2011).
o       Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund
      III until after the expiration of the warranty period (12/16/2011).
o       Class A, Class B, Class C and Class N shares of each of Oppenheimer
      Developing Markets Fund and Oppenheimer International Small Company
      Fund may be acquired by exchange only with a minimum initial investment of $50,000.  An existing shareholder of each fund may make additional exchanges into that fund with as little as $50.
o       Shares of Oppenheimer Real Asset Fund may not be acquired by an exchange of shares from any other Oppenheimer fund.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o       When Class A shares of any Oppenheimer fund (other than Oppenheimer
Rochester National Municipals and Rochester Fund Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a
Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o       When Class A shares of Oppenheimer Rochester National Municipals and
Rochester Fund Municipals acquired by exchange of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o       If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o       When Class A shares of Oppenheimer Cash Reserves and Oppenheimer
Money Market Fund, Inc. acquired by exchange of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o       Except with respect to the Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o       With respect to Class B shares of Oppenheimer Limited Term California
Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer
Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o       With respect to Class B shares of Oppenheimer Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the
Oppenheimer Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o       With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o       With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o       When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      Processing  Exchange  Requests.  Shares to be exchanged  are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper  form  (the  "Redemption  Date").  Normally,  shares  of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed  by either  fund up to five  business  days if it  determines  that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the receipt of multiple exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous to the Fund, the Fund may refuse the request.

        When you exchange some or all of your shares from one fund to another, any special account features that are available in the new fund
(such as an Asset Builder Plan or Automatic Withdrawal Plan) will be switched to the new fund account unless you tell the Transfer Agent not to do so.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
SAI, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B,
Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

        Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal
Service as undeliverable will be invested in shares of Oppenheimer Money
Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Fund and its shareholders.

        The tax discussion in the Prospectus and this SAI is based on tax law in effect on the date of the Prospectus and this SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue
Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

      Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses)
that it distributes to shareholders. That qualification enables the Fund to
"pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

        The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

      Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

      Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The
United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. The Fund may be subject to U.S. Federal income tax, and an interest charge, on certain distributions or gains from the sale of shares of a foreign company considered to be a PFIC, even if those amounts are paid out as dividends to shareholders. To avoid imposition of the interest charge, the
Fund may elect to "mark to market" all PFIC shares that it holds at the end of each taxable year. In that case, any increase or decrease in the value of those shares would be recognized as ordinary income or as ordinary loss (but only to the extent of previously recognized "mark-to-market" gains).

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

      Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. Any tax withheld by the Fund is remitted by the Fund to the U.S.
Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.
If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other
Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. J.P. Morgan Chase Bank is the custodian of the Fund's assets.
The custodian's responsibilities include safeguarding and controlling the
Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP serves as the independent registered public accounting firm for the Fund. Deloitte &
Touche LLP audits the Fund's financial statements and performs other related audit services. Deloitte & Touche LLP also acts as the independent registered public accounting firm for certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by Deloitte & Touche LLP to the Fund must be pre-approved by the Audit Committee.

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------
                                                                               PRINCIPAL          VALUE
                                                                                  AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--0.2%
--------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 1                            $  2,125,400   $     21,254
--------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO, Home Equity Pass-Through Certificates,
Series 1999-I, Cl. ECFD, 1.079%, 1/25/29 1                                       437,665        100,663
--------------------------------------------------------------------------------------------------------
Norse CBO Ltd., Collateralized Bond Obligations, Series 1A, Cl. C2,
9.342% Sub. Bonds, 8/13/10 1                                                   2,444,479      2,248,921
                                                                                           -------------
Total Asset- Backed Securities (Cost $4,412,219)                                              2,370,838

--------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--0.1%
--------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through
Certificates, Series 1997-XL1, Cl. G, 7.695%, 10/3/30 (Cost $1,151,643)        1,200,000        970,370
--------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--85.8%
--------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--30.0%
--------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.6%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B,
2/15/10                                                                        2,600,000      2,470,000
--------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 2                                     480,000        333,600
--------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                           4,350,000      4,273,875
9% Sr. Unsec. Nts., 7/1/15                                                     2,450,000      2,499,000
--------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts., 11/1/13        900,000        792,000
--------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                      1,900,000      1,729,000
--------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                          2,900,000      2,914,500
10.25% Sr. Sec. Nts., Series B, 7/15/13                                        2,400,000      2,676,000
--------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                         1,350,000      1,309,500
--------------------------------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                                                    2,600,000      2,015,000
8.25% Sr. Unsec. Nts., 8/1/10                                                  2,300,000      1,909,000
                                                                                           -------------
                                                                                             22,921,475

--------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.5%
Ford Motor Co., 7.45% Bonds, 7/16/31                                           2,600,000      1,943,500
--------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.625% Nts., 10/1/08                                                           5,850,000      5,352,797
5.80% Sr. Unsec. Nts., 1/12/09                                                 1,100,000      1,005,204
7.25% Nts., 10/25/11                                                           1,000,000        912,238
7.375% Nts., 10/28/09                                                          7,100,000      6,680,028
--------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.875% Nts., 9/15/11                                                           6,350,000      5,925,229
7.25% Nts., 3/2/11                                                             1,100,000      1,043,458
8% Bonds, 11/1/31                                                              7,900,000      7,485,850

                                                                               PRINCIPAL          VALUE
                                                                                  AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------------------------------

AUTOMOBILES Continued
General Motors Corp., 8.375% Sr. Unsec. Debs., 7/15/33                      $    950,000   $    700,625
--------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Nts., 1/1/14 3                                                      2,600,000      2,710,500
10.50% Sr. Sub. Nts., 1/1/16 3                                                   430,000        468,700
                                                                                           -------------
                                                                                             34,228,129
--------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.2%
SGS International, Inc., 12% Sr. Sub. Nts., 12/15/13 3                         2,370,000      2,447,025
--------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Alderwoods Group, Inc., 7.75% Sr. Nts., 9/15/12                                3,000,000      3,097,500
--------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--7.8%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08 1                             1,875,000      1,846,875
--------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                  1,900,000      2,016,850
--------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                2,900,000      3,110,250
--------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 3                                     2,920,000      2,920,000
--------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                             2,131,000      2,194,930
--------------------------------------------------------------------------------------------------------
French Lick Resorts & Casino LLC, 10.75% First Mtg. Nts., 4/15/14 3,4      2,335,000      2,335,000
--------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                               1,400,000      1,466,500
--------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 3                           3,575,000      3,700,125
--------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                               2,000,000      2,037,500
--------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                3,150,000      3,126,375
9% Sr. Sub. Nts., 3/15/12                                                      2,400,000      2,559,000
--------------------------------------------------------------------------------------------------------
ITT Corp., 7.375% Unsec. Debs., 11/15/15                                       2,100,000      2,278,500
--------------------------------------------------------------------------------------------------------
Kerzner International Ltd., 6.75% Sr. Unsec. Sub. Nts., 10/1/15                  400,000        423,000
--------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                                  1,041,000      1,134,690
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                  4,000,000      4,230,000
--------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.625% Sr. Unsec. Nts., 7/15/15                                                1,000,000        988,750
6.75% Sr. Nts., 4/1/13 3,4                                                       845,000        845,000
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                            5,350,000      5,671,000
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                             1,000,000      1,046,250
--------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                           1,250,000      1,239,063
6.375% Sr. Sub. Nts., 7/15/09                                                  1,200,000      1,200,000
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                           1,750,000      1,747,813
8% Sr. Sub. Nts., 4/1/12                                                       4,100,000      4,315,250
--------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14                                    2,250,000      2,340,000
--------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                                                  4,500,000      4,803,750
9.375% Sr. Unsec. Sub. Nts., 2/15/07                                           3,350,000      3,463,063

                                                                                          PRINCIPAL            VALUE
                                                                                             AMOUNT       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE Continued
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                                   $    1,245,000   $    1,251,225
6.875% Sr. Sub. Nts., 12/1/11                                                               200,000          204,500
---------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                         5,400,000        5,683,500
---------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 2,3                                            3,900,000               --
---------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                                            2,300,000        2,302,875
9.625% Sr. Nts., 6/1/14                                                                   1,646,000        1,666,575
9.75% Sr. Nts., 4/15/13                                                                   1,200,000        1,215,000
---------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12                    5,150,000        5,626,375
---------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                        8,150,000        8,099,063
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                                       1,230,000        1,242,300
---------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                                6,700,000        6,549,250
---------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                         2,700,000        2,990,250
---------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                          2,700,000        2,679,750
---------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14                     5,700,000        5,564,625
                                                                                                      ---------------
                                                                                                         108,114,822

---------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.6%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                          2,800,000        2,922,500
---------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                             600,000          676,062
---------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                                       2,500,000        2,462,500
8.875% Sr. Sub. Nts., 4/1/12                                                              1,600,000        1,680,000
---------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                            1,550,000        1,642,605
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                       1,950,000        2,049,938
---------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                          1,165,000        1,223,250
---------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp.:
7.75% Sr. Nts., 3/15/13                                                                   1,300,000        1,275,625
9.25% Sr. Sub. Nts., 4/15/12                                                              2,000,000        2,057,500
---------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                  1,500,000        1,571,250
---------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                       1,900,000        1,942,750
---------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                         2,500,000        2,531,250
                                                                                                      ---------------
                                                                                                          22,035,230

---------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                    1,130,000        1,141,300
---------------------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12 1                                   1,700,000        1,874,250
---------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7% Sr. Nts., 3/1/14 3                                   715,000          718,575
                                                                                                      ---------------
                                                                                                           3,734,125

                                                                                          PRINCIPAL            VALUE
                                                                                             AMOUNT       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

MEDIA--12.6%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 2                                                     $    1,740,000   $    1,017,900
8.125% Sr. Nts., Series B, 7/15/03 2                                                      2,870,000        1,722,000
10.25% Sr. Unsec. Sub. Nts., 6/15/11 2                                                    1,300,000          825,500
10.875% Sr. Unsec. Nts., 10/1/10 2                                                        2,700,000        1,606,500
---------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                       1,500,000        1,515,000
---------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                                           2,100,000        1,884,750
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                                          609,000          595,298
---------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                      3,450,000        2,967,000
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                               450,000          409,500
---------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 8.25% Sr. Nts., 12/15/15 3                                    1,665,000        1,640,025
---------------------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., 7.50% Sr. Sub. Nts., 2/15/14                                       2,100,000        1,937,250
---------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings I LLC, 0%/11.75% Sr. Unsec. Unsub. Nts., 5/15/14 6        1,445,000          758,625
---------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC, 10.25% Sr. Unsec. Nts., 9/15/10                   2,200,000        2,172,500
---------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital
Corp., 10.25% Sr. Nts., 9/15/10 3                                                         4,810,000        4,737,850
---------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.,
8.375% Sr. Nts., Second Lien, 4/30/14 3                                                  14,400,000       14,436,000
---------------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                       1,400,000        1,494,500
---------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 6                                 4,800,000        3,696,000
---------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.625% Sr. Unsec. Debs., 7/15/18                                                          3,400,000        3,378,750
7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                                           3,535,000        3,570,350
---------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec. Nts., 11/15/09           3,500,000        3,753,750
---------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                                   2,200,000        2,337,500
9.875% Sr. Sub. Nts., 8/15/13                                                             3,613,000        4,014,946
---------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 6                                                       1,100,000          935,000
0%/9% Unsec. Disc. Nts., 11/15/13 6                                                       1,000,000          850,000
8% Unsec. Nts., 11/15/13                                                                 14,600,000       15,111,000
---------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates, Series 6-T1, 8.625%,
6/29/11 3,4                                                                               8,000,000        7,970,000
---------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                                           1,250,000        1,214,063
7.125% Sr. Nts., 2/1/16 3                                                                 2,000,000        1,977,500
---------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                                 2,400,000        2,328,000
---------------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub. Nts., 3/1/14            1,500,000        1,537,500
---------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                                  1,299,000        1,214,565

                                                                                          PRINCIPAL            VALUE
                                                                                             AMOUNT       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

MEDIA Continued
Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11                                  $   1,750,000   $    1,863,750
---------------------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                                      3,667,000        3,667,000
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                                        1,000,000        1,030,000
---------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                        2,525,000        2,386,125
---------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13 1                               550,000          596,750
---------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 6                                  4,000,000        2,620,000
---------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50% Sr. Nts., 10/15/15                 1,475,000        1,423,375
---------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                       2,346,000        2,334,270
---------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                              4,600,000        4,174,500
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                      1,800,000        1,683,000
---------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 10.777% Sr. Sec. Nts., 1/15/13 3,7                           3,105,000        3,089,475
---------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                                      2,900,000        2,668,000
8.875% Sr. Unsec. Nts., 5/15/11                                                           1,946,000        1,907,080
---------------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 3                                   1,180,000        1,156,737
---------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., 1/15/13 3                                                          4,300,000        4,042,000
6.875% Sr. Disc. Nts., Series A-2, 1/15/13 3                                              7,780,000        7,313,200
6.875% Sr. Nts., 1/15/13                                                                  5,600,000        5,264,000
8.875% Sr. Nts., Series A-3, 1/15/16 3                                                    7,250,000        7,576,250
---------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts., 12/15/12 3                       3,100,000        3,452,625
---------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                            1,950,000        2,057,250
---------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 3                                   2,500,000        2,675,000
---------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                                          8,650,000        8,866,250
8.75% Sr. Sub. Nts., 12/15/11                                                             1,250,000        1,320,313
---------------------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                               2,950,000        3,038,500
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                                2,400,000        2,370,000
---------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 6                                   4,152,000        3,077,670
                                                                                                      ---------------
                                                                                                         175,262,242

---------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Nts., 3/15/14 3                                    5,900,000        5,705,300
---------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc.:
9% Sr. Nts., 10/15/15 3                                                                   5,085,000        5,402,813
10.375% Sr. Sub. Nts., 10/15/15 3                                                         1,040,000        1,110,200
                                                                                                      ---------------
                                                                                                          12,218,313

                                                                                          PRINCIPAL            VALUE
                                                                                             AMOUNT       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

SPECIALTY RETAIL--0.9%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                             $    2,500,000   $    2,565,625
---------------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Unsec. Sub. Nts., 1/15/14                        950,000          904,875
---------------------------------------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Unsec. Sub. Nts., 10/15/14                                  3,200,000        3,096,000
---------------------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc., 10.366% Sr. Sec. Nts., 1/15/14 3,7                                2,415,000        2,433,113
---------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11 1                              3,000,000        3,232,500
---------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                         1,100,000        1,105,500
                                                                                                      ---------------
                                                                                                          13,337,613

---------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.4%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 3                                                   5,540,000        5,955,500
---------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
9.28% Sr. Unsec. Unsub. Nts., 4/1/12 7                                                    6,320,000        6,572,800
9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                                     1,310,000        1,385,325
---------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 1                                        1,250,000        1,293,750
---------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                                         1,735,000        1,695,963
---------------------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                                     2,000,000        2,085,000
                                                                                                      ---------------
                                                                                                          18,988,338

---------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.4%
---------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                                 2,000,000        2,107,500
---------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Jean Coutu Group (PJC), Inc. (The), 8.50% Sr. Sub. Nts., 8/1/14                           4,400,000        4,059,000
---------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                              2,600,000        2,668,250
9.50% Sr. Sec. Nts., 2/15/11                                                              1,600,000        1,696,000
                                                                                                      ---------------
                                                                                                           8,423,250

---------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.0%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10                               3,500,000        3,677,205
---------------------------------------------------------------------------------------------------------------------
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                                       1,070,000        1,048,600
8.625% Sr. Sub. Nts., 12/15/12                                                            3,600,000        3,820,500
---------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co.:
10.625% Sr. Unsec. Sub. Nts., 11/15/15                                                    1,910,000        2,034,150
10.75% Sr. Nts., 3/1/10                                                                   5,525,000        6,008,438
---------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                                   2,291,000        2,313,910
8.875% Sr. Unsec. Nts., 3/15/11                                                             467,000          464,665
---------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                               2,500,000        2,456,250
---------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 8% Sr. Nts., Series B, 10/15/09                                   2,400,000        2,514,000

                                                                                          PRINCIPAL            VALUE
                                                                                             AMOUNT       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

FOOD PRODUCTS Continued
United Biscuits Finance plc:
10.625% Sr. Sub. Nts., 4/15/11 1 [EUR]                                                    1,000,000   $    1,286,083
10.75% Sr. Sub. Nts., 4/15/11 1 [GBP]                                                     1,000,000        1,834,051
                                                                                                      ---------------
                                                                                                          27,457,852

---------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.5%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                           2,650,000        2,620,188
---------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                                  2,500,000        2,656,250
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                       1,200,000        1,260,000
---------------------------------------------------------------------------------------------------------------------
Spectrum Brands, Inc., 7.375% Sr. Unsec. Sub. Nts., 2/1/15                                  198,000          173,250
                                                                                                      ---------------
                                                                                                           6,709,688

---------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                                2,550,000        2,626,500
---------------------------------------------------------------------------------------------------------------------
ENERGY--9.0%
---------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.9%
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                                              1,200,000        1,260,000
---------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec. Sub. Nts., 12/15/10                             2,400,000        2,529,000
---------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Series A, 9/1/08                              662,000          680,205
---------------------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                                      1,500,000        1,580,625
---------------------------------------------------------------------------------------------------------------------
RathGibson, Inc., 11.25% Sr. Nts., 2/15/14 3                                              1,200,000        1,260,000
---------------------------------------------------------------------------------------------------------------------
Superior Energy Services, Inc., LLC, 8.875% Sr. Unsec. Nts., 5/15/11                      2,000,000        2,100,000
---------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                          2,800,000        2,856,000
                                                                                                      ---------------
                                                                                                          12,265,830

---------------------------------------------------------------------------------------------------------------------
OIL & GAS--8.1%
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                          2,650,000        2,643,375
---------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr. Nts., 12/15/15 3                                   1,185,000        1,241,288
---------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                                           1,700,000        1,680,875
6.875% Sr. Unsec. Nts., 1/15/16                                                           3,120,000        3,159,000
---------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr. Unsec. Nts., 8/1/13                                990,000          935,550
---------------------------------------------------------------------------------------------------------------------
Compton Petroleum Finance Corp.:
7.625% Sr. Nts., 12/1/13                                                                  1,675,000        1,683,375
7.625% Sr. Nts., 12/1/13 3,4                                                              1,870,000        1,879,350
---------------------------------------------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Nts., 3/1/16 3                                                720,000          748,800
---------------------------------------------------------------------------------------------------------------------
El Paso Corp.:
7.75% Sr. Nts., 1/15/32                                                                   3,700,000        3,746,250
7.875% Sr. Unsec. Nts., 6/15/12                                                           4,846,000        5,070,128
---------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                                1,800,000        1,863,000
---------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                             6,550,000        6,820,188

                                                                                          PRINCIPAL            VALUE
                                                                                             AMOUNT       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

OIL & GAS Continued
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                             $    2,800,000   $    2,905,000
---------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                                     2,000,000        2,040,000
---------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                       1,500,000        1,503,750
---------------------------------------------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp., 8.25% Sr. Nts., 3/1/16 3                                  2,255,000        2,322,650
---------------------------------------------------------------------------------------------------------------------
Massey Energy Co.:
6.625% Sr. Nts., 11/15/10                                                                 1,600,000        1,636,000
6.875% Sr. Nts., 12/15/13 3                                                                 180,000          177,300
---------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14                                                       4,500,000        4,533,750
8.375% Sr. Sub. Nts., 8/15/12                                                             2,800,000        3,010,000
---------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25%
Sr. Unsec. Nts., 9/15/15                                                                    485,000          475,300
---------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                           2,500,000        2,550,000
---------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125% Sr. Nts., 6/15/14                          2,300,000        2,374,750
---------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                                      2,400,000        2,661,108
---------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                                 2,360,000        2,342,300
---------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                             1,355,000        1,341,450
7.375% Sr. Sub. Nts., 7/15/13                                                             1,800,000        1,872,000
---------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                                       6,800,000        7,028,698
8% Sr. Unsub. Nts., 3/1/32                                                                4,000,000        4,406,948
8.875% Sr. Nts., 3/15/10                                                                  1,800,000        1,923,750
---------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                                      1,080,000        1,015,200
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                                      3,200,000        3,232,000
---------------------------------------------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts., 11/1/13 3                                          2,395,000        2,502,775
---------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                           3,000,000        3,315,000
---------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                           7,050,000        7,546,031
---------------------------------------------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Nts., 11/1/12 3                                                                 1,805,000        1,782,438
6.625% Sr. Nts., 11/1/15 3                                                                1,805,000        1,795,975
---------------------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp., 8.875% Sr. Unsub. Nts., Series B, 7/15/12             600,000          687,000
---------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub. Nts., 5/1/12                                      2,300,000        2,302,875
---------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                                       5,700,000        5,892,375
7.875% Nts., 9/1/21                                                                         850,000          918,000
8.75% Unsec. Nts., 3/15/32                                                                3,700,000        4,347,500
---------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08                                    800,000          808,000
                                                                                                      ---------------
                                                                                                         112,721,102

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

FINANCIALS--4.5%
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                                                $   5,450,000   $    6,022,250
----------------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 9/30/08 1                         3,450,000        2,484,000
----------------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                                                                          731,000          749,275
8% Sr. Nts., 6/15/11                                                                                   2,070,000        2,160,563
                                                                                                                   ---------------
                                                                                                                       11,416,088

----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.4%
ABN Amro Bank NV (NY Branch), 5% Sec. Nts., 11/5/17 1,7                                                2,808,552        2,640,039
----------------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                                                                 578,000          621,350
----------------------------------------------------------------------------------------------------------------------------------
Bankunited Capital Trust, 10.25% Capital Securities, 12/31/26 1                                          750,000          811,875
----------------------------------------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                                              1,600,000        1,804,000
                                                                                                                   ---------------
                                                                                                                        5,877,264

----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.3%
Affinia Group, Inc., 9% Sr. Unsec. Sub. Nts., 11/30/14                                                 1,000,000          865,000
----------------------------------------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.:
0%/10.50% Sr. Unsec. Disc. Nts., Series B, 10/1/14 6                                                   3,100,000        2,418,000
9.625% Sr. Sub. Nts., 6/15/14                                                                          3,933,000        4,375,463
----------------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates,
Series 6-T3, 8.125%, 6/29/11 3,4                                                                      12,500,000       12,359,375
----------------------------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts., 4/1/15                                                    2,390,000        2,258,550
----------------------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 3                                                               7,430,000        7,411,425
----------------------------------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                                                           650,000          658,125
9.43% Sr. Unsec. Nts., 5/1/10 7                                                                          775,000          790,500
                                                                                                                   ---------------
                                                                                                                       31,136,438

----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--0.1%
Texas Gas Transmission Corp., 7.25% Debs., 7/15/27                                                     1,000,000        1,126,224
----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.9%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec. Nts., 2/1/12                         1,750,000        1,802,500
----------------------------------------------------------------------------------------------------------------------------------
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                                                 3,540,000        3,894,000
----------------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                                                  589,000          596,363
----------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts., Series O, 3/15/15                                                   1,120,000        1,107,400
----------------------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp., 9.125% Sr. Unsec. Nts., 1/15/11                                            2,096,000        2,436,600
----------------------------------------------------------------------------------------------------------------------------------
Trustreet Properties, Inc., 7.50% Sr. Unsec. Nts., 4/1/15                                              2,970,000        2,992,275
                                                                                                                   ---------------
                                                                                                                       12,829,138

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE--5.2%
----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Angiotech Pharmaceuticals,Inc., 7.75% Sr. Sub. Nts., 4/1/14 3                                      $   1,175,000   $    1,192,625
----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.4%
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12                                      1,100,000        1,089,000
----------------------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12 1                                       2,500,000        2,650,000
----------------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11                                    1,700,000        1,772,250
                                                                                                                   ---------------
                                                                                                                        5,511,250

----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.5%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13 1                                                 2,000,000        2,120,000
----------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts., 12/15/12                                   2,800,000        2,726,500
----------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                                        2,630,000        2,636,575
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                                                    2,880,000        2,908,800
----------------------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                                           1,000,000        1,035,000
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                                                     2,200,000        2,334,750
----------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                           2,800,000        2,877,000
----------------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                                                   1,100,000        1,168,750
----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                                                         7,500,000        7,357,823
6.375% Nts., 1/15/15                                                                                   1,750,000        1,711,981
8.75% Sr. Nts., 9/1/10                                                                                 4,600,000        5,012,450
----------------------------------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12                                        2,900,000        2,204,000
----------------------------------------------------------------------------------------------------------------------------------
National Nephrology Assn., 9% Sr. Sub. Nts., 11/1/11 3                                                   650,000          715,293
----------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                                                             45,000           45,000
6.875% Sr. Sub. Nts., 12/15/15                                                                           280,000          280,700
----------------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec. Sub. Nts., 7/15/15                                       1,245,000        1,273,013
----------------------------------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12 1                                          2,200,000        2,299,000
----------------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                              5,380,000        4,882,350
----------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                                               3,260,000        2,958,450
7.375% Nts., 2/1/13                                                                                      146,000          133,955
9.875% Sr. Nts., 7/1/14                                                                                6,550,000        6,664,625
----------------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7% Sr. Sub. Nts., 11/15/13                                                      1,340,000        1,326,600
----------------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                                            1,700,000        1,768,000
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                                   1,300,000        1,426,750
----------------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts., 10/1/15 6                                 5,400,000        3,969,000
                                                                                                                   ---------------
                                                                                                                       61,836,365

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

PHARMACEUTICALS--0.2%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11                                 $   2,800,000   $    2,786,000
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--7.2%
----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.6%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                                                 2,350,000        2,385,250
----------------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.50% Sr. Unsec. Nts., 10/1/10                                                                         1,100,000        1,174,250
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                                                      846,000          884,070
----------------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                                                1,925,000        1,925,000
6.875% Sr. Unsec. Sub. Nts., 11/1/13                                                                   1,000,000        1,005,000
7.625% Sr. Sub. Nts., 2/1/18                                                                             845,000          874,575
----------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                                          2,367,000        2,266,403
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                                   1,050,000        1,026,375
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                                                        2,730,000        2,702,700
7.625% Sr. Sub. Nts., 6/15/12                                                                          1,850,000        1,919,375
----------------------------------------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr.Sub. Nts., 7/15/11                                                         2,600,000        2,730,000
----------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                                               1,784,000        1,937,870
11% Sr. Sub. Nts., 2/15/13                                                                             1,493,000        1,675,893
                                                                                                                   ---------------
                                                                                                                       22,506,761

----------------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 1,2                                                    6,825,000          307,125
----------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                                               2,000,000        2,085,000
----------------------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Unsec. Sub. Nts., 12/15/12                                1,300,000        1,290,250
----------------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                                                     1,789,000        1,927,648
----------------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec.Unsub. Nts., 9/1/14                                                      2,000,000        2,045,000
                                                                                                                   ---------------
                                                                                                                        7,347,898

----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.6%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15                                                                                1,360,000        1,394,000
7.375% Sr. Sec. Nts., Series B, 4/15/14                                                                5,050,000        5,024,750
8.875% Sr. Nts., Series B, 4/1/08                                                                      3,200,000        3,376,000
9.25% Sr. Sec. Debs., Series B, 9/1/12                                                                 1,100,000        1,192,125
----------------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 1,2                                1,500,000               --
----------------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                                            3,500,000        3,438,750
----------------------------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                                              1,080,000        1,086,750
----------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                                    2,750,000        2,719,063
7.50% Sr. Nts., 5/1/11                                                                                 1,350,000        1,397,250

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES Continued
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                                                        $   2,750,000   $    2,973,438
                                                                                                                   ---------------
                                                                                                                       22,602,126

----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                                     2,150,000        2,225,250
----------------------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                                               1,100,000          924,000
----------------------------------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                                                          2,000,000        2,170,000
----------------------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                                           1,000,000        1,072,500
                                                                                                                   ---------------
                                                                                                                        6,391,750

----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.2%
Covalence Specialty Materials Corp., 10.25% Sr. Sub. Nts., 3/1/16 3                                    1,720,000        1,814,600
----------------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                                  900,000          846,000
                                                                                                                   ---------------
                                                                                                                        2,660,600

----------------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.3%
Case New Holland, Inc., 7.125% Sr. Nts., 3/1/14 3                                                      1,890,000        1,875,825
----------------------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 3                                                        1,600,000        1,560,000
----------------------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                                                 2,020,000        2,126,050
----------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                                                                                 600,000          615,000
10.50% Sr. Sub. Nts., 8/1/12                                                                           2,174,000        2,418,575
----------------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11                                                   3,600,000        3,312,000
----------------------------------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                                                1,900,000        1,995,002
----------------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                                      2,550,000        2,562,750
----------------------------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc., 10.50% Sr. Nts., 4/1/09                                                          2,000,000        1,660,000
                                                                                                                   ---------------
                                                                                                                       18,125,202

----------------------------------------------------------------------------------------------------------------------------------
MARINE--0.1%
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07 2,3                           726,000          832,178
----------------------------------------------------------------------------------------------------------------------------------
WPO Shipholding Co. LLC, 12% Sr. Sec. Nts., 7/15/05 1,2                                                3,500,000               --
                                                                                                                   ---------------
                                                                                                                          832,178

----------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.6%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                                        2,800,000        2,856,000
----------------------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                                              275,000          259,875
7.50% Sr. Unsec. Nts., 11/1/13                                                                         2,783,000        2,762,128
9.625% Sr. Nts., 12/1/12                                                                               1,800,000        1,971,000
                                                                                                                   ---------------
                                                                                                                        7,849,003

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS--0.7%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                                    $   9,400,000   $    9,094,500
----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts., 11/1/12                                                                    1,339,000        1,422,688
----------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--2.9%
----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.6%
Loral Skynet Corp., 14% Sr. Sec. Nts., 11/21/15 8                                                        572,000          692,120
----------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                                                 9,000,000        8,167,500
----------------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 2                                   3,315,000           49,725
                                                                                                                   ---------------
                                                                                                                        8,909,345

----------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                                                  1,700,000        1,774,375
----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.6%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14                                          3,350,000        3,299,750
----------------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp.:
6.75% Unsec. Sub. Nts., 3/1/13                                                                           920,000          880,900
8.125% Sr. Sub. Nts., 3/1/16                                                                           2,100,000        2,131,500
----------------------------------------------------------------------------------------------------------------------------------
Solectron Corp., 8% Sr. Sub. Nts., 3/15/16 3                                                           1,670,000        1,682,525
                                                                                                                   ---------------
                                                                                                                        7,994,675

----------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts.,12/15/09 1,2 [EUR]                                        3,386,201               --
----------------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 1,2                                       1,521,315               --
----------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 1,2 [EUR]                                                3,250,000               --
                                                                                                                   ---------------
                                                                                                                               --

----------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.9%
DI Finance/DynCorp International LLC, 9.50% Sr. Unsec.
Sub. Nts., Series B, 2/15/13 1                                                                         2,655,000        2,774,475
----------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                                               1,600,000        1,672,000
----------------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13 3                                                                      5,450,000        5,790,625
10.25% Sr. Sub. Nts., 8/15/15 3                                                                        1,940,000        2,051,550
                                                                                                                   ---------------
                                                                                                                       12,288,650

----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.7%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12                                           3,083,000        3,241,004
----------------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc.:
7.75% Sr. Nts., 5/15/13                                                                                4,200,000        3,885,000
9.25% Sr. Unsec. Sub. Nts., 2/15/08                                                                    2,439,000        2,499,975
                                                                                                                   ---------------
                                                                                                                        9,625,979

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

MATERIALS--10.6%
----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--2.6%
AEP Industries, Inc., 7.875% Sr. Unsec. Unsub. Nts., 3/15/13                                       $   1,000,000   $    1,010,000
----------------------------------------------------------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts., 8/1/12                                                                1,800,000        2,034,000
----------------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
10.125% Sr. Unsec. Nts., 9/1/08                                                                          146,000          155,855
10.625% Sr. Unsec. Nts., 5/1/11                                                                        4,000,000        4,350,000
----------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 10.125% Sr. Unsec. Sub. Nts., 7/1/09                              4,085,000        4,207,550
----------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.875% Sr. Sub. Nts., 1/1/15 3,7                                           1,780,000        1,806,700
----------------------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 7                                                                      1,325,000        1,530,375
11.625% Sr. Unsec. Nts., 10/15/10                                                                         95,000          108,063
----------------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc.:
10.875% Sr. Unsec. Nts., 8/1/13                                                                          146,000          167,900
10.875% Sr. Unsec. Nts., Series B, 6/1/08                                                                115,000          126,213
----------------------------------------------------------------------------------------------------------------------------------
Ineos Group Holdings plc, 8.50% Nts., 2/15/16 3                                                        3,155,000        3,013,025
----------------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Unsec. Sub. Nts., 8/15/14                                                   3,000,000        3,135,000
----------------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts., 11/15/14 6                                    1,300,000          949,000
----------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                                                 86,000           89,870
9.50% Sr. Sec. Nts., 12/15/08                                                                            412,000          430,540
9.625% Sr. Sec. Nts., Series A, 5/1/07                                                                 2,050,000        2,126,875
10.50% Sr. Sec. Nts., 6/1/13                                                                           1,150,000        1,279,375
11.125% Sr. Sec. Nts., 7/15/12                                                                         1,000,000        1,102,500
----------------------------------------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Unsec. Sub. Nts., 6/15/08                                            940,000          959,975
----------------------------------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC:
8% Sr. Sec. Nts., 12/15/09 1                                                                           1,550,000        1,604,250
13.50% Sr. Unsec. Sub. Nts., 11/15/10                                                                  1,200,000        1,288,500
----------------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14                                                                          1,000,000        1,010,000
10.625% Sr. Unsec. Sub. Nts., 5/15/11 1                                                                  692,000          762,930
----------------------------------------------------------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox Finance Corp., 9.50% Sr. Nts., 12/1/12 3                                   2,385,000        2,516,175
                                                                                                                   ---------------
                                                                                                                       35,764,671

----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 6                                                 1,845,000        1,356,075
----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--4.2%
Ball Corp., 6.625% Sr. Nts., 3/15/18                                                                   2,350,000        2,344,125
----------------------------------------------------------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15 3                                                       1,920,000        2,001,600
----------------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                                                                          900,000          913,500
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                                                  4,500,000        4,578,750

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

CONTAINERS & PACKAGING Continued
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                            $   3,100,000   $    3,084,500
9.50% Sr. Sub. Nts., 8/15/13                                                                           3,000,000        2,820,000
----------------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                                                     600,000          567,000
8.25% Sr. Unsec. Nts., 10/1/12                                                                         4,237,000        4,178,741
----------------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                                         2,800,000        2,975,000
----------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                                             900,000          942,750
8.25% Sr. Unsec. Nts., 5/15/13                                                                         2,446,000        2,568,300
8.75% Sr. Sec. Nts., 11/15/12                                                                          4,000,000        4,300,000
8.875% Sr. Sec. Nts., 2/15/09                                                                          4,700,000        4,917,375
----------------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 11.625% Sr. Sec. Nts., 6/15/09 2                                                         1,485,737        1,671,454
----------------------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                                             5,425,000        5,126,625
----------------------------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                                                2,000,000        1,980,000
9.25% Sr. Unsec. Nts., 2/1/08                                                                          3,000,000        3,138,750
9.75% Sr. Unsec. Nts., 2/1/11                                                                          4,000,000        4,130,000
----------------------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts., 8/15/12 3                                                       755,000          839,938
----------------------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                                     5,400,000        4,968,000
                                                                                                                   ---------------
                                                                                                                       58,046,408

----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--2.5%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                                         2,096,000        2,130,060
7.875% Sr. Unsec. Nts., 2/15/09                                                                          500,000          505,000
----------------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                                                   3,200,000        3,344,000
----------------------------------------------------------------------------------------------------------------------------------
Gibraltar Industries, Inc., 8% Sr. Sub. Nts., 12/1/15 1                                                2,530,000        2,561,625
----------------------------------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                                                  1,900,000        2,104,250
----------------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 1,2                                 433,000               --
----------------------------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                                                      850,000          930,750
----------------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                                          3,830,000        4,338,831
----------------------------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                                                  2,500,000        2,712,500
----------------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B, 10/15/06 2                           3,000,000        1,575,000
----------------------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                                                 1,738,000        1,911,800
----------------------------------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                                                        850,000          901,000
----------------------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.75% Sr. Nts., 2/15/15 3,7                                                             4,090,000        3,946,850
----------------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09 1                                                      3,550,000        3,780,750
----------------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                                          1,500,000        1,573,125

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

METALS & MINING Continued
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                                           $    1,430,000   $    1,551,550
10.75% Sr. Nts., 8/1/08                                                                                1,299,000        1,435,395
                                                                                                                   ---------------
                                                                                                                       35,302,486

----------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.2%
Abitibi-Consolidated Co. of Canada, 8.375% Sr. Unsec. Sub. Nts., 4/1/15                                2,650,000        2,597,000
----------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                                                         1,250,000        1,262,500
----------------------------------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11                                                        2,200,000        2,222,000
----------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                                    1,000,000        1,012,500
----------------------------------------------------------------------------------------------------------------------------------
Catalyst Paper Corp., 8.625% Sr. Unsec. Nts., Series D, 6/15/11                                          500,000          505,000
----------------------------------------------------------------------------------------------------------------------------------
Domtar, Inc., 7.125% Nts., 8/15/15                                                                     1,150,000        1,023,500
----------------------------------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 2                                             4,700,000        3,055,000
----------------------------------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 3,8 [EUR]                                                      824,750        1,019,468
----------------------------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                                                    1,190,000        1,065,050
----------------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                                                2,200,000        2,090,000
----------------------------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc., 7.75% Sr. Nts., 3/15/12                                                       1,750,000          997,500
                                                                                                                   ---------------
                                                                                                                       16,849,518

----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--7.9%
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.2%
Intelsat Subsidiary Holding Co. Ltd., 8.625% Sr. Nts., 1/15/15                                         3,490,000        3,620,875
----------------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Unsec. Nts., 8/15/14                                                            2,730,000        2,886,975
----------------------------------------------------------------------------------------------------------------------------------
PanAmSat Holding Corp., 0%/10.375% Sr. Unsec. Disc. Nts., 11/1/14 6                                    1,250,000          906,250
----------------------------------------------------------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05 1,2                                                4,000,000          140,000
----------------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc.:
7.25% Unsec. Unsub. Nts., 2/15/11                                                                      1,800,000        1,833,750
7.90% Unsec. Nts., 8/15/10                                                                             4,271,000        4,463,195
----------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Unsec. Sub. Nts., 2/15/11 7                        1,100,000        1,133,000
----------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12 7                                                      6,900,000        7,745,250
----------------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,2                                                           2,250,000               --
----------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts., 2/15/14                              5,375,000        5,791,563
----------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11                                          850,000          897,813
----------------------------------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Unsec. Sub. Nts., 2/15/15                          1,120,000        1,178,800
----------------------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 1,2                                             4,500,000               --
                                                                                                                   ---------------
                                                                                                                       30,597,471

----------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.7%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                                                2,050,000        2,219,125
11% Sr. Unsec. Nts., 7/31/10                                                                             146,000          163,155
12.50% Sr. Unsec. Nts., 2/1/11 1                                                                       2,000,000        2,170,000

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES Continued
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                           $    2,570,000   $    2,801,300
----------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                                                           4,600,000        4,841,500
----------------------------------------------------------------------------------------------------------------------------------
AT&T Corp.:
9.05% Sr. Unsec. Nts., 11/15/11 7                                                                      2,724,000        2,948,068
9.75% Sr. Nts., 11/15/31 7                                                                               300,000          359,294
----------------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 1,2                                         4,749,000               --
----------------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications Corp.,
10.125% Sr. Nts., 6/15/13                                                                              5,950,000        6,530,125
----------------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                                           1,480,000        1,572,500
----------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.85% Sr. Unsec. Nts., 10/15/12 7                                                                        730,000          728,175
8.875% Sr. Nts., 10/1/13                                                                               1,697,000        1,713,970
----------------------------------------------------------------------------------------------------------------------------------
IWO Holdings, Inc., 8.35% Sr. Sec. Nts., 1/15/12 7                                                       710,000          742,838
----------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                                        16,620,000       17,442,773
----------------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts., 7/1/11                                                         2,150,000        2,284,375
----------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
6.375% Sec. Nts., 3/1/14                                                                               3,800,000        3,809,500
7.50% Sec. Nts., 3/15/15                                                                               2,450,000        2,639,875
8% Sr. Sub. Nts., 12/15/12                                                                               850,000          906,313
----------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
9.75% Sr. Sub. Nts., 1/15/10                                                                           6,896,000        7,033,920
9.875% Sr. Nts., 2/1/10                                                                                6,300,000        6,756,750
----------------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 8.50% Sr. Unsec. Nts., Cl. A, 12/1/12                                        2,045,000        2,280,175
----------------------------------------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications Corp., 0%/9.75%
Sr. Disc. Nts., 12/15/11 6                                                                             3,950,000        3,792,000
----------------------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.50% Sr. Unsec. Nts., 6/1/13                                                          851,000          812,705
----------------------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                                                       2,200,000        2,414,500
----------------------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 10% Sr. Sec. Nts., 6/15/12 1                                                         1,500,000        1,689,375
                                                                                                                   ---------------
                                                                                                                       78,652,311

----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--5.1%
----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.6%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 3,9                                                      3,200,000        3,472,000
----------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                                                1,146,000        1,184,678
7.75% Sr. Nts., 8/1/10                                                                                 1,300,000        1,368,250
----------------------------------------------------------------------------------------------------------------------------------
FPL Energy National Wind Power LLC:
5.608% Nts., 3/10/24 3                                                                                 1,701,180        1,638,476
6.125% Nts., 3/25/19 3                                                                                   923,062          899,237
----------------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                                                    8,400,000        9,135,000
----------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.30% Sr. Unsec. Nts., 5/1/11                                          7,650,000        7,956,000
----------------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co. II, Inc.,
7.375% Sr. Sec. Nts., Series B, 9/1/10                                                                 3,000,000        3,105,000

                                                                                                       PRINCIPAL            VALUE
                                                                                                          AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES Continued
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
8.50% Sr. Sec. Nts., 9/1/10                                                                       $    1,400,000   $    1,491,000
----------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                                             396,000          398,475
9.50% Sr. Sec. Nts., 7/15/13                                                                             700,000          704,375
----------------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Nts., 8/15/17 3                                                    4,779,000        4,820,816
                                                                                                                   ---------------
                                                                                                                       36,173,307

----------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.9%
Dynegy Holdings, Inc., 8.375% Sr. Unsec. Nts., 5/1/16 3,4                                                240,000          240,000
----------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
8.50% Sr. Unsec. Nts., 10/1/21                                                                         1,300,000        1,329,250
9.125% Sr. Unsec. Nts., 5/1/31                                                                         2,700,000        2,889,000
----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.:
7.25% Sr. Nts., 2/1/14                                                                                   720,000          733,500
7.375% Sr. Nts., 2/1/16                                                                                7,755,000        7,939,181
                                                                                                                   ---------------
                                                                                                                       13,130,931

----------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                                           1,000,000        1,010,586
----------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.5%
AES Red Oak LLC:
8.54% Sr. Sec. Bonds, Series A, 11/30/19                                                               2,465,305        2,699,509
9.20% Sr. Sec. Bonds, Series B, 11/30/29                                                               1,500,000        1,695,000
----------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                                  1,813,000        1,758,610
8.75% Sr. Nts., 2/15/12                                                                                1,002,000        1,052,100
10.125% Sr. Sec. Nts., 7/15/13 3                                                                       7,450,000        8,544,778
----------------------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                                                      3,262,377        3,477,469
----------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                                      1,630,000        1,613,645
                                                                                                                   ---------------
                                                                                                                       20,841,111

                                                                                                                   ---------------
Total Corporate Bonds and Notes (Cost $1,191,359,612)                                                               1,189,865,656

                                                                                                          SHARES
----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.8%
----------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,10                                                137,443               --
----------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into Dobson
Communications Corp., Cl. A common stock), Non-Vtg. 3                                                      2,657          485,899
----------------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 1,10                                           721               72
----------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 1,10                            15,000               --
----------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,10                                                     3,727               --
----------------------------------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum., Series A, Non-Vtg. 3,10                                                      4,711          944,556

                                                                                                                            VALUE
                                                                                                          SHARES       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS Continued
----------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25% Cum. Jr. Exchangeable, Non-Vtg. 1,8                                      639   $    5,577,387
----------------------------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg. 1,10                                                                 160              306
----------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 1,10                                                  855        1,043,100
----------------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 1                                          26,250        3,839,063
                                                                                                                   ---------------
Total Preferred Stocks (Cost $17,875,408)                                                                              11,890,383

----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--3.7%
----------------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc. 10                                                                            6,820          226,151
----------------------------------------------------------------------------------------------------------------------------------
Allegheny Technologies, Inc.                                                                               5,090          311,406
----------------------------------------------------------------------------------------------------------------------------------
American Stock Exchange Basic Industries SPDR                                                             35,000        1,132,250
----------------------------------------------------------------------------------------------------------------------------------
American Tower Corp. 10                                                                                   69,066        2,094,081
----------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                                                   2,740          276,767
----------------------------------------------------------------------------------------------------------------------------------
Aon Corp.                                                                                                  7,000          290,570
----------------------------------------------------------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                                                                 8,790          295,784
----------------------------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                                              4,290          304,933
----------------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. 1,10                                                                                   15,987          159,870
----------------------------------------------------------------------------------------------------------------------------------
Avaya, Inc. 10                                                                                            25,140          284,082
----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                                              2,130          295,431
----------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 10                                                                                   5,750          248,170
----------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                                         3,580          298,321
----------------------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                                                 3,120          286,759
----------------------------------------------------------------------------------------------------------------------------------
CA, Inc.                                                                                                  10,460          284,617
----------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                                          3,750          269,288
----------------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 1,10                                                                     15,012               --
----------------------------------------------------------------------------------------------------------------------------------
Centex Corp.                                                                                               4,184          259,366
----------------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 10                                                         19,200          941,184
----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                                   25,000          785,250
----------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                                2,900          276,776
----------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                                                            5,200          278,304
----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                            1,339           63,241
----------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. 10                                                                                       20,000          259,000
----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 10                                                                                   30,000          784,800
----------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                             4,512          284,933
----------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                                8,100          297,270
----------------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 10                                                                      132,227          255,198
----------------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                              2,600          273,260

                                                                                                                            VALUE
                                                                                                          SHARES       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS Continued
----------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                                          8,410    $     279,380
----------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 10                                                                    131,073        1,051,205
----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co. (The)                                                                                    45,000        1,827,000
----------------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                                         10,000          291,500
----------------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 10                                                                                10,990          296,510
----------------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                                                        444           28,309
----------------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B                                                                               1,497           95,494
----------------------------------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                                                       5,600          286,608
----------------------------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                                            110,000        1,325,500
----------------------------------------------------------------------------------------------------------------------------------
Energy Select Sector SPDR Fund                                                                            21,600        1,173,528
----------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                              10,000          529,000
----------------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 10                                                                                   3,230          283,917
----------------------------------------------------------------------------------------------------------------------------------
Financial Select Sector SPDR Fund                                                                         35,900        1,168,545
----------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                                                             5,250          313,793
----------------------------------------------------------------------------------------------------------------------------------
Globix Corp. 10                                                                                           45,871          126,604
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                                            1,990          312,350
----------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                                              3,400          273,870
----------------------------------------------------------------------------------------------------------------------------------
Health Care Select Sector SPDR Fund                                                                       10,000          319,800
----------------------------------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,10                                                                        66,667               --
----------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp. 1,10                                                                                       54,796        1,004,685
----------------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 10                                                                 79,703          450,322
----------------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. 10                                                                                             23,291        1,094,677
----------------------------------------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                                                                      4,800          268,512
----------------------------------------------------------------------------------------------------------------------------------
KB Home                                                                                                    4,250          276,165
----------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 10                                                                      13,600          592,824
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                             1,930          278,943
----------------------------------------------------------------------------------------------------------------------------------
Lennar Corp., Cl. A                                                                                        4,800          289,824
----------------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                                                            30,285          619,934
----------------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 10                                                                         30,285          598,129
----------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                                     5,100          278,409
----------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. 10                                                                   35,710        1,023,092
----------------------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                                                   10,000          272,000
----------------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 10                                                                         80,836        3,271,433
----------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                                  6,325          576,524
----------------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                                         3,883          295,768
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                               3,600          283,536
----------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                                     5,500          297,385
----------------------------------------------------------------------------------------------------------------------------------
NOVA Chemicals Corp. 11                                                                                   15,000          427,500

                                                                                                                            VALUE
                                                                                                          SHARES       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS Continued
----------------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 10                                                                                           29,640   $      227,635
----------------------------------------------------------------------------------------------------------------------------------
NTL, Inc. 10                                                                                             271,778        7,911,458
----------------------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                                3,200          335,328
----------------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp. 10                                                                                            5,710          326,955
----------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                                 2,990          277,024
----------------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 10                                                                                 10,765          170,302
----------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                                         4,000          322,120
----------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                         4,000          269,240
----------------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 10                                                                             16,249          437,098
----------------------------------------------------------------------------------------------------------------------------------
Prandium, Inc. 1,10,12                                                                                   323,326            3,233
----------------------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 1,10                                                                               288,828               --
----------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                                                 3,700          280,497
----------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc.                                                                                    2,700          284,850
----------------------------------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                                                        6,300          282,114
----------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 10                                                                                6,023           61,736
----------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 10                                                                                 50,000          256,500
----------------------------------------------------------------------------------------------------------------------------------
Technology Select Sector SPDR Fund                                                                        50,000        1,108,000
----------------------------------------------------------------------------------------------------------------------------------
Teco Energy, Inc.                                                                                         50,000          806,000
----------------------------------------------------------------------------------------------------------------------------------
Tellabs, Inc. 10                                                                                          19,000          302,100
----------------------------------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 10                                                                                   50,000           50,000
----------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                                  5,280          236,333
----------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                                  4,850          294,298
----------------------------------------------------------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund                                                                         36,100        1,114,407
----------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                                        4,980          297,704
----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                              11,696          398,366
----------------------------------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 10                                                                          14,411               72
----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                                    6,600          281,292
----------------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 10                                                                        395,470          744,988
----------------------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 1,10                                                                                       8,794               88
----------------------------------------------------------------------------------------------------------------------------------
XO Holdings, Inc. 10                                                                                      14,787           58,409
                                                                                                                   ---------------
Total Common Stocks (Cost $52,868,024)                                                                                 51,137,784
                                                                                                           UNITS
----------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
----------------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 10                                                                     2,000               --
----------------------------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,10                                                                     3,300               --
----------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 1,10                                                          2,320               --
----------------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 1,10                                                    3,450               --
----------------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 1,10                                                                  6,000               --

                                                                                                                            VALUE
                                                                                                           UNITS       SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

RIGHTS, WARRANTS AND CERTIFICATES Continued
----------------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 1,10                                                                                         19,990   $          100
Exp. 5/16/06 1,10                                                                                             30               --
----------------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1,10                                                                         3,600               --
----------------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08  3,10                                                 1,390               --
----------------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,10                                                                       5,000               --
----------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 10                                                              100,000           31,000
----------------------------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp. 6/1/06 1,10                                                                   3,500               35
----------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 1,10                                                          9,778                3
----------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
Series A Wts., Exp. 1/16/10 10                                                                            29,581           13,311
Series B Wts., Exp. 1/16/10 10                                                                            22,185            6,877
Series C Wts., Exp. 1/16/10 10                                                                            22,185            5,524
                                                                                                                   ---------------
Total Rights, Warrants and Certificates (Cost $349,158)                                                                    56,850
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--1.1%
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield Targeted Return
Index Securities, Series 2005-1, 7.651%, 6/15/15 1,5  (Cost $16,136,975)                           $  15,621,951       16,108,263

----------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--7.8%
----------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 71.64% in repurchase agreement
(Principal Amount/Value $150,621,000, with a maturity
value of $150,677,483) with DB Alex Brown LLC, 4.50%,
dated 3/31/06, to be repurchased at $107,946,465 on
4/3/06, collateralized by U.S. Treasury Bonds, 4.50%,
2/15/16 with a value of $153,696,194 (Cost $107,906,000)                                             107,906,000      107,906,000

----------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments
Purchased with Cash Collateral from Securities Loaned)
(Cost $1,392,059,039)                                                                                               1,380,306,144

----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.0%
----------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.04% in joint repurchase agreement
(Principal Amount/Value $1,000,000,000, with a maturity
value of $1,000,407,917) with Bank of America NA, 4.895%,
dated 3/31/06, to be repurchased at $435,177 on 4/3/06,
collateralized by U.S. Agency Mortgages, 5.50%, 12/1/34,
with a value of $1,020,000,001 13 (Cost $435,000)                                                        435,000          435,000

----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,392,494,039)                                                           99.5%   1,380,741,144
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                              0.5        6,316,761
                                                                                                  --------------------------------
NET ASSETS                                                                                                 100.0%  $1,387,057,905
                                                                                                  ================================

                      34 | OPPENHEIMER CHAMPION INCOME FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR   Euro
GBP   British Pound Sterling

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2006 was $71,488,096, which represents
5.15% of the Fund's net assets, of which $1,007,918 is considered restricted.
See Note 7 of accompanying Notes.

2. Issue is in default. Non-income producing. See Note 1 of accompanying Notes.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $184,004,628 or 13.27% of the Fund's net assets as of March 31, 2006.

4. When-issued security or forward commitment to be delivered and settled after
March 31, 2006. See Note 1 of accompanying Notes.

5. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. Represents the current interest rate for a variable or increasing rate security.

8. Interest or dividend is paid-in-kind.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $1,437,625. See Note 6 of accompanying Notes.

10. Non-income producing security.

11. Partial or fully-loaned security. See Note 8 of accompanying Notes.

12. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                          SHARES                                  SHARES
                   SEPTEMBER 30,        GROSS         GROSS    MARCH 31,         VALUE    DIVIDEND
                            2005    ADDITIONS    REDUCTIONS         2006    SEE NOTE 1      INCOME
--------------------------------------------------------------------------------------------------

Prandium, Inc.           323,326           --            --      323,326    $    3,233    $     --

13. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      35 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

March 31, 2006
------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------

Investments, at value (including securities loaned of approximately $427,500)--
see accompanying statement of investments:
Unaffiliated companies (cost $1,388,690,739)                                           $1,380,737,911
Affiliated companies (cost $3,803,300)                                                          3,233
                                                                                       ---------------
                                                                                        1,380,741,144
------------------------------------------------------------------------------------------------------
Cash                                                                                        5,532,496
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                 23,493,444
Investments sold (including $3,603,663 sold on a when-issued basis or forward
commitment)                                                                                14,633,394
Shares of beneficial interest sold                                                            906,835
Futures margins                                                                                47,880
Other                                                                                          43,103
                                                                                       ---------------
Total assets                                                                            1,425,398,296

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                    435,000
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $29,397,749 purchased on a when-issued basis
or forward commitment)                                                                     30,750,213
Shares of beneficial interest redeemed                                                      4,329,051
Dividends                                                                                   1,542,836
Distribution and service plan fees                                                            857,922
Transfer and shareholder servicing agent fees                                                 248,318
Shareholder communications                                                                    110,453
Trustees' compensation                                                                         37,114
Other                                                                                          29,484
                                                                                       ---------------
Total liabilities                                                                          38,340,391

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $1,387,057,905
                                                                                       ===============

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                             $      147,606
------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                              1,824,251,816
------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                            (4,530,729)
------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions           (420,877,150)
------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                         (11,933,638)
                                                                                       ---------------
NET ASSETS                                                                             $1,387,057,905
                                                                                       ===============

                      36 | OPPENHEIMER CHAMPION INCOME FUND

------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets
of $913,529,058 and 97,180,580 shares of beneficial interest outstanding)              $         9.40
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                            $         9.87
------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $243,174,600 and 25,898,889 shares of beneficial interest outstanding)              $         9.39
------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $199,393,243 and 21,234,540 shares of beneficial interest outstanding)              $         9.39
------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $30,961,004 and 3,292,397 shares of beneficial interest outstanding)                $         9.40

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      37 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2006
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------

Interest                                                                               $   55,019,684
------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $529)                                        1,228,305
------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                            219
                                                                                       ---------------
Total investment income                                                                    56,248,208

------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------
Management fees                                                                             4,343,237
------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                     1,123,153
Class B                                                                                     1,331,987
Class C                                                                                     1,028,479
Class N                                                                                        74,610
------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                     1,003,879
Class B                                                                                       286,031
Class C                                                                                       213,537
Class N                                                                                        65,930
------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                        90,973
Class B                                                                                        33,397
Class C                                                                                        22,348
Class N                                                                                         2,039
------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                          8,224
------------------------------------------------------------------------------------------------------
Administration service fees                                                                       750
------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                       436
------------------------------------------------------------------------------------------------------
Other                                                                                          43,173
                                                                                       ---------------
Total expenses                                                                              9,672,183
Less waivers and reimbursements of expenses                                                   (12,978)
                                                                                       ---------------
Net expenses                                                                                9,659,205

------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                      46,589,003

------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
------------------------------------------------------------------------------------------------------

Net realized gain on:
Investments                                                                            $   12,749,770
Closing and expiration of futures contracts                                                   166,133
Foreign currency transactions                                                                 536,660
                                                                                       ---------------
Net realized gain                                                                          13,452,563
------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investments                                                                               (13,993,449)
Translation of assets and liabilities denominated in foreign currencies                      (502,303)
Futures contracts                                                                            (174,197)
                                                                                       ---------------
Net change in unrealized depreciation                                                     (14,669,949)

------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $   45,371,617
                                                                                       ===============

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS                  YEAR
                                                                          ENDED                 ENDED
                                                                 MARCH 31, 2006         SEPTEMBER 30,
                                                                    (UNAUDITED)                  2005
------------------------------------------------------------------------------------------------------

OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                            $   46,589,003        $  101,101,785
------------------------------------------------------------------------------------------------------
Net realized gain                                                    13,452,563            33,093,674
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                (14,669,949)          (49,017,251)
                                                                 -------------------------------------
Net increase in net assets resulting from operations                 45,371,617            85,178,208

------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                             (31,296,670)          (64,721,997)
Class B                                                              (8,080,190)          (20,887,065)
Class C                                                              (6,256,878)          (13,686,675)
Class N                                                                (968,041)           (1,853,700)

------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                             (22,798,062)          (56,369,214)
Class B                                                             (53,483,064)         (125,249,481)
Class C                                                             (19,230,630)          (25,083,758)
Class N                                                                 477,757             1,866,894

------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
Total decrease                                                      (96,264,161)         (220,806,788)
------------------------------------------------------------------------------------------------------
Beginning of period                                               1,483,322,066         1,704,128,854
                                                                 -------------------------------------
End of period (including accumulated net investment loss
of $4,530,729 and $4,517,953, respectively)                      $1,387,057,905        $1,483,322,066
                                                                 =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS YEAR ENDED
                                            MARCH 31, 2006                                                           SEPT. 30,
CLASS A                                    (UNAUDITED)          2005           2004           2003          2002          2001
----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     9.40     $    9.50     $     9.17      $    8.05     $    9.00     $   11.00
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .32 1         .62 1          .69            .78           .77          1.03
Net realized and unrealized gain (loss)             --          (.09)           .33           1.12          (.95)        (1.97)
                                            --------------------------------------------------------------------------------------
Total from investment operations                   .32           .53           1.02           1.90          (.18)         (.94)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income              (.32)         (.63)          (.69)          (.78)         (.77)        (1.06)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     9.40     $    9.40     $     9.50      $    9.17     $    8.05     $    9.00
                                            ======================================================================================

--------------------------------------------------------------------------------------------------------------------------- -------
TOTAL RETURN, AT NET ASSET VALUE 2                3.44%         5.65%         11.40%         24.62%        (2.49)%       (9.19)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  913,529     $ 936,925     $1,003,748      $ 876,600     $ 659,017     $ 670,207
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  920,394     $ 992,935     $  953,063      $ 783,469     $ 718,443     $ 696,332
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             6.82%         6.52%          7.28%          8.98%         8.57%        10.14%
Total expenses                                    1.10%         1.08% 4        1.07% 4,5      1.08% 4       1.14% 4       1.07% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             31%           53%            58%            68%           62%           47%

1.  Per share amounts calculated based on the average shares outstanding during the period.

2.  Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
    Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3.  Annualized for periods of less than one full year.

4.  Reduction to custodian expenses less than 0.01%.

5.  Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                            SIX MONTHS                                                                    YEAR
                                                 ENDED                                                                   ENDED
                                        MARCH 31, 2006                                                               SEPT. 30,
CLASS B                                     (UNAUDITED)         2005          2004            2003          2002          2001
----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     9.39     $    9.49     $    9.16       $    8.04     $    8.99     $   10.98
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .28 1         .55 1         .61             .71           .70           .96
Net realized and unrealized gain (loss)             --          (.10)          .34            1.12          (.95)        (1.97)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   .28           .45           .95            1.83          (.25)        (1.01)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income              (.28)         (.55)         (.62)           (.71)         (.70)         (.98)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     9.39     $    9.39     $    9.49       $    9.16     $    8.04     $    8.99
                                            ======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                3.06%         4.87%        10.58%          23.71%        (3.23)%       (9.81)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  243,175     $ 297,056     $ 425,072       $ 479,887     $ 432,009     $ 515,270
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  267,047     $ 362,813     $ 463,835       $ 449,354     $ 508,625     $ 540,165
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             6.07%         5.75%         6.57%           8.27%         7.85%         9.40%
Total expenses                                    1.86%         1.82% 4       1.81% 4,5       1.84% 4       1.89% 4       1.82% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             31%           53%           58%             68%           62%           47%

1.    Per share amounts calculated based on the average shares outstanding during the period.

2.    Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
      Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3.    Annualized for periods of less than one full year.

4.    Reduction to custodian expenses less than 0.01%.

5.    Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                            SIX MONTHS                                                                    YEAR
                                                 ENDED                                                                   ENDED
                                        MARCH 31, 2006                                                               SEPT. 30,
CLASS C                                    (UNAUDITED)          2005           2004           2003          2002          2001
----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     9.39     $    9.49     $     9.16      $    8.04     $    8.99     $   10.98
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .28 1         .55 1          .62            .71           .70           .96
Net realized and unrealized gain (loss)             --          (.10)           .33           1.12          (.95)        (1.97)
                                            --------------------------------------------------------------------------------------
Total from investment operations                   .28           .45            .95           1.83          (.25)        (1.01)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income              (.28)         (.55)          (.62)          (.71)         (.70)         (.98)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     9.39     $    9.39     $     9.49      $    9.16     $    8.04     $    8.99
                                            ======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                3.06%         4.86%         10.59%         23.71%        (3.23)%       (9.82)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  199,393     $ 218,850     $  246,301      $ 240,077     $ 180,131     $ 192,898
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  206,445     $ 237,000     $  249,356      $ 208,876     $ 200,233     $ 208,439
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             6.08%         5.77%          6.55%          8.23%         7.83%         9.40%
Total expenses                                    1.85%         1.82% 4        1.82% 4,5      1.84% 4       1.89% 4       1.82% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             31%           53%            58%            68%           62%           47%

1.    Per share amounts calculated based on the average shares outstanding during the period.

2.  Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
    Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3.  Annualized for periods of less than one full year.

4.  Reduction to custodian expenses less than 0.01%.

5.  Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                            SIX MONTHS                                                                    YEAR
                                                 ENDED                                                                   ENDED
                                        MARCH 31, 2006                                                               SEPT. 30,
CLASS N                                     (UNAUDITED)         2005           2004           2003          2002          2001 1
--------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $     9.41     $    9.51     $     9.17      $    8.05     $    9.00     $   10.75
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
Net investment income                              .30 2         .58 2          .67            .75           .73           .57
Net realized and unrealized gain (loss)           (.01)         (.09)           .32           1.11          (.93)        (1.75)
                                            ------------------------------------------------------------------------------------

Total from investment operations                   .29           .49            .99           1.86          (.20)        (1.18)
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net investment income              (.30)         (.59)          (.65)          (.74)         (.75)         (.57)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     9.40     $    9.41     $     9.51      $    9.17     $    8.05     $    9.00
                                            ====================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                3.14%         5.23%         11.07%         24.10%        (2.71)%      (11.29)%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   30,961     $  30,491     $   29,008      $  13,658     $   6,126     $   1,017
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   30,184     $  30,252     $   22,249      $   9,534     $   3,398     $     330
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                             6.43%         6.12%          6.78%          8.47%         8.04%         9.72%
Total expenses                                    1.57%         1.55%          1.54%          1.71%         1.36%         1.07%
Expenses after payments and waivers
and reduction to custodian expenses               1.48%         1.48%          1.48%          1.50%         1.36%         1.07%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             31%           53%            58%            68%           62%           47%

1.  For the period from March 1, 2001 (inception of offering) to September 30,
    2001.

2.  Per share amounts calculated based on the average shares outstanding during the period.

3.  Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
    Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4.  Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Champion Income Fund (the Fund) is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
The Fund's investment objective is to seek a high level of current income by investing in a diversified portfolio of high-yield, lower-rated, fixed-income securities that the Fund's investment Manager, OppenheimerFunds, Inc. (the
Manager), believes do not involve undue risk. The Fund's secondary objective is to seek capital growth when consistent with its primary objective. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone.
Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B,
C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed
(either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National
Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked"
prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange.
Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities

 NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities
(including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of March 31, 2006, the market value of these securities comprised 1.1% of the Fund's net assets and resulted in unrealized cumulative losses of $28,712.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date.
Normally the settlement date occurs within six months after the trade date;
however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2006, the Fund had purchased $29,397,749 of securities issued on a when-issued basis or forward commitment and sold
$3,603,663 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2006, securities with an aggregate market value of $13,135,982, representing 0.95% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in
U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New
York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the
Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of March 31, 2006, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $412,850,329 expiring by
2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of
March 31, 2006, it is estimated that the Fund will utilize $13,452,563 of capital loss carryforward to offset realized capital gains. During the year ended September 30, 2005, the Fund utilized $17,433,702 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of September 30, 2005, the Fund had available for federal income tax purposes capital loss carryforwards as follows:

                         EXPIRING
                         ------------------------------
                         2008             $   2,190,148
                         2009                30,381,616
                         2010                94,306,197
                         2011               235,839,091
                         2012                63,585,840
                                          -------------
                         Total            $ 426,302,892
                                          =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the
Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the
Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the

Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At March 31, 2006, the Fund had $770 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            SIX MONTHS ENDED MARCH 31, 2006       YEAR ENDED SEPTEMBER 30, 2005
                                  SHARES             AMOUNT            SHARES            AMOUNT
--------------------------------------------------------------------------------------------------

CLASS A
Sold                          11,072,276      $ 103,468,758        24,627,065     $ 235,353,302
Dividends and/or
distributions reinvested       2,547,489         23,822,750         5,248,018        50,011,508
Redeemed                     (16,066,694)      (150,089,570) 1    (35,858,021)     (341,734,024) 2
                            ----------------------------------------------------------------------
Net decrease                  (2,446,929)     $ (22,798,062)       (5,982,938)    $ (56,369,214)
                            ======================================================================

--------------------------------------------------------------------------------------------------
CLASS B
Sold                           1,383,288      $  12,903,972         2,850,533     $  27,211,982
Dividends and/or
distributions reinvested         602,867          5,629,232         1,502,236        14,305,437
Redeemed                      (7,710,782)       (72,016,268) 1    (17,506,366)     (166,766,900) 2
                            ----------------------------------------------------------------------
Net decrease                  (5,724,627)     $ (53,483,064)      (13,153,597)    $(125,249,481)
                            ======================================================================

--------------------------------------------------------------------------------------------------
CLASS C
Sold                           1,326,943      $  12,380,045         3,564,757     $  34,027,468
Dividends and/or
distributions reinvested         466,066          4,353,299           992,150         9,443,866
Redeemed                      (3,855,188)       (35,963,974) 1     (7,204,308)      (68,555,092) 2
                            ----------------------------------------------------------------------
Net decrease                  (2,062,179)     $ (19,230,630)       (2,647,401)    $ (25,083,758)
                            ======================================================================

--------------------------------------------------------------------------------------------------
CLASS N
Sold                             685,581      $   6,417,978         1,157,531     $  11,075,703
Dividends and/or
distributions reinvested          99,314            929,070           188,577         1,796,398
Redeemed                        (733,506)        (6,869,291) 1     (1,156,093)      (11,005,207) 2
                            ----------------------------------------------------------------------
Net increase                      51,389      $     477,757           190,015     $   1,866,894
                            ======================================================================

1. Net of redemption fees of $8,263, $2,397, $1,853 and $271 for Class A, Class
B, Class C and Class N, respectively.

2. Net of redemption fees of $29,150, $10,651, $6,958 and $888 for Class A,
Class B, Class C and Class N, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2006, were as follows:

                                         PURCHASES             SALES
          ----------------------------------------------------------
          Investment securities       $388,140,741      $506,647,702

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Effective January 1, 2006 management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.70% of the first $250 million of average annual net assets of the Fund, 0.65% of the next $250 million, 0.60% of the next $500 million, 0.55% of the

next $500 million, and 0.50% of average annual net assets in excess of $1.5 billion. Prior to January 1, 2006 the Fund provided for a fee at an annual rate of of 0.70% of the first $250 million of average annual net assets of the Fund,
0.65% of the next $250 million, 0.60% of the next $500 million, and 0.55% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the six months ended March 31, 2006, the Fund paid
$1,594,978 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and
Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or
Class N plan is terminated by the Fund or by the shareholders of a class, the
Board of Trustees and its independent trustees must determine whether the
Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2006 for Class B, Class C and
Class N shares were $20,551,514, $8,502,402 and $492,144, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of
Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                       CLASS A         CLASS B         CLASS C         CLASS N
                       CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                     FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                 SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS         RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED              DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-----------------------------------------------------------------------------------------------

March 31, 2006      $  190,574       $   1,262      $  350,614       $   6,823       $  11,230
-----------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended March 31, 2006,
OFS waived $12,978 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates.
Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of
Operations.

      As of March 31, 2006, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices
(financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities.
Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The
Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2006, the Fund had outstanding futures contracts as follows:

                               EXPIRATION   NUMBER OF   VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION                 DATE   CONTRACTS    MARCH 31, 2006   DEPRECIATION
---------------------------------------------------------------------------------------

CONTRACTS TO SELL
Standard & Poor's 500 E-Mini      6/16/06         228     $  14,857,620     $  155,910

--------------------------------------------------------------------------------
7. ILLIQUID OR RESTRICTED SECURITIES

As of March 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the
Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation.
Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. ILLIQUID OR RESTRICTED SECURITIES Continued

                                                                     UNREALIZED
                    ACQUISITION                 VALUATION AS OF    APPRECIATION
SECURITY                  DATES          COST    MARCH 31, 2006   (DEPRECIATION)
--------------------------------------------------------------------------------
Huntsman Corp.          7/15/04   $   370,299     $   1,004,685   $     634,386
Prandium, Inc.  3/19/99-7/18/02     3,803,300             3,233      (3,800,067)
                                  ----------------------------------------------
                                  $ 4,173,599     $   1,007,918   $  (3,165,681)
                                  ==============================================

--------------------------------------------------------------------------------
8. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S.
Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral.
Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2006, the Fund had on loan securities valued at $427,500. Collateral of $435,000 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
9. LITIGATION

A complaint was filed as a putative class action against the Manager and the
Transfer Agent (and other defendants) in the U.S. District Court for the
Southern District of New York on January 10, 2005 and was amended on March 4,
2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment
Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

September 2005 Financials

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER CHAMPION INCOME FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Champion Income Fund, including the statement of investments, as of
September 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Champion Income Fund as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
November 18, 2005

STATEMENT OF INVESTMENTS  September 30, 2005
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--0.5%
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 1                                       $  2,000,000     $       350,000
------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I, Cl. ECFD,
8.75%, 1/25/29 1                                                                            437,665             118,169
------------------------------------------------------------------------------------------------------------------------
Norse CBO Ltd., Collateralized Bond Obligations, Series 1A, Cl. C2,
9.342% Sub. Bonds, 8/13/10 1                                                              7,500,000           6,487,500
                                                                                                        ----------------
Total Asset-Backed Securities (Cost $9,468,985)                                                               6,955,669

------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--0.1%
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through
Certificates, Series 1997-XL1, Cl. G, 7.695%, 10/3/30 (Cost $1,176,874)                   1,200,000             879,042

------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--87.3%
------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--27.1%
------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--2.1%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10             2,600,000           2,522,000
------------------------------------------------------------------------------------------------------------------------
Dana Corp., 10.125% Nts., 3/15/10                                                         2,000,000           2,060,000
------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                                                        3,743,902           3,350,793
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                                   500,000             350,000
------------------------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 2                                              2,400,000           1,788,000
------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                                      4,600,000           4,473,500
9% Sr. Nts., 7/1/15 3                                                                     3,750,000           3,712,500
------------------------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts., 11/1/13                   900,000             900,000
------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                 1,900,000           2,023,500
------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                                     2,900,000           2,936,250
10.25% Sr. Sec. Nts., Series B, 7/15/13                                                   2,400,000           2,694,000
------------------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                                    1,350,000           1,350,000
------------------------------------------------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                                                               1,800,000           1,570,500
8.25% Sr. Unsec. Nts., 8/1/10                                                             1,000,000             955,000
                                                                                                        ----------------
                                                                                                             30,686,043

------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.2%
Ford Motor Credit Co.:
5.625% Nts., 10/1/08                                                                      5,850,000           5,531,742
5.80% Sr. Unsec. Nts., 1/12/09                                                            1,100,000           1,027,133
7.375% Nts., 10/28/09                                                                     1,300,000           1,256,810

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

AUTOMOBILES Continued
General Motors Acceptance Corp.:
5.125% Nts., 5/9/08                                                                    $  3,200,000     $     2,980,618
5.85% Sr. Unsec. Unsub. Nts., 1/14/09                                                     4,200,000           3,913,804
6.875% Nts., 9/15/11                                                                      2,850,000           2,595,455
7.25% Nts., 3/2/11                                                                        1,100,000           1,023,983
                                                                                                        ----------------
                                                                                                             18,329,545

------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Alderwoods Group, Inc., 7.75% Sr. Nts., 9/15/12                                           3,000,000           3,165,000
------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--7.0%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                                          1,675,000           1,649,875
------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                             1,900,000           2,028,250
------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                           2,900,000           3,139,250
------------------------------------------------------------------------------------------------------------------------
Carrols Corp., 9% Sr. Sub. Nts., 1/15/13 3                                                  770,000             785,400
------------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 3                                                  620,000             628,525
------------------------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                        1,931,000           2,037,205
------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                                          1,400,000           1,477,000
------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                                          2,000,000           2,057,500
------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                           3,650,000           3,517,688
9% Sr. Sub. Nts., 3/15/12                                                                 2,400,000           2,556,000
------------------------------------------------------------------------------------------------------------------------
Kerzner International Ltd., 6.75% Sr. Sub. Nts., 10/1/15 3                                2,430,000           2,366,213
------------------------------------------------------------------------------------------------------------------------
La Quinta Properties, Inc., 7% Sr. Sec. Nts., 8/15/12                                     1,800,000           1,858,500
------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                                             1,041,000           1,152,908
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                             4,000,000           4,320,000
------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
5.875% Sr. Nts., 2/27/14                                                                  2,200,000           2,101,000
6.625% Sr. Nts., 7/15/15 3                                                                1,000,000             993,750
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                       5,350,000           5,778,000
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                        1,000,000           1,070,000
------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                                      1,250,000           1,250,000
6.375% Sr. Sub. Nts., 7/15/09                                                             1,200,000           1,206,000
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                                      1,750,000           1,793,750
8% Sr. Sub. Nts., 4/1/12                                                                  4,100,000           4,346,000
------------------------------------------------------------------------------------------------------------------------
NCL Corp., 11.625% Sr. Nts., 7/15/14 3,4                                                  2,250,000           2,385,000
------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                                                             4,500,000           4,916,250
9.375% Sr. Unsec. Sub. Nts., 2/15/07                                                      3,350,000           3,542,625
------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                                        1,245,000           1,226,325
6.875% Sr. Sub. Nts., 12/1/11                                                             1,500,000           1,515,000
8.875% Sr. Sub. Nts., 3/15/10                                                             2,200,000           2,332,000

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE Continued
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                      $  4,500,000     $     4,522,500
------------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 2,3                                            3,900,000                  --
------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub. Nts., 2/2/11                               2,000,000           2,255,000
------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                                            2,300,000           2,288,500
9.625% Sr. Nts., 6/1/14                                                                     896,000             887,040
9.75% Sr. Nts., 4/15/13                                                                   1,900,000           1,881,000
------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12                    5,150,000           5,639,250
------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                        8,150,000           8,190,750
6.875% Sr. Sub. Nts., 3/1/16 3                                                            1,230,000           1,253,063
------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                         2,700,000           3,064,500
------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                          2,700,000           2,706,750
------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14                     7,900,000           7,593,875
                                                                                                        ----------------
                                                                                                            104,312,242

------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.1%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                          2,800,000           2,968,000
------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875% Sr. Sub. Nts., 8/1/12                                                2,100,000           2,247,000
------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
9.375% Sr. Unsec. Sub. Nts., 3/15/11                                                        400,000             425,942
9.75% Sr. Sub. Nts., 9/15/10                                                                600,000             685,815
------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                                       2,500,000           2,559,375
8.875% Sr. Sub. Nts., 4/1/12                                                              1,600,000           1,696,000
------------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                            1,550,000           1,655,313
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                       1,950,000           2,073,685
------------------------------------------------------------------------------------------------------------------------
Meritage Homes Corp., 6.25% Sr. Unsec. Nts., 3/15/15                                      3,615,000           3,325,800
------------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                          1,700,000           1,717,000
------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp.:
7.75% Sr. Nts., 3/15/13                                                                   1,300,000           1,316,250
9.25% Sr. Sub. Nts., 4/15/12                                                              2,000,000           2,150,000
------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                  1,500,000           1,597,500
------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc.:
9.125% Sr. Sub. Nts., 5/1/12                                                              1,900,000           1,966,500
10.625% Sr. Unsec. Sub. Nts., 2/15/11                                                     1,800,000           1,921,500
------------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                         2,500,000           2,706,250
                                                                                                        ----------------
                                                                                                             31,011,930

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS--0.2%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                 $  1,130,000     $     1,146,950
------------------------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12                                     1,700,000           1,870,000
                                                                                                        ----------------
                                                                                                              3,016,950

------------------------------------------------------------------------------------------------------------------------
MEDIA--11.2%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 2                                                          1,740,000           1,270,200
8.125% Sr. Nts., Series B, 7/15/03 2                                                      2,870,000           2,152,500
10.25% Sr. Unsec. Sub. Nts., 6/15/11 2                                                    1,300,000             994,500
10.875% Sr. Unsec. Nts., 10/1/10 2                                                        2,700,000           2,025,000
------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                       1,500,000           1,496,250
------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                                           2,100,000           1,858,500
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                                        4,059,000           3,876,345
------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                      3,450,000           3,070,500
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                               450,000             439,875
------------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                                  1,500,000           1,597,500
------------------------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., 7.50% Sr. Sub. Nts., 2/15/14                                       2,100,000           1,832,250
------------------------------------------------------------------------------------------------------------------------
CBD Media LLC/CBD Finance, Inc., 8.625% Sr. Sub. Nts., 6/1/11                               700,000             726,250
------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings I LLC, 0%/11.75% Sr. Unsec.
Unsub. Nts., 5/15/14 3,5                                                                  5,300,000           3,816,000
------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp., 8.375% Sr. Nts., Second Lien, 4/30/14 3                          15,900,000          16,059,000
------------------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                       1,400,000           1,452,500
------------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 5                                 4,800,000           3,384,000
------------------------------------------------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                                    1,800,000           1,937,250
------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                       3,535,000           3,490,813
------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec.
Nts., 11/15/09                                                                            3,500,000           3,823,750
------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
5.875% Sr. Nts., 11/15/11                                                                 2,000,000           1,990,000
8.50% Sr. Nts., 8/15/10                                                                   2,200,000           2,337,500
9.875% Sr. Sub. Nts., 8/15/13                                                             3,613,000           4,005,914
------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 8% Unsec. Nts., 11/15/13                                                12,100,000          12,493,250
------------------------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 8.375% Sr. Unsec.
Nts., 3/15/13                                                                             5,026,000           5,509,753
------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                                          11,550,000          11,492,250
9.125% Sr. Nts., 1/15/09                                                                  4,991,000           5,265,505
------------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                                 2,400,000           2,403,000
------------------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub. Nts., 3/1/14            1,500,000           1,556,250
------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                                  3,246,000           2,986,320

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

MEDIA--11.2%
Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11                                   $  1,750,000     $     1,903,125
------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Sub. Nts., 8/15/15 3                                                           3,667,000           3,749,508
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                                        1,000,000           1,050,000
------------------------------------------------------------------------------------------------------------------------
Liberty Media Group, 8.50% Debs., 7/15/29                                                 1,300,000           1,265,224
------------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                        2,525,000           2,405,063
------------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13                               1,350,000           1,485,000
------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 8.50% Sr. Nts., 10/15/15 3                                        1,475,000           1,430,750
------------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                       2,346,000           2,340,135
------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                              4,600,000           4,439,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                      1,800,000           1,795,500
------------------------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23                                      400,000             511,127
------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                                      2,900,000           2,936,250
8.875% Sr. Unsec. Nts., 5/15/11                                                             146,000             153,665
------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 6.875% Sr. Nts., 1/15/13                                            3,400,000           3,238,500
------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I:
8.875% Sr. Nts., 12/15/10 3                                                               1,900,000           2,047,250
10.875% Sr. Sub. Nts., 12/15/12 3                                                         3,100,000           3,495,250
------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                            1,950,000           2,081,625
------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 3                                   3,300,000           3,535,125
------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
6.375% Sec. Nts., 3/1/14                                                                  3,800,000           3,838,000
7.50% Sec. Nts., 3/15/15                                                                  2,450,000           2,652,125
8% Sr. Sub. Nts., 12/15/12                                                                  850,000             902,063
------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                                          7,050,000           7,252,688
8.75% Sr. Sub. Nts., 12/15/11                                                             1,250,000           1,318,750
------------------------------------------------------------------------------------------------------------------------
Vertis, Inc., 9.75% Sr. Sec. Nts., 4/1/09                                                 1,850,000           1,919,375
------------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 5                                   3,752,000           2,645,160
                                                                                                        ----------------
                                                                                                            165,732,983

------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
Neiman Marcus Group, Inc.:
9% Sr. Nts., 10/15/15 3,6                                                                 7,285,000           7,339,638
10.375% Sr. Sub. Nts., 10/15/15 3,6                                                       3,640,000           3,640,000
------------------------------------------------------------------------------------------------------------------------
Saks, Inc.:
8.25% Sr. Unsec. Nts., 11/15/08                                                           1,000,000           1,060,000
9.875% Nts., 10/1/11                                                                      1,000,000           1,110,000
                                                                                                        ----------------
                                                                                                             13,149,638

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

SPECIALTY RETAIL--1.0%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                               $  2,500,000     $     2,525,000
------------------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Unsec. Sub. Nts., 1/15/14                        950,000             902,500
------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                                              2,500,000           2,712,500
------------------------------------------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Unsec. Sub. Nts., 10/15/14                                  3,200,000           3,048,000
------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Unsec. Nts., 6/1/12                                 1,150,000             978,938
------------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11                                3,000,000           3,315,000
------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                         1,100,000           1,051,875
                                                                                                        ----------------
                                                                                                             14,533,813

------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.2%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 3                                                   5,540,000           6,052,450
------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
7% Unsec. Nts., 11/1/06                                                                   2,150,000           2,174,188
8.254% Sr. Unsec. Unsub. Nts., 4/1/12 4                                                   2,270,000           2,275,675
9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                                     2,810,000           2,880,250
------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11                                          1,250,000           1,306,250
------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Nts., 4/15/15 3                                              1,735,000           1,674,275
------------------------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                                     2,000,000           2,030,000
                                                                                                        ----------------
                                                                                                             18,393,088

------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.2%
------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                                 2,000,000           2,122,500
------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Jean Coutu Group (PJC), Inc. (The):
7.625% Sr. Unsec. Nts., 8/1/12                                                            1,200,000           1,227,000
8.50% Sr. Sub. Nts., 8/1/14                                                               3,100,000           3,100,000
------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                              2,600,000           2,665,000
9.50% Sr. Sec. Nts., 2/15/11                                                              1,600,000           1,704,000
                                                                                                        ----------------
                                                                                                              8,696,000

------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.9%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10                               3,500,000           3,745,000
------------------------------------------------------------------------------------------------------------------------
Burns Philp Capital Property Ltd., 9.75% Sr. Unsec. Sub. Nts., 7/15/12                    1,650,000           1,856,250
------------------------------------------------------------------------------------------------------------------------
Del Monte Corp.:
6.75% Sr. Sub. Nts., 2/15/15 3                                                            1,070,000           1,080,700
8.625% Sr. Sub. Nts., 12/15/12                                                            3,600,000           3,888,000
------------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 10.75% Sr. Nts., 3/1/10                                               5,025,000           5,502,375
------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                                   2,291,000           2,405,550
8.875% Sr. Unsec. Nts., 3/15/11                                                             467,000             486,848
------------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                               1,500,000           1,530,000

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

FOOD PRODUCTS Continued
Smithfield Foods, Inc., 8% Sr. Nts., Series B, 10/15/09 1                              $  2,400,000     $     2,550,000
------------------------------------------------------------------------------------------------------------------------
Swift & Co., 10.125% Sr. Nts., 10/1/09                                                2,500,000           2,703,125
------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc:
10.625% Sr. Sub. Nts., 4/15/11 [EUR]                                                      1,000,000           1,296,497
10.75% Sr. Sub. Nts., 4/15/11 [GBP]                                                       1,000,000           1,880,644
                                                                                                        ----------------
                                                                                                             28,924,989

------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.4%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                          2,650,000           2,597,000
------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                                  2,500,000           2,631,250
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                         300,000             314,625
                                                                                                        ----------------
                                                                                                              5,542,875

------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                                1,200,000           1,227,000
------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.1%
R.J. Reynolds Tobacco Holdings, Inc., 6.50% Nts., 7/15/10 3                               1,270,000           1,273,175
------------------------------------------------------------------------------------------------------------------------
ENERGY--7.9%
------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                                              1,200,000           1,272,000
------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec. Sub. Nts., 12/15/10                             2,400,000           2,598,000
------------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Series A, 9/1/08                              662,000             691,790
------------------------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                                      1,500,000           1,601,250
------------------------------------------------------------------------------------------------------------------------
Superior Energy Services, Inc., LLC, 8.875% Sr. Unsec. Nts., 5/15/11 1                    2,000,000           2,120,000
------------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                          2,800,000           2,912,000
                                                                                                        ----------------
                                                                                                             11,195,040

------------------------------------------------------------------------------------------------------------------------
OIL & GAS--7.1%
ANR Pipeline Co., 8.875% Sr. Nts., 3/15/10                                                1,400,000           1,520,273
------------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                          2,650,000           2,716,250
------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375%    Sr. Unsec. Nts., 6/15/15                                                       1,700,000           1,717,000
6.875%    Sr. Unsec. Nts., 1/15/16                                                       1,820,000           1,874,600
------------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr. Nts., 8/1/13 3                                     990,000             972,675
------------------------------------------------------------------------------------------------------------------------
Delta Petroleum Corp., 7% Sr. Unsec. Nts., 4/1/15                                           730,000             700,800
------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                                            4,846,000           5,039,840
------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                                1,800,000           1,836,000
------------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                             6,550,000           6,877,500
------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                  2,800,000           2,989,000
------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                                     2,000,000           2,095,000
------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                       1,500,000           1,554,375

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

OIL & GAS Continued
Massey Energy Co., 6.625% Sr. Nts., 11/15/10                                           $  1,600,000     $     1,640,000
------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14                                                       4,500,000           4,702,500
8.375% Sr. Sub. Nts., 8/15/12                                                             2,800,000           3,038,000
------------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25% Sr. Nts., 9/15/15 3          485,000             488,638
------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                           2,500,000           2,625,000
------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125% Sr. Nts., 6/15/14                         2,300,000           2,432,250
------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc.:
6.75% Sr. Nts., 5/1/14                                                                    2,800,000           2,996,000
9.50% Sr. Nts., 2/1/13                                                                    2,400,000           2,718,000
------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                             1,355,000           1,371,938
7.375% Sr. Sub. Nts., 7/15/13                                                             1,800,000           1,917,000
------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                                       6,800,000           6,976,032
8% Sr. Unsub. Nts., 3/1/32                                                                4,000,000           4,436,528
8.875% Sr. Nts., 3/15/10                                                                  1,800,000           1,954,636
------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                                      1,080,000           1,066,500
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                                      4,900,000           5,169,500
------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                           3,000,000           3,435,000
------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                          10,750,000          11,639,047
------------------------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                                                                 2,400,000           2,514,000
9.625% Sr. Sub. Nts., 4/1/12                                                              1,396,000           1,544,325
------------------------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp., 8.875% Sr. Unsub. Nts., Series B, 7/15/12             600,000             702,750
------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub. Nts., 5/1/12                                      2,300,000           2,351,750
------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                                       5,700,000           5,999,250
7.875% Nts., 9/1/21                                                                         850,000             939,250
8.75% Unsec. Nts., 3/15/32                                                                2,300,000           2,725,500
------------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08                                    800,000             828,000
                                                                                                        ----------------
                                                                                                            106,104,707

------------------------------------------------------------------------------------------------------------------------
FINANCIALS--3.8%
------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.7%
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                                       4,950,000           5,346,000
------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 9/30/08 1            3,450,000           2,070,000
------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Nts., 9/15/13 3                                                                  731,000             741,965
8% Sr. Nts., 6/15/11 3                                                                    2,070,000           2,147,625
                                                                                                        ----------------
                                                                                                             10,305,590

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

COMMERCIAL BANKS--0.4%
ABN Amro Bank NV (NY Branch), 4% Sec. Nts., 11/5/17 1,4                                $  2,808,552     $     2,597,911
------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                                                    578,000             627,130
------------------------------------------------------------------------------------------------------------------------
BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26 1                             750,000             819,375
------------------------------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                                 1,600,000           1,840,000
                                                                                                        ----------------
                                                                                                              5,884,416

------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.3%
Affinia Group, Inc., 9% Sr. Sub. Nts., 11/30/14 3                                         1,000,000             785,000
------------------------------------------------------------------------------------------------------------------------
American Commercial Lines LLC/American Commercial Lines
Finance Corp., 9.50% Sr. Unsec. Nts., 2/15/15                                               485,000             526,225
------------------------------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.:
0%/10.50% Sr. Unsec. Disc. Nts., Series B, 10/1/14 5                                      3,100,000           2,185,500
9.625% Sr. Sub. Nts., 6/15/14                                                             3,933,000           4,395,128
------------------------------------------------------------------------------------------------------------------------
Global Cash Access LLC/Global Cash Finance Corp., 8.75% Sr. Sub. Nts.,
3/15/12                                                                                   1,200,000           1,296,000
------------------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts., 4/1/15                                       2,390,000           2,043,450
------------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 3                                                  7,430,000           7,299,975
------------------------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                                              650,000             677,625
8.443% Sr. Unsec. Nts., 5/1/10 4                                                            775,000             807,938
                                                                                                        ----------------
                                                                                                             20,016,841

------------------------------------------------------------------------------------------------------------------------
INSURANCE--0.1%
Texas Gas Transmission Corp., 7.25% Debs., 7/15/27                                        1,000,000           1,221,174
------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.3%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec. Nts., 2/1/12            1,750,000           1,813,438
------------------------------------------------------------------------------------------------------------------------
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                                    3,540,000           3,867,450
------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                                     589,000             599,308
------------------------------------------------------------------------------------------------------------------------
Host Marriott LP:
6.375% Sr. Nts., Series O, 3/15/15                                                        1,120,000           1,092,000
9.50% Sr. Nts., 1/15/07                                                                   4,300,000           4,520,375
------------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
9.125% Sr. Unsec. Nts., 1/15/11                                                           2,096,000           2,232,240
10.50% Sr. Unsec. Nts., 6/15/09                                                           1,400,000           1,491,000
------------------------------------------------------------------------------------------------------------------------
Trustreet Properties, Inc.:
7.50% Sr. Nts., 4/1/15 3                                                                    975,000           1,001,813
7.50% Sr. Unsec. Nts., 4/1/15                                                             1,995,000           2,049,863
                                                                                                        ----------------
                                                                                                             18,667,487

------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--6.3%
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12                         1,100,000           1,122,000
------------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12                            2,500,000           2,687,500

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES Continued
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11                    $  1,700,000     $     1,751,000
                                                                                                        ----------------
                                                                                                              5,560,500

------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.8%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                                      2,000,000           2,090,000
------------------------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875% Sr. Sub. Nts., 6/15/14                                  1,700,000           1,891,250
------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts., 12/15/12                      2,800,000           2,821,000
------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc., 6.125% Sr. Unsec. Nts., 1/15/15                               1,440,000           1,483,200
------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                           2,630,000           2,676,025
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                                       2,430,000           2,475,563
------------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                              1,000,000             990,000
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                                        2,200,000           2,354,000
------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                              2,800,000           2,919,000
------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                                      1,100,000           1,190,750
------------------------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                                            8,900,000           8,890,931
6.375% Nts., 1/15/15                                                                      3,550,000           3,529,946
7.875% Sr. Nts., 2/1/11                                                                     800,000             861,463
8.75% Sr. Nts., 9/1/10                                                                    4,600,000           5,103,240
------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                                                       6,750,000           6,345,000
8.375% Unsec. Nts., 10/1/11                                                                 700,000             670,250
10.75% Sr. Unsec. Sub. Nts., 10/1/08                                                      1,246,000           1,224,195
------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9.375% Sr. Unsec. Nts., Series A, 11/15/08                6,396,680           6,756,493
------------------------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12                           2,900,000           3,074,000
------------------------------------------------------------------------------------------------------------------------
National Nephrology Assn., 9% Sr. Sub. Nts., 11/1/11 3                                      650,000             726,375
------------------------------------------------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12                                     2,650,000           3,047,500
------------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts., 6/1/09                    2,142,000           2,321,393
------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Sub. Nts., 7/15/15 3                               1,245,000           1,291,688
------------------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13                                 1,500,000           1,695,000
------------------------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12                               2,200,000           2,365,000
------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                 3,230,000           3,108,875
------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                                  2,460,000           2,306,250
7.375% Nts., 2/1/13                                                                         146,000             139,065
9.875% Sr. Nts., 7/1/14                                                                   3,250,000           3,412,500
------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.:
7% Sr. Nts., 5/15/12                                                                      1,300,000           1,342,250
7% Sr. Sub. Nts., 11/15/13                                                                3,300,000           3,357,750

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES Continued
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                            $  1,700,000     $     1,844,500
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                      1,300,000           1,462,500
                                                                                                        ----------------
                                                                                                             85,766,952

------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11                        2,800,000           2,772,000
------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--7.6%
------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.4%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11                            2,400,000           2,538,000
------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8% Sr. Unsec. Sub. Nts., Series B, 3/1/08                                                 1,700,000           1,708,500
8.50% Sr. Unsec. Nts., 10/1/10                                                            1,100,000           1,204,500
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                                         846,000             892,530
------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                             2,367,000           2,301,908
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                      1,050,000           1,044,750
6.375% Sr. Sub. Nts., 10/15/15 3                                                          2,730,000           2,764,125
7.625% Sr. Sub. Nts., 6/15/12                                                             1,250,000           1,318,750
------------------------------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                                           2,600,000           2,736,500
------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                                  1,784,000           1,944,560
11% Sr. Sub. Nts., 2/15/13                                                                1,493,000           1,690,823
                                                                                                        ----------------
                                                                                                             20,144,946

------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.2%
AMR Corp., 9% Debs., 8/1/12                                                               2,000,000           1,420,000
------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 2                                         6,825,000             989,625
                                                                                                        ----------------
                                                                                                              2,409,625

------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                                  2,000,000           1,945,000
------------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Sub. Nts., 12/15/12 3                        1,600,000           1,456,000
------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                                        1,789,000           1,905,285
------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                        2,000,000           1,850,000
                                                                                                        ----------------
                                                                                                              7,156,285

------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.6%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15 3                                                                 2,060,000           2,039,400
7.375% Sr. Sec. Nts., Series B, 4/15/14                                                   5,150,000           4,866,750
8.875% Sr. Nts., Series B, 4/1/08                                                         3,200,000           3,352,000
9.25% Sr. Sec. Debs., Series B, 9/1/12                                                    1,100,000           1,196,250
------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 1,2                   1,500,000                  --

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES Continued
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                            $  3,500,000     $     3,395,000
------------------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07 1                               1,080,000           1,082,700
------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                       2,750,000           2,736,250
7.50% Sr. Nts., 5/1/11                                                                    1,350,000           1,398,938
------------------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                                               2,750,000           2,963,125
                                                                                                        ----------------
                                                                                                             23,030,413

------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                        2,150,000           2,257,500
------------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                                  1,100,000             885,500
------------------------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                                             2,000,000           2,115,000
------------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                              1,000,000           1,077,500
                                                                                                        ----------------
                                                                                                              6,335,500

------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                      900,000             830,250
------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.9%
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 3                                           1,600,000           1,608,000
------------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                                    2,020,000           2,110,900
------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                                                                    600,000             624,000
10.50% Sr. Sub. Nts., 8/1/12                                                              2,174,000           2,440,315
------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11                                      3,600,000           3,546,000
------------------------------------------------------------------------------------------------------------------------
Navistar International Corp.:
6.25% Sr. Unsec. Nts., 3/1/12                                                             1,245,000           1,188,975
7.50% Sr. Nts., 6/15/11                                                                   2,800,000           2,842,000
------------------------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                                   1,900,000           2,042,500
------------------------------------------------------------------------------------------------------------------------
Terex Corp.:
7.375% Sr. Unsec. Sub. Nts., 1/15/14                                                      2,543,902           2,582,061
9.25% Sr. Unsec. Sub. Nts., 7/15/11                                                       3,400,000           3,672,000
10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11                                              500,000             537,500
------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                         2,550,000           2,524,500
------------------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc., 10.50% Sr. Nts., 4/1/09                                             2,000,000           1,905,000
                                                                                                        ----------------
                                                                                                             27,623,751

------------------------------------------------------------------------------------------------------------------------
MARINE--0.4%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                                  4,600,000           5,244,000
------------------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07 2,3            1,371,000           1,468,684
------------------------------------------------------------------------------------------------------------------------
WPO Shipholding Co. LLC, 12% Sr. Sec. Nts., 7/15/05 1,2                                   3,500,000              19,600
                                                                                                        ----------------
                                                                                                              6,732,284

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

ROAD & RAIL--0.5%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                        $  2,800,000     $     2,947,000
------------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                                 550,000             511,500
7.50% Sr. Unsec. Nts., 11/1/13                                                            2,783,000           2,720,383
9.625% Sr. Nts., 12/1/12                                                                  1,800,000           1,962,000
                                                                                                        ----------------
                                                                                                              8,140,883

------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.5%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                           8,200,000           7,646,500
------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts., 11/1/12                                                       1,700,000           1,829,625
------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.2%
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.6%
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                                    7,400,000           6,512,000
------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 2                      3,315,000           1,872,975
                                                                                                        ----------------
                                                                                                              8,384,975

------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                                     1,700,000           1,793,500
------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14                             6,450,000           6,450,000
------------------------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9% Sr. Unsec. Sub. Nts., 8/1/14                       2,175,000           2,126,063
------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp., 6.75% Unsec. Sub. Nts., 3/1/13                                         2,500,000           2,387,500
------------------------------------------------------------------------------------------------------------------------
Sensus Metering System, Inc., 8.625% Sr. Unsec. Sub. Nts., 12/15/13                       4,100,000           3,792,500
                                                                                                        ----------------
                                                                                                             14,756,063

------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 1,2 [EUR]                          3,386,201              10,174
------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 1,2                          1,521,315                  --
------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 1,2 [EUR]                                   3,250,000                  --
                                                                                                        ----------------
                                                                                                                 10,174

------------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.7%
DynCorp International LLC, 9.50% Sr. Sub. Nts., 2/15/13 3                                 2,655,000           2,787,750
------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                                  1,600,000           1,684,000
------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13 3                                                         2,950,000           3,071,688
10.25% Sr. Sub. Nts., 8/15/15 3                                                           2,840,000           2,889,700
                                                                                                        ----------------
                                                                                                             10,433,138

------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.8%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12                              5,950,000           6,128,500
------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc., 9.25% Sr. Unsec. Sub. Nts., 2/15/08                               2,439,000           2,298,758

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
Freescale Semiconductor, Inc., 7.125% Sr. Unsec. Nts., 7/15/14                         $  2,800,000     $     2,996,000
                                                                                                        ----------------
                                                                                                             11,423,258

------------------------------------------------------------------------------------------------------------------------
MATERIALS--11.5%
------------------------------------------------------------------------------------------------------------------------
CHEMICALS--3.9%
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07 1                              2,000,000           1,340,000
------------------------------------------------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11                                  1,465,000           1,596,850
------------------------------------------------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts., 8/1/12                                                   1,800,000           2,058,750
------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
10.125% Sr. Unsec. Nts., 9/1/08                                                             146,000             157,680
10.625% Sr. Unsec. Nts., 5/1/11                                                           4,000,000           4,380,000
------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                                      5,085,000           5,256,619
10.125% Sr. Unsec. Sub. Nts., 7/1/09 [EUR]                                                  246,000             304,895
------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC:
7.375% Sr. Sub. Nts., 1/1/15 3                                                            4,500,000           4,331,250
9.875% Sr. Nts., 3/1/09                                                                   6,400,000           6,792,000
------------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 4                                                         1,325,000           1,520,438
11.625% Sr. Unsec. Nts., 10/15/10                                                            95,000             109,013
------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc.:
7.625% Bonds, 11/1/05 1                                                                      24,000              24,510
10.875% Sr. Unsec. Nts., 8/1/13                                                             146,000             173,010
10.875% Sr. Unsec. Nts., Series B, 6/1/08                                                   115,000             130,525
------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Sub. Nts., 8/15/14 3                                           3,000,000           3,082,500
------------------------------------------------------------------------------------------------------------------------
ISP Chemco, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/11                                     3,500,000           3,793,125
------------------------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                                       1,800,000           1,912,500
------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts., 11/15/14 5                       1,300,000             893,750
------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                                   146,000             153,665
9.50% Sr. Sec. Nts., 12/15/08                                                               700,000             736,750
9.625% Sr. Sec. Nts., Series A, 5/1/07                                                    2,050,000           2,162,750
10.50% Sr. Sec. Nts., 6/1/13                                                              1,150,000           1,305,250
11.125% Sr. Sec. Nts., 7/15/12                                                            1,000,000           1,120,000
------------------------------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Unsec. Sub. Nts., 6/15/08                             2,640,000           2,851,200
------------------------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                                           891,021             940,027
------------------------------------------------------------------------------------------------------------------------
PolyOne Corp., 10.625% Sr. Unsec. Nts., 5/15/10                                           1,396,000           1,444,860
------------------------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC:
8% Sr. Sec. Nts., 12/15/09                                                                1,550,000           1,604,250
13.50% Sr. Unsec. Sub. Nts., 11/15/10                                                     1,200,000           1,281,000
------------------------------------------------------------------------------------------------------------------------
Rhodia SA, 10.25% Sr. Unsec. Nts., 6/1/10                                                 1,320,000           1,402,500
------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14 3                                                           1,000,000             975,000
10.625% Sr. Unsec. Sub. Nts., 5/15/11                                                       692,000             757,740

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

CHEMICALS Continued
Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 1,7                              $  1,738,826     $     1,730,132
------------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11                                            714,000             772,905
                                                                                                        ----------------
                                                                                                             57,095,444

------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 5                                    1,845,000           1,042,425
------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--3.4%
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11                                                               2,800,000           3,080,000
10.875% Sr. Sec. Nts., 3/1/13                                                             1,400,000           1,631,000
------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                                                             900,000             900,000
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                                     1,200,000           1,158,000
------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                   3,100,000           3,053,500
9.50% Sr. Sub. Nts., 8/15/13                                                              2,000,000           1,890,000
------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                                        600,000             543,000
8.25% Sr. Unsec. Nts., 10/1/12                                                            2,600,000           2,457,000
------------------------------------------------------------------------------------------------------------------------
Longview Fibre Co., 10% Sr. Sub. Nts., 1/15/09                                            1,500,000           1,590,000
------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                            2,800,000           2,828,000
------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                                900,000             940,500
8.25% Sr. Unsec. Nts., 5/15/13                                                            1,346,000           1,406,570
8.75% Sr. Sec. Nts., 11/15/12                                                             4,000,000           4,340,000
8.875% Sr. Sec. Nts., 2/15/09                                                             5,700,000           6,013,500
------------------------------------------------------------------------------------------------------------------------
Pliant Corp.:
11.125% Sr. Sec. Nts., 9/1/09                                                             1,000,000             865,000
11.625% Sr. Sec. Nts., 6/15/09 3,7                                                        1,404,123           1,495,391
------------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                                2,750,000           2,447,500
------------------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                                   2,400,000           2,292,000
9.25% Sr. Unsec. Nts., 2/1/08                                                             3,000,000           3,075,000
9.75% Sr. Unsec. Nts., 2/1/11                                                             4,000,000           4,080,000
------------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts., 8/15/12 3                                          755,000             811,625
------------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                        5,000,000           4,125,000
                                                                                                        ----------------
                                                                                                             51,022,586

------------------------------------------------------------------------------------------------------------------------
METALS & MINING--2.5%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                            4,546,000           4,216,415
7.875% Sr. Unsec. Nts., 2/15/09                                                           1,300,000           1,267,500
------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                                      3,200,000           3,312,000
------------------------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                                     1,900,000           2,104,250

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

METALS & MINING Continued
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 1,2               $    433,000     $            --
------------------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13 1                                                       850,000             943,500
------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14 1                                           3,830,000           4,461,950
------------------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                                     2,500,000           2,725,000
------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B, 10/15/06 2              3,000,000           2,932,500
------------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                                    2,550,000           2,830,500
------------------------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                                           850,000             911,625
------------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Nts., 2/15/15 3                                                  3,740,000           3,553,000
------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                                           3,550,000           3,842,875
------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                             1,500,000           1,601,250
------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                                   1,430,000           1,576,575
10.75% Sr. Nts., 8/1/08                                                                   1,299,000           1,467,870
                                                                                                        ----------------
                                                                                                             37,746,810

------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.6%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                                            1,250,000           1,278,125
------------------------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11                                           2,200,000           2,167,000
------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                       1,000,000           1,020,000
------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp.:
7.75% Sr. Unsec. Nts., 11/15/29                                                           3,000,000           3,232,500
8.125% Sr. Unsec. Nts., 5/15/11                                                             200,000             222,000
9.375% Sr. Unsec. Nts., 2/1/13                                                            4,100,000           4,592,000
------------------------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 2                                4,700,000           2,185,500
------------------------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 3,7 [EUR]                                         779,906             827,194
------------------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                                       1,190,000           1,017,450
------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                                   1,500,000           1,432,500
------------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 8.75% Sr. Sec. Nts., 11/15/13 3                                         1,702,000           1,463,720
------------------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc.:
7.75% Sr. Nts., 3/15/12                                                                   2,500,000           1,600,000
8.50% Sr. Unsec. Nts., 2/1/11                                                               189,000             124,268
------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 1,7                                 2,010,746           1,970,531
                                                                                                        ----------------
                                                                                                             23,132,788

------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--10.5%
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.6%
Cincinnati Bell, Inc., 7% Sr. Nts., 2/15/15                                               1,150,000           1,115,500
------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                                      1,800,000           1,984,500
------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 8.625% Sr. Nts., 1/15/15 3                                         5,090,000           5,217,250
------------------------------------------------------------------------------------------------------------------------
KPNQwest BV, 8.875% Sr. Nts., 2/1/08 1,2 [EUR]                                            2,000,000              96,148
------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 9.125% Sr. Unsec. Nts., 5/1/08 1                            5,150,000           4,223,000

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES Continued
MCI, Inc.:
6.908% Sr. Unsec. Nts., 5/1/07 4                                                       $  2,883,000     $     2,911,830
7.688% Sr. Unsec. Nts., 5/1/09 4                                                          5,300,000           5,512,000
------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Unsec. Nts., 8/15/14                                               2,730,000           2,893,800
------------------------------------------------------------------------------------------------------------------------
PanAmSat Holding Corp., 0%/10.375% Sr. Unsec. Disc. Nts., 11/1/14 5                       1,250,000             868,750
------------------------------------------------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05 1,2                                    4,000,000              80,000
------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90% Unsec. Nts., 8/15/10                                   4,271,000           4,260,323
------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Unsec. Sub. Nts., 2/15/11 4           1,100,000           1,076,625
------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12 4                                         6,900,000           7,572,750
------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp.:
13.50% Sr. Sec. Sub. Nts., 12/15/10                                                      14,500,000          16,675,000
14% Sr. Sec. Sub. Nts., 12/15/14                                                          5,850,000           7,122,375
------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,2                                              2,250,000                  --
------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts., 2/15/14                 2,725,000           2,772,688
------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner Telecom, Inc., 9.75% Sr. Nts., 7/15/08                  275,000             279,813
------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11                           3,050,000           3,156,750
------------------------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Unsec. Sub. Nts., 2/15/15             1,120,000           1,092,000
------------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 1,2                                4,500,000                  --
                                                                                                        ----------------
                                                                                                             68,911,102

------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.9%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                                   2,650,000           2,842,125
11% Sr. Unsec. Nts., 7/31/10                                                                146,000             165,345
12.50% Sr. Unsec. Nts., 2/1/11                                                            2,000,000           2,270,000
------------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                   2,570,000           2,814,150
------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                                              4,600,000           4,899,000
------------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25% Sr. Sub. Disc. Nts., 8/1/08 8                         4,900,000           3,797,500
------------------------------------------------------------------------------------------------------------------------
AT&T Corp.:
9.05%  Sr. Unsec. Nts., 11/15/11 4                                                        5,724,000           6,475,275
9.75% Sr. Nts., 11/15/31 4,9                                                              1,300,000           1,652,625
------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 1,2                            4,749,000                  --
------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/
Centennial Communications Corp., 10.125% Sr. Nts., 6/15/13                                4,850,000           5,480,500
------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                              1,480,000           1,565,100
------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.10% Sr. Nts., 10/15/12 3,4                                                                730,000             723,613
8.875% Sr. Nts., 10/1/13                                                                  1,197,000           1,202,985
------------------------------------------------------------------------------------------------------------------------
IWO Holdings, Inc., 7.349% Sr. Sec. Nts., 1/15/12 4                                         710,000             741,950
------------------------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 14% Sr. Sec. Nts., 7/29/15 1,7                                          572,000             680,680

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES Continued
Nextel Communications, Inc.:
5.95% Sr. Unsec. Nts., Series F, 3/15/14                                               $  4,000,000     $     4,100,112
7.375% Sr. Nts., Series D, 8/1/15                                                        16,620,000          17,807,615
------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc.:
8.125% Sr. Nts., 7/1/11                                                                   2,150,000           2,332,750
12.50% Sr. Nts., 11/15/09                                                                 3,008,000           3,226,080
------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
8.25% Sr. Sec. Nts., 3/15/12                                                              2,100,000           2,215,500
9.75% Sr. Sub. Nts., 1/15/10                                                              3,096,000           3,142,440
9.875% Sr. Nts., 2/1/10                                                                   3,900,000           4,114,500
------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 8.50% Sr. Unsec. Nts., Cl. A, 12/1/12                           3,150,000           3,441,375
------------------------------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications Corp.,
0%/9.75% Sr. Disc. Nts., 12/15/11 5                                                       4,743,000           4,327,988
------------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.50% Sr. Unsec. Nts., 6/1/13                                           3,211,000           3,074,533
------------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                                          2,200,000           2,453,000
------------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 10% Sr. Sec. Nts., 6/15/12                                              1,500,000           1,732,500
                                                                                                        ----------------
                                                                                                             87,279,241

------------------------------------------------------------------------------------------------------------------------
UTILITIES--6.2%
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--4.4%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 3,9                                         3,200,000           3,520,000
------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 9.349% Sr. Sec. Nts., 7/15/07 3,4                                          5,085,220           3,915,619
------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                                   1,146,000           1,206,165
7.75% Sr. Nts., 8/1/10                                                                    1,300,000           1,404,000
------------------------------------------------------------------------------------------------------------------------
FPL Energy National Wind Power LLC:
5.608% Nts., 3/10/24 3                                                                    1,749,600           1,743,795
6.125% Nts., 3/25/19 3                                                                      954,422             944,139
------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                                       7,800,000           8,726,250
------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.30% Sr. Unsec. Nts., 5/1/11 2                           1,200,000           1,503,000
------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc.,
7.375% Sr. Sec. Nts., Series B, 9/1/10                                                    3,000,000           3,127,500
------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
8.50% Sr. Sec. Nts., 9/1/10                                                               1,400,000           1,508,500
------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts., 12/15/13                                              4,378,000           4,684,460
------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                              4,896,000           5,336,640
9.50% Sr. Sec. Nts., 7/15/13                                                              5,900,000           6,549,000
------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Nts., 8/15/17 1                                       2,379,000           2,396,843
------------------------------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7.20% Unsec. Unsub. Nts., 5/1/11                                       4,650,000           4,952,250
------------------------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875% Sr. Nts., 12/15/14 3                                              7,500,000           7,668,750
------------------------------------------------------------------------------------------------------------------------
TXU Corp., 5.55% Sr. Unsec. Nts., Series P, 11/15/14                                      6,725,000           6,417,849
                                                                                                        ----------------
                                                                                                             65,604,760

                                                                                          PRINCIPAL               VALUE
                                                                                             AMOUNT          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

GAS UTILITIES--0.1%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                           $  1,000,000     $     1,023,788
------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.7%
AES Red Oak LLC:
8.54% Sr. Sec. Bonds, Series A, 11/30/19 1                                                3,237,766           3,642,486
9.20% Sr. Sec. Bonds, Series B, 11/30/29 1                                                1,500,000           1,717,500
------------------------------------------------------------------------------------------------------------------------
Calpine Canada Energy Finance ULC, 8.50% Sr. Unsec. Nts., 5/1/08                          6,800,000           4,097,000
------------------------------------------------------------------------------------------------------------------------
Consumers Energy Co., 6.375% Sr. Sec. Nts., 2/1/08                                          800,000             827,238
------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                     1,813,000           1,781,273
8.75% Sr. Nts., 2/15/12                                                                   1,002,000           1,092,180
10.125% Sr. Sec. Nts., 7/15/13 3                                                          7,450,000           8,344,000
------------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                                         2,573,574           2,678,125
------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                         1,630,000           1,654,836
                                                                                                        ----------------
                                                                                                             25,834,638
                                                                                                        ----------------
Total Corporate Bonds and Notes (Cost $1,288,466,735)                                                     1,294,987,230

                                                                                             SHARES
------------------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS--1.3%
------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,10                                   137,443                  --
------------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 14.25% Jr. Sub. Exchange Debs., Non-Vtg. 10                             100,000           9,425,000
------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into
Dobson Communications Corp., Cl. A common stock), Non-Vtg. 3                                  2,657             463,314
------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 1,10                              721                  72
------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 1,10               15,000              18,750
------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,10                                        3,727                   --
------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 2.50% Cv., Series A 10                                                      13,033               1,564
------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25% Cum. Jr. Exchangeable, Non-Vtg. 1,7                         596           4,054,290
------------------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                                         160                 272
------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 10                                       855           1,066,613
------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 1                             26,250           3,865,313
                                                                                                        ----------------
Total Preferred Stocks (Cost $20,714,445)                                                                    18,895,188

------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--3.6%
------------------------------------------------------------------------------------------------------------------------
Allegheny Energy, Inc. 10                                                                     9,800             301,056
------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                            4,300             316,953
------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                            2,300             316,250
------------------------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                                             8,000             317,600
------------------------------------------------------------------------------------------------------------------------
American Stock Exchange Basic Industries SPDR                                                80,900           2,222,323
------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                                      3,261             312,241
------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                  4,300             323,446

                                                                                                                  VALUE
                                                                                             SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS Continued
------------------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                                 5,100     $       281,724
------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                                7,000             325,080
------------------------------------------------------------------------------------------------------------------------
Broadwing Corp.                                                                               9,975              49,775
------------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                                    4,100             333,412
------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 1,10                                                        15,012                  --
------------------------------------------------------------------------------------------------------------------------
Centex Corp.                                                                                  4,504             290,868
------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 10                                            34,200           1,491,804
------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                 4,911             317,889
------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                   3,500             313,425
------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                   2,600             306,436
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                               1,339              60,951
------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. 10                                                                          38,800             638,260
------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 10                                                                      30,000             881,400
------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                4,522             316,133
------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 10                                                         132,227             140,161
------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                 3,500             307,965
------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                             7,900             286,138
------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                            4,918             337,572
------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 10                                                       131,073           1,006,641
------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                             45,000           1,875,150
------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                            10,400             303,368
------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                                           148              17,963
------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B                                                                    499              57,734
------------------------------------------------------------------------------------------------------------------------
Edison International, Inc.                                                                    6,600             312,048
------------------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                                25,000             347,500
------------------------------------------------------------------------------------------------------------------------
Energy Select Sector SPDR Fund                                                               24,800           1,331,760
------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                           4,600             344,540
------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                 10,000             534,400
------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 10                                                                      5,100             317,220
------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                             4,500             300,915
------------------------------------------------------------------------------------------------------------------------
Financial Select Sector SPDR Fund                                                            82,500           2,435,400
------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares 1,10,11                                  1,665                  --
------------------------------------------------------------------------------------------------------------------------
Globix Corp. 10                                                                              45,871              90,366
------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                               4,700             322,044
------------------------------------------------------------------------------------------------------------------------
Health Care Select Sector SPDR Fund                                                          10,000             313,500
------------------------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,10                                                           66,667                  --
------------------------------------------------------------------------------------------------------------------------
Humana, Inc. 10                                                                               6,300             301,644
------------------------------------------------------------------------------------------------------------------------
Huntsman Corp. 10                                                                            54,796           1,017,699

                                                                                                                  VALUE
                                                                                             SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS Continued
------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 10                                                    79,703     $       398,515
------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. 10                                                                                23,291             968,906
------------------------------------------------------------------------------------------------------------------------
KB Home                                                                                       4,100             300,120
------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                           3,100             298,096
------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 10                                                         13,600             478,720
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                2,800             326,144
------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                                               30,285             820,118
------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 10                                                            30,285             779,839
------------------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                                   3,400             314,194
------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 10                                                            80,836           2,841,385
------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                     6,325             317,831
------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                            4,663             321,421
------------------------------------------------------------------------------------------------------------------------
MCI, Inc.                                                                                    20,367             516,711
------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                               13,600             300,424
------------------------------------------------------------------------------------------------------------------------
National City Corp.                                                                           8,300             277,552
------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. 10                                                               4,800             315,840
------------------------------------------------------------------------------------------------------------------------
NOVA Chemicals Corp.                                                                         15,000             552,000
------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 10                                                                              44,100             328,545
------------------------------------------------------------------------------------------------------------------------
NTL, Inc. 10                                                                                 92,374           6,170,583
------------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                   5,300             312,647
------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                    3,653             312,076
------------------------------------------------------------------------------------------------------------------------
Office Depot, Inc. 10                                                                        10,000             297,000
------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 10                                                                    10,765             134,563
------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                            2,800             363,804
------------------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 10                                                                        27,620             664,537
------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 10                                                                16,249             414,350
------------------------------------------------------------------------------------------------------------------------
Prandium, Inc. 1,10,12                                                                      323,326               6,467
------------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 1,10                                                                  288,828                 --
------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                                             6,900             296,148
------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.                                                                     5,400             305,478
------------------------------------------------------------------------------------------------------------------------
Sears Holdings Corp. 10                                                                       2,300             286,166
------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                 6,700             315,302
------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                                           7,000             314,090
------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,10                                                                 5,982             143,568
------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 10                                                                    50,000             196,000
------------------------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                                  3,900             304,980
------------------------------------------------------------------------------------------------------------------------
Technology Select Sector SPDR Fund                                                           50,000           1,045,000
------------------------------------------------------------------------------------------------------------------------
Teco Energy, Inc.                                                                            50,000             901,000

                                                                                                                  VALUE
                                                                                             SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS Continued
------------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc. 10                                                                    142,064     $     3,260,369
------------------------------------------------------------------------------------------------------------------------
Telus Corp.                                                                                   2,159              87,958
------------------------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,10                                                                    50,000              55,000
------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                     2,900             327,352
------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                     6,900             292,215
------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                                          15,600             319,800
------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                           2,800             316,568
------------------------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 1,10                                                           14,411                  43
------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust                                                                          3,500             303,170
------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 10                                                            395,470             850,473
------------------------------------------------------------------------------------------------------------------------
Whirlpool Corp.                                                                               3,900             295,503
------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                                    70,000           1,753,500
------------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 1,10                                                                          8,794                 176
------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc. 10                                                                   11,249              28,797
                                                                                                        ----------------
Total Common Stocks (Cost $53,390,462)                                                                       53,149,798

                                                                                              UNITS
------------------------------------------------------------------------------------------------------------------------

RIGHTS, WARRANTS AND CERTIFICATES--0.1%
------------------------------------------------------------------------------------------------------------------------
American Tower Corp. Wts., Exp. 8/1/08 3,10                                                   4,900           1,725,671
------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 1,10                                                      2,000                   2
------------------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,10                                                        3,300                  --
------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 1,10                                             2,320                  --
------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 1,10                                       3,450                  --
------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 1,10                                                     6,000                  --
------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 1,10                                            725                   7
------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 1,10                                                                            19,990                 900
Exp. 5/16/06 1,10                                                                                30                  --
------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1,10                                                            3,600                  --
------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 3,10                                     1,390                  --
------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,10                                 2,565                  --
------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc. Wts., Exp. 4/16/07  10                                                       28,880                 231
------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,10                                                          5,000                  --
------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 10                                                 100,000              40,000
------------------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp. 6/1/06 1,10                                                      3,500                  35
------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 10                                               9,711               4,871
------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts., Exp. 1/16/10 1,10                                       22,501               7,875
------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts., Exp. 1/16/10 1,10                                       16,876               4,050

                                                                                                                  VALUE
                                                                                              UNITS          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------

RIGHTS, WARRANTS AND CERTIFICATES Continued
------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts., Exp. 1/16/10 1,10                                       16,876     $         3,713
                                                                                                        ----------------
Total Rights, Warrants and Certificates (Cost $394,340)                                                       1,787,355

                                                                                          PRINCIPAL
                                                                                             AMOUNT
------------------------------------------------------------------------------------------------------------------------

STRUCTURED NOTES--1.3%
------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates:
Series 3-4, 10.50%, 12/29/09 3,13                                                      $  1,933,333           1,905,542
Series 4-T1, 8.25%, 6/29/10 3,13                                                         14,849,010          14,774,765
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield Targeted Return Index
Securities, Series 2005-1, 7.651%, 6/15/15 1,13                                           3,248,640           3,368,710
                                                                                                        ----------------
Total Structured Notes (Cost $20,367,036)                                                                    20,049,017

------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.7%
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 5.78% in joint repurchase agreement (Principal Amount/
Value $951,774,000, with a maturity value of $952,055,566) with UBS Warburg
LLC, 3.55%, dated 9/30/05, to be repurchased at $54,990,263 on 10/3/05, collateralized by Federal National Mortgage Assn., 5%, 10/1/35,
with a value of $972,647,107 (Cost $54,974,000)                                          54,974,000          54,974,000
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,448,952,877)                                              97.9%      1,451,677,299
------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                 2.1          31,644,767
                                                                                       ---------------------------------
NET ASSETS                                                                                    100.0%    $ 1,483,322,066
                                                                                       =================================

                      40 | OPPENHEIMER CHAMPION INCOME FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR         Euro

GBP         British Pound Sterling

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2005 was $53,688,810, which represents
3.62% of the Fund's net assets, of which $6,467 is considered restricted. See
Note 7 of Notes to Financial Statements.

2. Issue is in default. Non-income producing. See Note 1 of Notes to Financial
Statements.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $168,344,811 or 11.35% of the Fund's net assets as of September 30, 2005.

4. Represents the current interest rate for a variable or increasing rate security.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. When-issued security or forward commitment to be delivered and settled after
September 30, 2005. See Note 1 of Notes to Financial Statements.

7. Interest or dividend is paid-in-kind.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $1,577,375. See Note 6 of Notes to Financial
Statements.

10. Non-income producing security.

11. Received as the result of issuer reorganization.

12. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the
Investment Company Act of 1940, at or during the period ended September 30,
2005. The aggregate fair value of securities of affiliated companies held by the
Fund as of September 30, 2005 amounts to $6,467. Transactions during the period in which the issuer was an affiliate are as follows:

                            SHARES        GROSS          GROSS            SHARES
                    SEPT. 30, 2004    ADDITIONS     REDUCTIONS    SEPT. 30, 2005
--------------------------------------------------------------------------------
Prandium, Inc.             323,326           --             --           323,326

                                                         VALUE          DIVIDEND
                                                    SEE NOTE 1            INCOME
--------------------------------------------------------------------------------
Prandium, Inc.                                          $6,467               $--

13. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      41 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $1,445,149,577)
                                                                                        $ 1,451,670,832
Affiliated companies (cost $3,803,300)                                                            6,467
                                                                                        ---------------
                                                                                          1,451,677,299
--------------------------------------------------------------------------------------------------------
Cash                                                                                            631,831
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                   27,895,076
Investments sold                                                                             20,791,572
Futures margins                                                                                  29,146
Other                                                                                            35,055
                                                                                        ---------------
Total assets                                                                              1,501,059,979

--------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued basis or forward commitment                           10,909,587
Shares of beneficial interest redeemed                                                        3,769,532
Dividends                                                                                     1,632,705
Distribution and service plan fees                                                              948,697
Transfer and shareholder servicing agent fees                                                   286,897
Shareholder communications                                                                      105,409
Trustees' compensation                                                                           42,789
Other                                                                                            42,297
                                                                                        ---------------
Total liabilities                                                                            17,737,913

--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $ 1,483,322,066
                                                                                        ================

--------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                              $       157,789
--------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                1,919,275,632
--------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                              (4,517,953)
--------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions             (434,329,713)
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                             2,736,311
                                                                                        ---------------
NET ASSETS                                                                              $ 1,483,322,066
                                                                                        ================

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $936,924,718 and
99,627,509 shares of beneficial interest outstanding)                                               $9.40
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)     $9.87
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $297,056,208 and 31,623,516 shares
of beneficial interest outstanding)                                                                 $9.39
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $218,849,935 and 23,296,719 shares
of beneficial interest outstanding)                                                                 $9.39
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $30,491,205 and 3,241,008 shares
of beneficial interest outstanding)                                                                 $9.41

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS For the Year Ended September 30, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest (net of foreign withholding taxes of $1,402)             $ 122,512,448
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $674)                    619,423
--------------------------------------------------------------------------------
Other income                                                             27,152
--------------------------------------------------------------------------------
Portfolio lending fees                                                      230
                                                                  --------------
Total investment income                                             123,159,253

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       9,797,699
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               2,431,873
Class B                                                               3,625,858
Class C                                                               2,365,720
Class N                                                                 150,798
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               2,043,788
Class B                                                                 689,600
Class C                                                                 456,063
Class N                                                                 127,949
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 144,456
Class B                                                                  66,030
Class C                                                                  36,973
Class N                                                                   4,061
--------------------------------------------------------------------------------
Trustees' compensation                                                   38,399
--------------------------------------------------------------------------------
Custodian fees and expenses                                              28,557
--------------------------------------------------------------------------------
Other                                                                   100,268
                                                                  --------------
Total expenses                                                       22,108,092
Less reduction to custodian expenses                                    (28,557)
Less waivers and reimbursements of expenses                             (22,067)
                                                                  --------------
Net expenses                                                         22,057,468

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               101,101,785

-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                   $ 34,188,861
Closing of futures contracts                                                      (898,560)
Foreign currency transactions                                                      527,106
Swap contracts                                                                    (723,733)
                                                                              -------------
Net realized gain                                                               33,093,674
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                    (47,193,555)
Translation of assets and liabilities denominated in foreign currencies           (888,498)
Futures contracts                                                                   10,499
Swap contracts                                                                    (945,697)
                                                                              -------------
Net change in unrealized appreciation                                          (49,017,251)

-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $ 85,178,208
                                                                              =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                  2005               2004
--------------------------------------------------------------------------------------------------

OPERATIONS
--------------------------------------------------------------------------------------------------
Net investment income                                          $   101,101,785    $   117,710,962
--------------------------------------------------------------------------------------------------
Net realized gain (loss)                                            33,093,674        (20,716,275)
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                              (49,017,251)        80,330,823
                                                               -----------------------------------
Net increase in net assets resulting from operations                85,178,208        177,325,510

--------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                            (64,721,997)       (69,423,492)
Class B                                                            (20,887,065)       (30,473,943)
Class C                                                            (13,686,675)       (16,348,126)
Class N                                                             (1,853,700)        (1,510,734)

--------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                            (56,369,214)        93,691,660
Class B                                                           (125,249,481)       (71,643,962)
Class C                                                            (25,083,758)        (2,512,035)
Class N                                                              1,866,894         14,801,692

--------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------
Total increase (decrease)                                         (220,806,788)        93,906,570
--------------------------------------------------------------------------------------------------
Beginning of period                                              1,704,128,854      1,610,222,284
                                                               -----------------------------------
End of period (including accumulated net investment loss
of $4,517,953 and $2,461,026, respectively)                    $ 1,483,322,066    $ 1,704,128,854
                                                               ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED SEPTEMBER 30,                    2005              2004             2003            2002            2001
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $   9.50        $     9.17         $   8.05        $   9.00        $  11.00
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .62 1             .69              .78             .77            1.03
Net realized and unrealized gain (loss)                (.09)              .33             1.12            (.95)          (1.97)
                                                   ------------------------------------------------------------------------------
Total from investment operations                        .53              1.02             1.90            (.18)           (.94)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.63)             (.69)            (.78)           (.77)          (1.06)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $   9.40        $     9.50         $   9.17        $   8.05        $   9.00
                                                   ==============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     5.65%            11.40%           24.62%          (2.49)%         (9.19)%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $936,925        $1,003,748         $876,600        $659,017        $670,207
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $992,935        $  953,063         $783,469        $718,443        $696,332
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  6.52%             7.28%            8.98%           8.57%          10.14%
Total expenses                                         1.08% 4           1.07% 4,5        1.08% 4         1.14% 4         1.07% 4
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  53%               58%              68%             62%             47%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS B    YEAR ENDED SEPTEMBER 30,                    2005            2004             2003            2002            2001
-------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $   9.49        $   9.16         $   8.04        $   8.99        $  10.98
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .55 1           .61              .71             .70             .96
Net realized and unrealized gain (loss)                (.10)            .34             1.12            (.95)          (1.97)
                                                   ----------------------------------------------------------------------------
Total from investment operations                        .45             .95             1.83            (.25)          (1.01)
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.55)           (.62)            (.71)           (.70)           (.98)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $   9.39        $   9.49         $   9.16        $   8.04        $   8.99
                                                   ============================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     4.87%          10.58%           23.71%          (3.23)%         (9.81)%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $297,056        $425,072         $479,887        $432,009        $515,270
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $362,813        $463,835         $449,354        $508,625        $540,165
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  5.75%           6.57%            8.27%           7.85%           9.40%
Total expenses                                         1.82% 4         1.81% 4,5        1.84% 4         1.89% 4         1.82% 4
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  53%             58%              68%             62%             47%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS C    YEAR ENDED SEPTEMBER 30,                    2005            2004             2003            2002            2001
-------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $   9.49        $   9.16         $   8.04        $   8.99        $  10.98
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .55 1           .62              .71             .70             .96
Net realized and unrealized gain (loss)                (.10)            .33             1.12            (.95)          (1.97)
                                                   ----------------------------------------------------------------------------
Total from investment operations                        .45             .95             1.83            (.25)          (1.01)
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.55)           (.62)            (.71)           (.70)           (.98)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $   9.39        $   9.49         $   9.16        $   8.04        $   8.99
                                                   ============================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     4.86%          10.59%           23.71%          (3.23)%         (9.82)%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $218,850        $246,301         $240,077        $180,131        $192,898
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $237,000        $249,356         $208,876        $200,233        $208,439
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  5.77%           6.55%            8.23%           7.83%           9.40%
Total expenses                                         1.82% 4         1.82% 4,5        1.84% 4         1.89% 4         1.82% 4
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  53%             58%              68%             62%             47%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS N    YEAR ENDED SEPTEMBER 30,                   2005          2004         2003         2002         2001 1
-----------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  9.51       $  9.17      $  8.05      $  9.00      $ 10.75
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .58 2         .67          .75          .73          .57
Net realized and unrealized gain
(loss)                                                (.09)          .32         1.11         (.93)       (1.75)
                                                   --------------------------------------------------------------
Total from investment operations                       .49           .99         1.86         (.20)       (1.18)
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.59)         (.65)        (.74)        (.75)        (.57)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  9.41       $  9.51      $  9.17      $  8.05      $  9.00
                                                   ==============================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    5.23%        11.07%       24.10%       (2.71)%     (11.29)%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $30,491       $29,008      $13,658      $ 6,126      $ 1,017
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $30,252       $22,249      $ 9,534      $ 3,398      $   330
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                 6.12%         6.78%        8.47%        8.04%        9.72%
Total expenses                                        1.55%         1.54%        1.71%        1.36%        1.07%
Expenses after payments and waivers and
reduction to custodian expenses                       1.48%         1.48%        1.50%        1.36%        1.07%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 53%           58%          68%          62%          47%

1. For the period from March 1, 2001 (inception of offering) to September 30,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Champion Income Fund (the Fund) is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
The Fund's investment objective is to seek a high level of current income by investing in a diversified portfolio of high-yield, lower-rated, fixed-income securities that the Fund's investment Manager, OppenheimerFunds, Inc. (the
Manager), believes do not involve undue risk. The Fund's secondary objective is to seek capital growth when consistent with its primary objective. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone.
Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B,
C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed
(either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National
Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked"
prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued
debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid"
and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the
Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of
Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of September 30, 2005, the market value of these securities comprised 1.3% of the Fund's net assets and resulted in unrealized cumulative losses of $318,019.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date.
Normally the settlement date occurs within six months after the trade date;
however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2005, the Fund had purchased
$10,909,587 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2005, securities with an aggregate market value of $19,388,406, representing 1.31% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in
U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New
York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the
Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    DEPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
     UNDISTRIBUTED   UNDISTRIBUTED              ACCUMULATED    OTHER INVESTMENTS
     NET INVESTMENT      LONG-TERM                     LOSS   FOR FEDERAL INCOME
     INCOME                   GAIN     CARRYFORWARD 1,2,3,4         TAX PURPOSES
     ---------------------------------------------------------------------------
     $701,829                  $--             $426,361,850           $5,360,735

1. As of September 30, 2005, the Fund had $426,302,892 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2005, details of the capital loss carryforwards were as follows:

                   EXPIRING
                   ----------------------------------
                   2008                 $   2,190,148
                   2009                    30,381,616
                   2010                    94,306,197
                   2011                   235,839,091
                   2012                    63,585,840
                                        -------------
                   Total                $ 426,302,892
                                        =============

2. The Fund had $58,958 of post-October foreign currency losses which were deferred.

3. During the fiscal year ended September 30, 2005, the Fund utilized
$17,433,702 of capital loss carry forward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended September 30, 2004, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2005. Net assets of the Fund were unaffected by the reclassifications.

       INCREASE TO                     REDUCTION TO
       ACCUMULATED                  ACCUMULATED NET
       NET INVESTMENT                 REALIZED LOSS
       LOSS                          ON INVESTMENTS
       --------------------------------------------
       $2,009,275                        $2,009,275

The tax character of distributions paid during the years ended September 30,
2005 and September 30, 2004 was as follows:

                                         YEAR ENDED        YEAR ENDED
                                     SEPT. 30, 2005    SEPT. 30, 2004
       --------------------------------------------------------------
       Distributions paid from:
       Ordinary income                 $101,149,437      $117,756,295

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

       Federal tax cost of securities               $ 1,457,031,635
       Federal tax cost of other investments               (593,624)
                                                    ----------------
       Total federal tax cost                       $ 1,456,438,011
                                                    ================
       Gross unrealized appreciation                $    80,212,683
       Gross unrealized depreciation                    (85,573,418)
                                                    ----------------
       Net unrealized depreciation                  $    (5,360,735)
                                                    ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the
Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the
Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the
Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may
include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal
Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              YEAR ENDED SEPTEMBER 30, 2005         YEAR ENDED SEPTEMBER 30, 2004
                                   SHARES            AMOUNT              SHARES            AMOUNT
--------------------------------------------------------------------------------------------------

CLASS A
Sold                           24,627,065     $ 235,353,302          41,567,263     $ 391,849,534
Dividends and/or
distributions reinvested        5,248,018        50,011,508           5,595,690        52,821,467
Redeemed                      (35,858,021)     (341,734,024) 1      (37,188,670)     (350,979,341)
                             ---------------------------------------------------------------------
Net increase (decrease)        (5,982,938)    $ (56,369,214)          9,974,283     $  93,691,660
                             =====================================================================

--------------------------------------------------------------------------------------------------
CLASS B
Sold                            2,850,533     $  27,211,982           7,616,034     $  71,826,969
Dividends and/or
distributions reinvested        1,502,236        14,305,437           2,169,505        20,455,811
Redeemed                      (17,506,366)     (166,766,900) 1      (17,425,884)     (163,926,742)
                             ---------------------------------------------------------------------
Net decrease                  (13,153,597)    $(125,249,481)         (7,640,345)    $ (71,643,962)
                             =====================================================================

                              YEAR ENDED SEPTEMBER 30, 2005         YEAR ENDED SEPTEMBER 30, 2004
                                   SHARES            AMOUNT              SHARES            AMOUNT
--------------------------------------------------------------------------------------------------

CLASS C
Sold                            3,564,757     $  34,027,468           6,217,532     $  58,612,089
Dividends and/or
distributions reinvested          992,150         9,443,866           1,158,067        10,919,757
Redeemed                       (7,204,308)      (68,555,092) 1       (7,653,337)      (72,043,881)
                             ---------------------------------------------------------------------
Net decrease                   (2,647,401)    $ (25,083,758)           (277,738)    $  (2,512,035)
                             =====================================================================

--------------------------------------------------------------------------------------------------
CLASS N
Sold                            1,157,531     $  11,075,703           1,860,624     $  17,609,798
Dividends and/or
distributions reinvested          188,577         1,796,398             154,682         1,460,212
Redeemed                       (1,156,093)      (11,005,207) 1         (453,873)       (4,268,318)
                             ---------------------------------------------------------------------
Net increase                      190,015     $   1,866,894           1,561,433     $  14,801,692
                             =====================================================================

1. Net of redemption fees of $29,150, $10,651, $6,958 and $888 for Class A,
Class B, Class C and Class N, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2005, were as follows:

                                  PURCHASES             SALES
-------------------------------------------------------------
Investment securities          $778,640,641      $891,342,447

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.70% of the first $250 million of average annual net assets of the Fund, 0.65% of the next $250 million, 0.60% of the next $500 million, and
0.55% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended September 30, 2005, the Fund paid
$3,297,116 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
of up to 0.25% of the average annual net assets of Class A shares of the Fund.
The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the
Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and
Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or
Class N plan is terminated by the Fund or by the shareholders of a class, the
Board of Trustees and its independent trustees must determine whether the
Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2005 for Class B, Class C and Class N shares were $20,757,330, $8,037,009 and $408,088, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of
Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                               CLASS A          CLASS B          CLASS C          CLASS N
                              CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                            FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                        SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                          RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED                DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
---------------------------------------------------------------------------------------------------------

September 30, 2005           $414,011          $17,748         $875,328          $25,989          $15,839
---------------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended September 30, 2005,
OFS waived $22,067 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates.
Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of
Operations.

      As of September 30, 2005, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices
(financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities.
Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The
Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued
losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2005, the Fund had outstanding futures contracts as follows:

                                 EXPIRATION     NUMBER OF         VALUATION AS OF        UNREALIZED
CONTRACT DESCRIPTION                  DATES     CONTRACTS      SEPTEMBER 30, 2005      APPRECIATION
----------------------------------------------------------------------------------------------------

CONTRACTS TO PURCHASE
NASDAQ 100 Index                   12/15/05            25              $4,035,000           $ 3,531
                                                                                            --------
CONTRACTS TO SELL
Standard & Poor's 500 Index        12/15/05            15               4,628,625            14,756
                                                                                            --------
                                                                                            $18,287
                                                                                            ========

--------------------------------------------------------------------------------
7. ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the
Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation.
Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                     ACQUISITION                        VALUATION AS OF        UNREALIZED
SECURITY                                   DATES            COST     SEPTEMBER 30, 2005      DEPRECIATION
---------------------------------------------------------------------------------------------------------

Geotek Communications, Inc.,
Series B, Escrow Shares                   1/4/01     $     6,660                $    --       $     6,660
Prandium, Inc.                   3/19/99-7/18/02       3,803,300                  6,467         3,796,833
                                                     ----------------------------------------------------
                                                     $ 3,809,960                $ 6,467       $ 3,803,493
                                                     ====================================================

--------------------------------------------------------------------------------
8. SECURITIES LENDING

     The Fund  lends  portfolio  securities  from  time to time in order to earn additional  income.  In return,  the Fund receives  collateral in the form of US
Treasury  obligations  or cash,  against  the loaned  securities  and  maintains collateral  in an amount  not less than 100% of the  market  value of the loaned securities  during  the  period  of the loan.  The  market  value of the  loaned securities  is  determined  at the  close  of  business  of the  funds  and  any additional  required  collateral  is delivered to the Fund on the next  business day. If the borrower  defaults on its obligation to return the securities loaned because of insolvency or other  reasons,  the Fund could  experience  delays and cost in recovering the securities loaned or in gaining access to the collateral.
Cash collateral is invested in cash  equivalents.  The Fund retains a portion of the  interest  earned from the  collateral.  The Fund  continues  to receive the economic  benefit of interest or dividends paid on the securities  loaned in the form of a substitute  payment  received from the  borrower.  As of September 30,
2005, the Fund had no securities on loan.

--------------------------------------------------------------------------------
9. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the
Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds.
This complaint, initially filed in the U.S. District Court for the Southern
District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the
Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                                  Appendix A

                             RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

Long-Term Ratings: Bonds and Preferred Stock Issuer Ratings

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality.
They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations.
Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

Prime Rating System (Short-Term Ratings - Taxable Debt)
These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

Long-Term Issue Credit Ratings
Issue credit ratings are based in varying degrees, on the following considerations:
o       Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o       Nature of and provisions of the obligation; and
o       Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation  rated "AAA" have the highest rating assigned by Standard &
Poor's.  The  obligor's  capacity  to meet  its  financial  commitment  on the obligation is extremely strong.

AA: An obligation  rated "AA" differ from the highest rated  obligations  only in small degree.  The obligor's  capacity to meet its financial  commitment on the obligation is very strong.

A: An  obligation  rated "A" are  somewhat  more  susceptible  to the  adverse effects of changes in circumstances  and economic  conditions than obligations in  higher-rated  categories.  However,  the  obligor's  capacity  to meet its financial commitment on the obligation is still strong.

BBB:  An  obligation  rated  "BBB"  exhibit  adequate  protection  parameters.
However,  adverse  economic  conditions  or  changing  circumstances  are more likely to lead to a weakened  capacity  of the  obligor to meet its  financial commitment on the obligation.

BB, B, CCC, CC, and C
An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation  rated "BB" are less  vulnerable  to  nonpayment  than other
speculative  issues.   However,  they  face  major  ongoing  uncertainties  or
exposure to adverse business,  financial,  or economic  conditions which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

B: An obligation  rated "B" are more vulnerable to nonpayment than obligations rated "BB",  but the obligor  currently has the capacity to meet its financial commitment  on  the  obligation.  Adverse  business,  financial,  or  economic conditions  will likely impair the obligor's  capacity or  willingness to meet its financial commitment on the obligation.

CCC: An obligation  rated "CCC" are currently  vulnerable to  nonpayment,  and are dependent upon favorable business,  financial, and economic conditions for the obligor to meet its financial  commitment on the obligation.  In the event of adverse business,  financial,  or economic  conditions,  the obligor is not likely  to  have  the  capacity  to  meet  its  financial  commitment  on  the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C:  Subordinated  debt or preferred stock  obligations rated "C" are currently highly  vulnerable  to  nonpayment.  The "C"  rating  may be  used to  cover a situation where a bankruptcy  petition has been filed or similar action taken, but  payments  on this  obligation  are  being  continued.  A "C" also will be assigned to a preferred  stock issue in arrears on  dividends  or sinking fund payments, but that is currently paying.

D: An obligation rated "D" are in payment default.  The "D" rating category is used when payments on an  obligation  are not made on the date due even if the applicable  grace period has not expired,  unless  Standard & Poor's  believes that such payments will be made during such grace period.  The "D" rating also will be used  upon the  filing of a  bankruptcy  petition  or the  taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

Short-Term Issue Credit Ratings
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Notes:
A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o       Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o       Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

International Long-Term Credit Ratings
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

International Short-Term Credit Ratings
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                  Appendix B

                           Industry Classifications

Aerospace & Defense                  Household Products
Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                        Leisure Equipment & Products
Building Products                    Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor
                                     Equipment
Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

                                  Appendix C

        OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class
A shares(1) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(2) That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
          1) plans created or qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans(3)
         4) Group Retirement Plans(4)
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

        There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester
National Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."(5) This waiver provision applies to:
|_|     Purchases of Class A shares aggregating $1 million or more.
|_|     Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7) Custodial Plans) that:
         1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of
         $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|     Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|     Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.         Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|     The Manager or its affiliates.
|_|     Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|     Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|     Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|     Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers
         (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|     Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|     Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|     "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|     Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|     Directors, trustees, officers or full-time employees of OpCap
         Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|     Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|     A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|     Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|     Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|     A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|     A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.
|_|     Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from Retirement Plans.

B. Waivers of the Class A Initial and Contingent Deferred Sales Charges in
Certain Transactions.

1.      Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the
   Distributor on such purchases):
|_|     Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|     Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|     Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by
         recordkeepers.
|_|     Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_|     Shares purchased in amounts of less than $5.

2.      Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of
   0.25% is paid by the Distributor on purchases made within the first 6 months of plan establishment):
|_|     Retirement Plans that have $5 million or more in plan assets.
|_|     Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|     To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|     Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|     For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
4)      Hardship withdrawals, as defined in the plan.(6)
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.(7)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|     For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|     For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|     For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the
         Distributor.
III.     Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                         Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|     Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|     Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|     The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the
         Internal Revenue Code).
|_|     Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|     Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|     Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|     Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
|_|     Distributions(8) from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.(9)
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.(10)
         9) On account of the participant's separation from service.(11)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|     Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|     Shares sold to the Manager or its affiliates.
|_|     Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|     Shares issued in plans of reorganization to which the Fund is a party.
|_|     Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV.         Special Sales Charge Arrangements for Shareholders of Certain
     Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds. To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small- & Mid- Cap
   Value Fund
   Oppenheimer Quest Balanced Fund              Oppenheimer Quest
   International Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

        These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

        All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|     acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|     purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|     Reduced Class A Initial Sales Charge Rates for Certain Former Quest
for Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
        For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|     Waiver of Class A Sales Charges for Certain Shareholders. Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o       Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o       Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|     Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

        Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the
Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|     Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.
In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund.
The shares must have been acquired by the merger of a Former Quest for Value
Fund into the fund or by exchange from an Oppenheimer fund that was a Former
Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o       withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o       liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|     Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o       redemptions following the death or disability of the shareholder(s)
            (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o       withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10%
            of the initial value of the account value; adjusted annually, and
o       liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.          Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|     Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|     Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)      as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.        Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.      Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|     the Manager and its affiliates,
|_|     present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|     registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|     dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|     employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|     dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|     dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services

Oppenheimer Champion Income Fund

Internet Website:
      www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP (225.5677)

Custodian Bank
      JPMorgan Chase Bank
      4 Chase Metro Tech Center
      Brooklyn, New York 11245

Independent Registered Public Accounting Firm
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Counsel to the Funds
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

Counsel to the Independent Trustees
      Bell, Boyd & Lloyd LLC
      70 West Madison Street, Suite 3100
      Chicago, Illinois 60602

      1234
PX0190.001.0806

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(1) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(2) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(3) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(4) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(5) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(6) This provision does not apply to IRAs.
(7) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(8) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(9) This provision does not apply to IRAs.
(10) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(11) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

PART C

                       OPPENHEIMER CHAMPION INCOME FUND

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23.  Exhibits

(a)   (i) Amended and Restated Declaration of Trust dated 10/24/00:
Previously filed with Registrant's Post-Effective Amendment No. 22, 11/16/00, and incorporated herein by reference.

      (ii) Amendment No. 1 dated 1/25/02 to the Amended and Restated
Declaration of Trust dated 10/24/00: Previously filed with Registrant's
Post-Effective Amendment No. 24, 1/25/02, and incorporated herein by reference.

      (iii) Amendment No. 2 dated 4/16/02 to the Amended and Restated
Declaration of Trust dated 10/24/00: Previously filed with Registrant's
Post-Effective Amendment No. 25, 11/22/02, and incorporated herein by reference.

      (iv) Amendment No. 3 dated 8/27/02 to the Amended and Restated
Declaration of Trust dated 10/24/00: Previously filed with Registrant's
Post-Effective Amendment No. 25, 11/22/02, and incorporated herein by reference.

      (v) Amendment No. 4 dated 6/16/06 to the Amended and Restated
Declaration of Trust dated 10/24/00:  Previously filed with Registrant's
Post-Effective Amendment No. 31, 7/20/06, and incorporated herein by reference.

(b)   Amended and Restated By-Laws dated as of 10/24/00: Previously filed with Registrant's Post-Effective Amendment No. 24, 1/25/02, and incorporated herein by reference.

(c)   (i) Specimen Class A Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 24, 1/25/02, and incorporated herein by reference.

      (ii) Specimen Class B Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 24, 1/25/02, and incorporated herein by reference.

      (iii) Specimen Class C Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 24, 1/25/02, and incorporated herein by reference.

      (iv) Specimen Class N Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 24, 1/25/02, and incorporated herein by reference.

(d)   Amended and Restated Investment Advisory Agreement dated 1/1/05:
Previously filed with Registrants Post-Effective Amendment No. 28, 11/28/05, and incorporated herein by reference.

(e)   (i) General Distributor's Agreement dated 10/13/92: Previously filed with Post-Effective Amendment No. 10 to Registrant's Registration Statement,
1/28/93, and refiled with Registrant's Post-Effective Amendment No. 13,
1/24/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(ii)  Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

(iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

(iv)  Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

(v)   Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(vi)  Form of Trust Company Agency Agreement of OppenheimerFunds Distributor,
Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(f)   Form of Deferred Compensation Agreement for Disinterested
Trustees/Directors: Previously filed with Post-Effective Amendment No. 40 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/98, and incorporated herein by reference.

(g)   (i)  Global Custody Agreement dated August 16, 2002: Previously filed with Post-Effective Amendment No. 41 to the Registration Statement of
Oppenheimer Variable Account Funds (Reg. No. 2-93177), 4/28/03, and
incorporated herein by reference.

      (ii) Amendment dated October 2, 2003 to the Global Custody Agreement dated August 16, 2002: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Principal Protected Trust II (Reg.
333-108093), 11/6/03, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel dated 9/30/87: Previously filed with
Registrant's Pre-Effective Amendment No. 2, 10/6/87, and refiled with
Registrant's Post-Effective Amendment No. 13, 1/24/95, pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(j)   Consent of Independent Registered Public Accounting Firm:  Filed
herewith.

(k)   Not applicable.

(l)   Investment Letter dated 10/1/87 from Champion Asset Management
Corporation to Registrant: Previously filed with Registrant's Post-Effective
Amendment No. 1, 4/28/88, and incorporated herein by reference.

(m)   (i) Amended and Restated Service Plan and Agreement for Class A shares dated 4/26/04: Previously filed with Registrant's Post-Effective Amendment
No. 27, 11/24/04, and incorporated herein by reference.

      (ii) Amended and Restated Distribution and Service Plan and Agreement
for Class B shares dated 2/24/98: Previously filed with Registrant's
Post-Effective Amendment No. 27, 11/24/04, and incorporated herein by reference.

      (iii) Amended and Restated Distribution and Service Plan and Agreement
for Class C shares dated 2/23/04: Previously filed with Registrant's
Post-Effective Amendment No. 27, 11/24/04, and incorporated herein by reference.

      (iv) Distribution and Service Plan and Agreement for Class N shares dated 10/24/00 under Rule 12b-1 of the Investment Company Act of 1940:
Previously filed with Registrant's Post-Effective Amendment No. 25, 11/22/02, and incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
8/11/05: Previously filed with Post-Effective Amendment No. 5 to the
Registration Statement of Oppenheimer Main Street Opportunity Fund (Reg. No.
333-40186), 9/27/05, and incorporated herein by reference.

(o)    Powers of Attorney dated December 13, 2004 for all Trustees/Directors and Officers: Previously filed with Post-Effective Amendment No. 44 to the
Registration Statement of Oppenheimer Variable Account Funds (Reg. No.
2-93177), 2/25/05, and incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated
March 31, 2006 under Rule 17j-1 of the Investment Company Act of 1940:
Previously filed with Post-Effective Amendment No. 13 to the Registration
Statement of Oppenheimer MidCap Fund (Reg. No. 333-31533), (4/7/06), and
incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

--------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc. Other Business and Connections  During the Past Two
                            Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy L. Abbuhl,          Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Emeline S. Adwers,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Agan,                Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc. and  Shareholders  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OFI Private Investments, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carl Algermissen,           Formerly   Associate  Counsel  &  Legal  Compliance
Vice President & Associate  Officer at Great West-Life & Annuity  Insurance Co.
Counsel                     (February 2004-October 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Amato,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik Anderson,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Beck Apostolopoulos, None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Janette Aprilante,          Secretary  (since  December  2001)  of:  Centennial
Vice President & Secretary  Asset  Management   Corporation,   OppenheimerFunds
                            Distributor,  Inc.,  HarbourView  Asset  Management
                            Corporation  (since  June 2003),  Oppenheimer  Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,   Shareholder   Services,   Inc.,
                            Trinity  Investment  Management  Corporation (since
                            January  2005),  OppenheimerFunds  Legacy  Program,
                            OFI  Private  Investments,  Inc.  (since June 2003)
                            and  OFI  Institutional   Asset  Management,   Inc.
                            (since  June  2003).  Assistant  Secretary  of  OFI
                            Trust Company (since December 2001).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hany S. Ayad,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Baker,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Bailey,            Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc.  (since March 2006).  Formerly Vice  President
                            at T. Row  Price  Group  (September  2000 - January
                            2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Baldwin,            President  and  Director of  Shareholder  Financial
Executive Vice President    Services,   Inc.  and  Shareholder  Services,  Inc.
                            Formerly  Managing Director at Deutsche Bank (March
                            2001 - March 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Michael Banta,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joanne Bardell,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adam Bass,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Baum,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeff Baumgartner,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Baylin,                Formerly  Portfolio  Manager at J.P.  Morgan  (June
Vice President              2002-August 2005.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Todd Becerra,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lalit K. Behal              Assistant    Secretary   of    HarbourView    Asset
Assistant Vice President    Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Beichert,          Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President       Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald B. Bellamy,          Assistant  Vice  President  (Sales  Manager  of the
Assistant Vice President    International  Division) of OFI Institutional Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik S. Berg,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Bertucci,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rajeev Bhaman,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig Billings,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Binning,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert J. Bishop,           Treasurer (since October 2003) of  OppenheimerFunds
Vice President              Distributor,  Inc. and Centennial  Asset Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Beth Bleimehl,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John R. Blomfield,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa I. Bloomberg,          Formerly First Vice  President & Associate  General
Vice President & Associate  Counsel  of  UBS   Financial   Services  Inc.  (May
Counsel                     1999-May 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Veronika Boesch,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Chad Boll,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antulio N. Bomfim,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John C. Bonnell,            Vice  President  of  Centennial   Asset  Management
Vice President              Corporation.   Formerly  a  Portfolio   Manager  at
                            Strong Financial Corporation (May 1999-May 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michelle Borre Massick,     None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori E. Bostrom,            Formerly  Vice  President  &  Corporate  Counsel at
Vice President & Senior     Prudential  Financial Inc. (October 2002 - November
Counsel                     2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Bourgeois,             Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Boydell,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Bromberg,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joan Brunelle,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristine Bryan-Levin,       Formerly  Senior Vice  President at Brown  Brothers
Vice President              Harriman (November 2002 - May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stephanie Bullington,       Formerly   Fund   Accounting   Manager  at  Madison
Assistant Vice President    Capital  Management  Company  (July  2005 - October
                            2005 and Fund  Accounting  Officer  at  Butterfield
                            Fund  Services  (Bermuda)  Limited (a wholly  owned
                            subsidiary  of the Bank of NT  Butterfield  & Sons)
                            (September 2003 - June 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Burke,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Burns,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Geoffrey Caan,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Campbell,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine Carroll,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Debra Casey,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maria Castro,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Chaffee,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Chibnik,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Sheng Chu,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Clark,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
H.C. Digby Clements,        None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Peter V. Cocuzza,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald James Concepcion,    Formerly  (until  November  2004) an RIA  Marketing
Assistant Vice President    Associate of OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Corbett,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Susan Cornwell,             Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc.  and  Shareholder  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OppenheimerFunds Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cheryl Corrigan,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Belinda J. Cosper,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott Cottier,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Coulston,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George Curry,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie C. Cusker,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Dachille,             Formerly   Fixed   Income   Director   at  National
Vice President              Railroad  Retirement  Investment  Trust (May 2003 -
                            May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Damian,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Demarco,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig P. Dinsell,           None
Executive Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randall C. Dishmon,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gavin Dobson,               Formerly  President at Britannic  Asset  Management
Vice President              International (September 2001 - May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rebecca K. Dolan,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven D. Dombrower,        Senior Vice  President of OFI Private  Investments,
Vice President              Inc.;    Vice    President   of    OppenheimerFunds
                            Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Doyle,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bruce C. Dunbar,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Dvorak,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Edmiston,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
A. Taylor Edwards,          Formerly  Associate at Dechert LLP (September  2000
Assistant Vice President &  - December 2005).
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Venkat Eleswarapu,          Formerly  Associate  Professor  of Finance at Texas
Vice President              Tech  University  (July 2005 -  December  2005) and
                            Assistant   Professor   of  Finance   at   Southern
                            Methodist University (January 1999 - May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel R. Engstrom,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James Robert Erven          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George R. Evans,            None
Senior Vice President &
Director of International
Equities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward N. Everett,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathy Faber,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Falicia,              Assistant   Secretary   (as  of   July   2004)   of
Assistant Vice President    HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew Farkas,             Formerly  Associate at Epstein Becker & Grenn, P.C.
Assistant Vice President    (September 2000 - March 2006).
and Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristie Feinberg,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Emmanuel Ferreira,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald H. Fielding,         Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President;      Inc.;  Director  of ICI Mutual  Insurance  Company;
Chairman of the Rochester   Governor  of St.  John's  College;  Chairman of the
Division                    Board  of  Directors  of  International  Museum  of
                            Photography at George Eastman House.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bradley G. Finkle,          Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.       Formerly      Head      of      Business
                            Management/Proprietary  Distribution  at  Citigroup
                            Asset Management (August 1986-September 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John E. Forrest,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Foxhoven,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Colleen M. Franca,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barbara Fraser,             Formerly  Attorney in Private  Practice (April 2000
Vice President & Associate  - November 2005).
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Frengillo,           Formerly  Continuous   Improvement  Manager  at  RR
Assistant Vice President    Donnelley & Sons (February 1988 - June 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dominic Freud,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dan Gagliardo,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hazem Gamal,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Seth Gelman,                Formerly  an  Associate  in  the  Asset  Management
Vice President              Legal  Department at Goldman Sachs & Co.  (February
                            2003 - August 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Gerlach,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Subrata Ghose,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles W. Gilbert,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Gibson,                Formerly  Manager at Barclays Capital (January 2002
Assistant Vice President    - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip S. Gillespie,       Formerly  First Vice  President  of  Merrill  Lynch
Senior Vice President &     Investment Management (2001 to September 2004).
Deputy General Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alan C. Gilston,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill E. Glazerman,          None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin J. Gord,           Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation   and   of  OFI   Institutional   Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leyla Greengard,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert B. Grill,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol Guttzeit,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Haley,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marilyn Hall,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Haney,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Hauenstein,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert W. Hawkins,          Formerly an  Associate at Shearman and Sterling LLP
Assistant Vice President &  (July  2004  -  August   2005)  and   Dechert   LLP
Assistant Counsel           (September 2000 -June 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas B. Hayes,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer Heathwood,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Heidi Heikenfeld,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annika Helgerson,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward Henderson,           Formerly Director of Corporate  Purchasing and Risk
Assistant Vice President    Management  at  StarTek  Inc.  (January  2003 - May
                            2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Hermann,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dennis Hess,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph Higgins,             Vice   President   of   OFI   Institutional   Asset
Vice President              Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dorothy F. Hirshman,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Hoelscher,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Hourihan,             Assistant  Secretary  of  OFI  Institutional  Asset
Vice President & Associate  Management,  Inc. (since April 2006). Formerly Vice
Counsel                     President  and  Senior  Counsel  at   Massachusetts
                            Financial Service Company (June 2004 - March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward Hrybenko,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott T. Huebl,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Margaret Hui,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dana Hunter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Huttlin,               Senior   Vice    President    (Director    of   the
Vice President              International  Division)  (since  January  2004) of
                            OFI Institutional Asset Management,  Inc.; Director
                            (since  June  2003)  of   OppenheimerFunds   (Asia)
                            Limited.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James G. Hyland,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Bridget Ireland,      Vice    President    (since    January   2004)   of
Vice President              OppenheimerFunds Distributor Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen T. Ives,           Vice   President   and   Assistant   Secretary   of
Vice President, Senior      OppenheimerFunds  Distributor, Inc. and Shareholder
Counsel & Assistant         Services,  Inc.;  Assistant Secretary of Centennial
Secretary                   Asset  Management   Corporation,   OppenheimerFunds
                            Legacy Program and Shareholder  Financial Services,
                            Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Jaume,              Senior  Vice   President   of   HarbourView   Asset
Vice President              Management  Corporation and OFI Institutional Asset
                            Management, Inc.; Director of OFI Trust Company.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Frank V. Jennings,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Jennings,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Michael Johnson,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Kadehjian,             Formerly Vice  President,  Compensation  Manager at
Assistant Vice President    The Bank of New York (November 1996-November 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Kandilis,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rezo Kanovich,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas W. Keffer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Keogh,              Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Kiernan,               Formerly  Vice  President  and  Senior   Compliance
Assistant Vice President &  Officer,   Guardian  Trust  Company,   FSB  at  The
Marketing Compliance        Guardian Life  Insurance  Company of America (since
Manager                     February 1998 - November 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin S. Korn,             Formerly  a  Senior  Vice   President  at  Bank  of
Senior Vice President       America    (Wealth   and   Investment    Management
                            Technology Group) (March 2002-August 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dimitrios Kourkoulakos,     None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Kramer,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Kunz,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gloria LaFond,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Lamentino,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Lange,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc. and OFI Private Investments, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey P. Lagarce,         President   &  Chief   Marketing   Officer  of  OFI
Senior Vice President       Institutional Asset Management,  Inc. as of January
                            2005.  Formerly  Executive Vice  President-Head  of
                            Fidelity  Tax-Exempt  Services Business at Fidelity
                            Investments (August 1996-January 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Latino,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristina Lawrence,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gayle Leavitt,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher M. Leavy,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Lee,                  Formerly  Vice  President  at Delaware  Investments
Vice President              (October 2000 - February 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randy Legg,                 None
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Leitzinger,           Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc. and Shareholder Financial Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Justin Leverenz,            Formerly, a research/technology  analyst at Goldman
Vice President              Sachs, Taiwan (May 2002-May 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael S. Levine,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Levitt,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gang Li,                    None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shanquan Li,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie A. Libby,             Senior Vice  President  of OFI Private  Investment,
Senior Vice President       Inc.  Formerly  Executive  Vice  President  & Chief
                            Operating  Officer at Fred Alger  Management,  Inc.
                            (July 1996 - February 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Lifshey,             Formerly  a  Marketing  Manager  at PIMCO  Advisors
Assistant Vice President    (January 2002-September 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mitchell J. Lindauer,       None
Vice President & Assistant
General Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bill Linden,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Malissa B. Lischin,         Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Lolli,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel G. Loughran          None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patricia Lovett,            Vice President of Shareholder  Financial  Services,
Vice President              Inc.  and  Senior  Vice  President  of  Shareholder
                            Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Misha Lozovik,              Formerly  Senior  Director at Clinical  Development
Vice President              Capital   LLC/Care   Capital  LLC  (August  2002  -
                            October 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven Lucaccini,           Formerly  Director  and High  Yield  Analyst at UBS
Assistant Vice President    Global  Asset  Management  (November  2001 -  April
                            2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dongyan Ma,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Macchia,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark H. Madden,             Formerly  Senior Vice President & Senior  Portfolio
Vice President              Manager with Pioneer  Investments,  Inc. (July 1990
                            - July 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry Mandzij,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angelo G. Manioudakis       Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and of  OFI  Institutional
                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Susan Mattisinko,           Assistant  Secretary of Centennial Asset Management
Vice President & Associate  Corporation,     HarbourView    Asset    Management
Counsel                     Corporation,    Trinity    Investment    Management
                            Corporation,  OppenheimerFunds  Legacy Program, OFI
                            Private Investments,  Inc., OFI Institutional Asset
                            Management,   Inc.  and   Oppenheimer   Real  Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carolyn Maxson,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William T. Mazzafro,        Formerly  self-employed as a consultant  securities
Assistant Vice President    (January 2004 - December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trudi McKenna,              Formerly  Leadership   Development   Supervisor  at
Assistant Vice President    JetBlue Airways (July 2003 - October 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jay Mewhirter,              Formerly  Director of  Application  Development  at
Vice President              AMVESCAP (September 1999 - March 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elizabeth McCormack,        Vice   President   and   Assistant   Secretary   of
Vice President              HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McDonnell,           Formerly  Senior  Vice  President  at Lehman  Bros.
Vice President              (April 1995 - March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McGovern,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles L. McKenzie,        Chairman of the Board,  Director,  Chief  Executive
Senior Vice President       Officer  and   President  of  OFI  Trust   Company;
                            Chairman,    Chief   Executive    Officer,    Chief
                            Investment    Officer    and    Director   of   OFI
                            Institutional   Asset   Management,   Inc.;   Chief
                            Executive  Officer,   President,   Senior  Managing
                            Director   and   Director  of   HarbourView   Asset
                            Management   Corporation;    Chairman,   President;
                            Director   of   Trinity    Investment    Management
                            Corporation and Vice President of Oppenheimer  Real
                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Medev,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucienne Mercogliano,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Andrew J. Mika,             None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jan Miller,                 Formerly a  Supervisor  at Janus (May  2004-October
Assistant Vice President    2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rejeev Mohammed,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nikolaos D. Monoyios,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Mulachy,               None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John V. Murphy,             President and  Management  Director of  Oppenheimer
Chairman, President, Chief  Acquisition   Corp.;   President  and  Director  of
Executive Officer &         Oppenheimer Real Asset Management,  Inc.;  Chairman
Director                    and  Director of  Shareholder  Services,  Inc.  and
                            Shareholder  Financial Services,  Inc.; Director of
                            Centennial    Asset     Management     Corporation,
                            OppenheimerFunds     Distributor,     Inc.,     OFI
                            Institutional   Asset  Management,   Inc.,  Trinity
                            Investment Management Corporation,  Tremont Capital
                            Management,   Inc.,  HarbourView  Asset  Management
                            Corporation  and  OFI  Private  Investments,  Inc.;
                            Executive  Vice President of  Massachusetts  Mutual
                            Life   Insurance    Company;    Director   of   DLB
                            Acquisition   Corporation;    a   member   of   the
                            Investment Company Institute's Board of Governors.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Meaghan Murphy,             Formerly Marketing  Professional,  RFP Writer at JP
Assistant Vice President    Morgan  Fleming  Asset   Management   (May  2002  -
                            October 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Suzanne Murphy,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas J. Murray,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kenneth Nadler,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Newman,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Nichols,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Norman,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James B. O'Connell,         Formerly    a   Senior    Designer    Manager    of
Assistant Vice President    OppenheimerFunds,   Inc.  (April  2002  -  December
                            2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew O'Donnell,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tony Oh,                    Formerly  Director  of SEC  Reporting  at  Teletech
Assistant Vice President    Holdings (July 2004 - April 2005.  Audit Manager at
                            Deloitte & Touche (January 1997 - June 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John O'Hare,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John J. Okray,              Formerly Vice President,  Head of Trust  Operations
Vice President              at Lehman Brothers (June  2004-October  2004) prior
                            to  which  he  was  an  Assistant  Vice  President,
                            Director  of  Trust  Services  at  Cambridge  Trust
                            Company (October 2002-June 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lerae A. Palumbo,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Anthony Parish,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Patton,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Pellegrino,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allison C. Pells,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert H. Pemble,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori L. Penna,              Formerly  an  RFP   Manager/Associate  at  JPMorgan
Vice President              Chase & Co. (June 2001-September 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Petersen,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marmeline Petion-Midy,      Formerly a Senior  Financial  Analyst  with General
Assistant Vice President    Motors,  NY  Treasurer's  Office  (July  2000-Augut
                            2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Pfeffer,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President &     Management Corporation since February 2004.
Chief Financial Officer
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sanjeev Phansalkar,         Formerly   Consultant  at  The  Solomon-Page  Group
Assistant Vice President    (October 2004 - September 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Phillips,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott Phillips,             Formerly   Vice    President   at   Merrill   Lynch
Vice President              Investment Management (June 2000-July 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gary Pilc,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Piper,                 Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeaneen Pisarra,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nicolas Pisciotti,          Formerly  Assistant  Vice  President  at ING (April
Assistant Vice President    2002 - May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jason Pizzorusso,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Poiesz,               Formerly  a Senior  Portfolio  Manager  at  Merrill
Senior Vice President,      Lynch (October 2002-May 2004).
Head of Growth Equity
Investments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sergei Polevikov,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Semyon Polyak,              Formerly Vice  President and  Co-Portfolio  Manager
Vice President              at Pioneer Investments (June 1998 - August 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey Portnoy,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Preuss,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen Puckett,              Formerly   Sennior   Program   Manager  at  Dendant
Assistant Vice President    Telecommunications (May 2002-September 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jane C. Putnam,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Quarles,               Formerly a Principal at AIM Management  Group, Inc.
Assistant Vice President    (October 1997-October 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael E. Quinn,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie S. Radtke,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Norma J. Rapini,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Corry E. Read,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Reinganum,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Reiter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Rhodes,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Richter,               Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.  Formerly Investment Officer at Alaska
                            Permanent Fund  Corporation  (April 2005 - February
                            2006);  Vice President at Loomis Sayles & Co. (July
                            1997 - April 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Claire Ring,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Grace Roberts,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Robertson,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Robis,               Formerly a Proprietary  Trader at J.P. Morgan Chase
Assistant Vice President    & Co. (May 2004-May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antoinette Rodriguez,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacey Roode,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey S. Rosen,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacy Roth,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James H. Ruff,              President    &   Director    of    OppenheimerFunds
Executive Vice President    Distributor,  Inc. and Centennial  Asset Management
                            Corporation;   Executive   Vice  President  of  OFI
                            Private Investments, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adrienne Ruffle,            Formerly an  Associate  with Sidley  Austin Brown &
Assistant Vice President &  Wood LLP (September 2002-February 2005).
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kim Russomanno,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald Rutledge,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie Anne Ryan,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Ryan,               Formerly a research  analyst in the large  equities
Vice President              group at Credit  Suisse  Asset  Management  (August
                            2001-June 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rohit Sah,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Valerie Sanders,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Karen Sandler,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rudi W. Schadt,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen P. Schoenfeld,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott A. Schwegel,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allan P. Sedmak             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer L. Sexton,         Senior Vice  President of OFI Private  Investments,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Asutosh Shah,               Formerly   Vice    President   at   Merrill   Lynch
Vice President              Investment   Managers  (February  2002  -  February
                            2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kamal Shah,                 Formerly  Senior Vice  President  Chief  Technology
Vice President              Officer at Tremont Capital  Management  (March 1998
                            - July 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nava Sharma,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Satvinder Singh,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Siomades,            Formerly Vice  President,  Portfolio  Management at
Vice President              Curian  Capital  LLC  (December  2002  -  September
                            2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David C. Sitgreaves,        None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward James Sivigny        None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Enrique H. Smith,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Louis Sortino,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith J. Spencer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marco Antonio Spinar,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard A. Stein,           None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur P. Steinmetz,        Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer Stevens,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John P. Stoma,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Amy Sullivan,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Deborah A. Sullivan,        Secretary of OFI Trust Company.
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Sussman,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Swaney,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian C. Szilagyi,          Director of Financial  Reporting and  Compliance at
Assistant Vice President    First Data Corporation (April 2003-June 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew Tartaglia,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin Telles,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Toner,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melinda Trujillo,           Formerly  Senior  Manager at CoBank,  ACB  (January
Assistant Vice President    2004 - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leonid Tsvayg,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith Tucker,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cameron Ullyat,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angela Uttaro,              None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark S. Vandehey,           Vice  President  and Chief  Compliance  Officer  of
Senior Vice President &     OppenheimerFunds   Distributor,   Inc.,  Centennial
Chief Compliance Officer    Asset   Management   Corporation   and  Shareholder
                            Services,   Inc.;  Chief   Compliance   Officer  of
                            HarbourView  Asset  Management  Corporation,   Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,  Trinity  Investment   Management
                            Corporation,  OppenheimerFunds  Legacy Program, OFI
                            Private  Investments Inc. and OFI Trust Company and
                            OFI Institutional Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maureen Van Norstrand,      None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nancy Vann,                 Formerly   Assistant  General  Counsel  at  Reserve
Vice President & Assistant  Management Company, Inc. (April to December 2004).
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rene Vecka,                 None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Vermette,           Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elaine Villas-Obusan,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip F. Vottiero,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Walsh,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry A. Webman,            Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher D. Weiler,      None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adam Weiner,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barry D. Weiss,             Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation  and  of  Centennial  Asset  Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melissa Lynn Weiss,         None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christine Wells,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph J. Welsh,            Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Diederick Werdmolder,       Director  of  OppenheimerFunds  International  Ltd.
Senior Vice President       and   OppenheimerFunds   plc  and  OppenheimerFunds
                            (Asia)  Limited;  Senior Vice  President  (Managing
                            Director  of  the  International  Division)  of OFI
                            Institutional Asset Management, Inc..
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine M. White,         Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor,  Inc.;  member of the American Society
                            of Pension Actuaries (ASPA) since 1995.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William L. Wilby,           None
Senior Vice President &
Senior Investment Officer,
Director of Equities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Troy Willis,                None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Donna M. Winn,              President,  Chief  Executive  Officer & Director of
Senior Vice President       OFI   Private   Investments,   Inc.;   Director   &
                            President  of   OppenheimerFunds   Legacy  Program;
                            Senior   Vice    President   of    OppenheimerFunds
                            Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Philip Witkower,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian W. Wixted,            Treasurer   of   HarbourView    Asset    Management
Senior Vice President &     Corporation;  OppenheimerFunds  International Ltd.,
Treasurer                   Oppenheimer    Real   Asset    Management,    Inc.,
                            Shareholder Services,  Inc.,  Shareholder Financial
                            Services, Inc., OFI Private Investments,  Inc., OFI
                            Institutional      Asset     Management,      Inc.,
                            OppenheimerFunds  plc and  OppenheimerFunds  Legacy
                            Program;  Treasurer and Chief Financial  Officer of
                            OFI   Trust   Company;   Assistant   Treasurer   of
                            Oppenheimer Acquisition Corp.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol E. Wolf,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and  of  Centennial  Asset
                            Management Corporation;  serves on the Board of the
                            Colorado Ballet.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Oliver Wolff,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Wolfgruber,            Director  of  Tremont  Capital  Management,   Inc.,
Executive Vice President,   HarbourView  Asset  Management  Corporation and OFI
Chief Investment Officer &  Institutional  Asset  Management,  Inc. (since June
Director                    2003).    Management    Director   of   Oppenheimer
                            Acquisition Corp. (since December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Caleb C. Wong,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward C. Yoensky,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucy Zachman,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert G. Zack              General  Counsel  of  Centennial  Asset  Management
Executive Vice President &  Corporation;   General   Counsel  and  Director  of
General Counsel             OppenheimerFunds  Distributor,  Inc.;  Senior  Vice
                            President and General Counsel of HarbourView  Asset
                            Management  Corporation and OFI Institutional Asset
                            Management,  Inc.;  Senior Vice President,  General
                            Counsel  and  Director  of  Shareholder   Financial
                            Services,  Inc.,  Shareholder  Services,  Inc., OFI
                            Private  Investments,  Inc. and OFI Trust  Company;
                            Director     and     Assistant     Secretary     of
                            OppenheimerFunds      International     Ltd     and
                            OppenheimerFunds  plc;  Vice  President,  Secretary
                            and  General  Counsel  of  Oppenheimer  Acquisition
                            Corp.;   Director   of   Oppenheimer   Real   Asset
                            Management,   Inc.  and   OppenheimerFunds   (Asia)
                            Limited);   Vice   President  of   OppenheimerFunds
                            Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Neal A. Zamore,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Anna Zatulovskaya,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark D. Zavanelli,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alex Zhou,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur J. Zimmer,           Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Aggressive Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal
     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Oppenheimer Real Asset Management,
Inc. and OppenheimerFunds Legacy Program is 6803 South Tucson Way,
Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Acquisition Corp., OFI
Private Investments Inc., OFI Institutional Asset Management, Inc. and
Oppenheimer Trust Company is Two World Financial Center, 225 Liberty Street,
11th Floor, New York, New York 10281-1008.

The address of Tremont Capital Management, Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds (Asia) Limited is Central Tower, 28 Queen's
Road, Suite 1601, Central, Hong Kong.

Item 27. Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this
Registration Statement and listed in Item 26(b) above (except Panorama Series
Fund, Inc.) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Abbhul(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anthony Allocco(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(2)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Barker                    Vice President            None
1723 W. Nelson Street
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rocco Benedetto(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop(1)             Treasurer                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David A. Borrelli               Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey R. Botwinick            Vice President            None
4431 Twin Pines Drive
Manlius, NY 13104
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Brennan(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Campbell(1)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Chonofsky                Vice President            None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelanto Ciaglia(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Clayton(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rodney Constable(1)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neev Crane                      Vice President            None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julian C. Curry                 Vice President            None
5801 Nicholson Lane, Suite 420
North Bethesda, MD 20852
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia                Vice President            None
21 Woodhill Road
Chatham, NY 12037
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Dombrower                Vice President            None
13 Greenbrush Court
Greenlawn, NY 11740
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ryan C. Drier                   Vice President            None
2240 Breton Road SE
Grand Rapids, MI 49525
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hillary Eigen(2)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Fahey                 Senior Vice President     None
9511 Silent Hills Lane
Lone Tree, CO 80124
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deanna Farrugia(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark J. Ferro                   Senior Vice President     None
104 Beach 221st Street
Breezy Point, NY 11697
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradley Finkle(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric P. Fishel                  Vice President            None
725 Boston Post Rd., #12
Sudbury, MA 01776
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn                Senior Vice President     None
14083 East Fair Avenue
Englewood, CO 80111
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J") Fortuna(2)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jayme D. Fowler                 Vice President            None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Gottesman               Vice President            None
255 Westchester Way
Birmingham, MI 48009
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kahle Greenfield(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Grossjung                  Vice President            None
4002 N. 194th Street
Elkhorn, NE 68022
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James E. Gunther                Vice President            None
603 Withers Circle
Wilmington, DE 19810
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin J. Healy(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Hennessey                 Vice President            None
8634 Forest Run Lane
Orlando, FL 32836
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch                  Vice President            None
37 Hollow Road
Stonybrook, NY 11790
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shonda Rae Jaquez(2)            Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric K. Johnson                 Vice President            None
8588 Colonial Drive
Lone Tree, CO 80124
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue South
Minneapolis, MN 55419
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(1)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthur Loop
Bend, OR 97702
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David T. Kuzia                  Vice President            None
10258 S. Dowling Way
Highlands Ranch, CO 80126
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul R. LeMire                  Assistant Vice President  None
7 Cormorant Drive
Middletown, NJ 07748
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric J. Liberman                Vice President            None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Loncar                   Vice President            None
1401  North Taft  Street,  Apt.
726
Arlington, VA 22201
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Lyman                     Vice President            None
7425 Eggshell Drive
N. Las Vegas, NV 89084
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Malik                   Vice President            None
546 Idylberry Road
San Rafael, CA 94903
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough               Vice President            None
533 Valley Road
New Canaan, CT 06840
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent C. McGowan                 Vice President            None
9510 190th Place SW
Edmonds, WA 98020
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Medina                 Vice President            None
3009 Irving Street
Denver, CO 80211
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew L. Michaelson           Vice President            None
1250 W. Grace, #3R
Chicago, IL 60613
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clint Modler(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Moser                    Vice President            None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David W. Mountford              Vice President            None
7820 Banyan Terrace
Tamarac, FL 33321
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gzim Muja                       Vice President            None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy(2)               Director                  President & Trustee
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John S. Napier                  Vice President            None
17 Hillcrest Ave.
Darien, CT 06820
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradford G. Norford             Vice President            None
5095 Lahinch Ct.
Westerville, OH 43082
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Park(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
6 Lawton Ct.
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine M. Puleo-Carter(2)       Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard E. Rath                 Vice President            None
46 Mt. Vernon Ave.
Alexandria, VA 22301
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William J. Raynor(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nicole Robbins(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Saunders                   Vice President            None
2251 Chantilly Ave.
Winter Park, FL 32789
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Schmitt(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Schmitt                  Vice President            None
40 Rockcrest Rd
Manhasset, NY 11030
---------------------------------------------------------------------------------
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William Schories                Vice President            None
3 Hill Street
Hazlet, NJ 07730
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles F. Scully               Vice President            None
125 Cypress View Way
Apex, NC 27502
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Sexton(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Sheluck(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debbie A. Simon                 Vice President            None
55 E. Erie St., #4404
Chicago, IL 60611
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryant Smith(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Bruce Smith             Vice President            None
3635 NW Sierra Drive,
Camas, WA 98607
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Spencer          Vice President            None
2353 W 118th Terrace
Leawood, KS 66211
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John A. Spensley                Vice President            None
375 Mallard Court
Carmel, IN 46032
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alfred St. John(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan Stein                     Vice President            None
8 Longwood Rd.
Voorhees, NJ 08043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss(3)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William K. Tai                  Vice President            None
12701 Prairie Drive
Urbandale, IA 50323
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Temple(2)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barrie L. Tiedemann             Vice President            None
1774 Sheridan Drive
Ann Arbor, MI 48104
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey(1)             Vice President and Chief  Vice President and
                                Compliance Officer        Chief Compliance
                                                          Officer
---------------------------------------------------------------------------------
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Vincent Vermete(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cynthia Walloga(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
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Chris G. Werner                 Vice President            None
98 Crown Point Place
Castle Rock, CO 80108
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter Winters                   Vice President            None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Meredith Wolff(2)               Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Vice President &
                                Director                  Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Walter Zinych                   Vice President            None
630 North Franklin St., Apt.
718
Chicago, IL 60610
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Zito(1)                  Vice President            None
---------------------------------------------------------------------------------

(1) 6803 South Tucson Way, Centennial, CO 80112-3924
(2) Two World Financial Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3) 350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by
Registrant pursuant to Section 31(a) of the Investment Company Act of 1940
and rules promulgated thereunder are in the possession of OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment  Company Act of 1940, the Registrant  certifies that it meets all the requirements for effectiveness of this  Registration  Statement  pursuant to rule
485(b) under the Securities Act and has duly caused this Registration  Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of New York and State of New York on the 4th day of August, 2006.

                     Oppenheimer Champion Income Fund

                     By:      /s/ John V. Murphy*
                             John V. Murphy, President,
                             Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                         Date

/s/ William L. Armstrong*     Chairman of the               August 4, 2006
William L. Armstrong          Board of Trustees

/s/ John V. Murphy*           President, Principal          August 4, 2006

John V. Murphy                Executive Officer and Trustee

/s/ Brian W. Wixted*          Treasurer, Principal          August 4, 2006
Brian W. Wixted               Financial & Accounting Officer

/s/ Robert G. Avis*           Trustee                       August 4, 2006

Robert G. Avis

/s/ George C. Bowen*          Trustee                       August 4, 2006

George C. Bowen

/s/ Edward L. Cameron*        Trustee                       August 4, 2006

Edward L. Cameron

/s/ Jon S. Fossel*            Trustee                       August 4, 2006

Jon S. Fossel

/s/ Sam Freedman*             Trustee                       August 4, 2006

Sam Freedman

/s/ Beverly L. Hamilton*      Trustee                       August 4, 2006

Beverly L. Hamilton

/s/ Robert J. Malone*         Trustee                      August 4, 2006

Robert J. Malone

/s/ F. William Marshall, Jr.* Trustee                      August 4, 2006
F. William Marshall, Jr.

*By:  /s/ Mitchell J. Lindauer
      Mitchell J. Lindauer, Attorney-in-Fact

                       OPPENHEIMER CHAMPION INCOME FUND

                     Registration Statement No. 33-16494

                       Post-Effective Amendment No. 32

                                EXHIBIT INDEX

Exhibit No.    Description

23(j)          Consent of Independent Registered Public Accounting Firm